Schedule of Investments
(unaudited)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.0%
Alabama Corrections Institution Finance
Authority, Series 2022A, RB, 5.00%, 07/01/30 USD 4,800 $ 5,184,654
Alabama Federal Aid Highway Finance Authority
Series B , RB , 5.00% , 09/01/25 ......... 1,055 1,059,388
Series 2025A , RB , 5.00% , 09/01/28
(a)
.... 1,000 1,066,179
Series 2025A , RB , 5.00% , 09/01/29 ..... 4,000 4,331,222
Series 2025B , RB , 5.00% , 09/01/29
(a)
.... 1,180 1,277,711
Series A , RB , 5.00% , 09/01/33 ......... 1,250 1,304,594
Series A , RB , 5.00% , 09/01/34 ......... 1,250 1,304,594
Series 2016A , RB , 5.00% , 09/01/36 ..... 15,040 15,399,742
Series A , RB , 5.00% , 09/01/36 ......... 6,840 7,138,737
Alabama Public School & College Authority
Series 2020A , RB , 5.00% , 11/01/25 ..... 5,760 5,805,229
Series 2014B , RB , 5.00% , 01/01/26 ..... 2,475 2,484,509
Series 2020A , RB , 5.00% , 11/01/26 ..... 1,195 1,229,377
Series 2014B , RB , 5.00% , 01/01/27 ..... 440 441,696
Series 2020A , RB , 5.00% , 11/01/27 ..... 12,025 12,640,270
Auburn University
Series 2016A , RB , 5.00% , 06/01/29 ..... 1,910 1,944,287
Series 2025-B , RB , 5.00% , 06/01/29 ..... 2,000 2,149,127
Series 2025-B , RB , 5.00% , 06/01/30 ..... 2,750 2,992,946
Auburn Water Works Board, Series 2015, RB,
5.00%, 09/01/40 ................. 2,500 2,511,333
County of Jefferson, Series 2024, RB,
5.00%, 10/01/28 ................. 1,000 1,054,244
Tuscaloosa County Board of Education, Series
2017, 4.00%, 02/01/47 ............. 5,015 5,112,446
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 4,020 4,149,322
Series 2016B , RB , 5.00% , 01/01/32 ..... 6,945 7,168,418
Series 2016B , RB , 5.00% , 01/01/43 ..... 9,815 10,130,745
97,880,770
Alaska — 0.1%
Borough of Matanuska-Susitna, Series 2015,
RB, 5.25%, 09/01/28 .............. 1,680 1,688,638
Borough of North Slope, Series 2022A, GO,
5.00%, 06/30/28 ................. 155 164,713
State of Alaska
Series 2024B , GO , 5.00% , 08/01/27 ..... 1,000 1,045,525
Series 2024B , GO , 5.00% , 08/01/28 ..... 1,725 1,836,763
Series 2024B , GO , 5.00% , 08/01/29 ..... 1,000 1,079,543
Series 2025A , GO , 5.00% , 08/01/29
(a)
.... 1,700 1,835,223
7,650,405
Arizona — 1.2%
Arizona Board of Regents
Series 2024 , RB , 5.00% , 08/01/25 ( BAM ) . 5,055 5,069,250
Series 2016 , RB , 5.00% , 06/01/26 ...... 15 15,319
Series A , RB , 5.00% , 06/01/26 ......... 975 976,494
Series 2016 , RB , 5.00% , 06/01/27 ...... 155 158,370
Arizona Department of Transportation State
Highway Fund
Series 2016 , RB , 5.00% , 07/01/27 ...... 1,480 1,509,424
Series 2016 , RB , 5.00% , 07/01/29 ...... 250 254,543
Arizona Transportation Board
Series 2018 , RB , 5.00% , 07/01/25 ...... 885 886,456
Series 2016 , RB , 5.00% , 07/01/26 ...... 180 184,118
Arizona Water Infrastructure Finance Authority
Series 2024 , RB , 5.00% , 10/01/26 ...... 3,500 3,601,452
Series 2024 , RB , 5.00% , 10/01/27 ...... 2,000 2,099,990
Security
Par (000)
Par (000) Value
Arizona (continued)
City of Glendale, Series 2024, RB,
5.00%, 07/01/29 ................. USD 3,325 $ 3,591,890
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. 335 342,019
City of Phoenix Civic Improvement Corp.
Series 2014B , RB , 5.00% , 07/01/25 ..... 4,615 4,621,714
Series 2016 , RB , 5.00% , 07/01/25 ...... 1,200 1,201,808
Series 2021B , RB , 5.00% , 07/01/25 ..... 4,850 4,857,308
Series 2016 , RB , 5.00% , 07/01/26 ...... 2,030 2,076,055
Series B , RB , 4.00% , 07/01/28 ......... 6,000 6,101,156
Series 2023 , RB , 5.00% , 07/01/28 ...... 2,285 2,433,182
Series 2024 , RB , 5.00% , 07/01/29 ...... 5,625 6,087,772
City of Tempe, Series 2025, GO,
5.00%, 07/01/26
(a)
................ 4,215 4,305,818
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/28 ................. 1,875 1,996,594
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/27 180 187,897
Maricopa County Union High School District No.
210-Phoenix
Series 2025B , GO , 5.00% , 07/01/29
(a)
.... 1,900 2,058,601
Series 2025B , GO , 5.00% , 07/01/30 ..... 1,500 1,649,172
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/26 ..... 490 495,851
Series 2020A , RB , 5.00% , 01/01/26 ..... 2,700 2,732,238
Series 2021A , RB , 5.00% , 01/01/26 ..... 8,645 8,748,221
Series 2016A , RB , 5.00% , 01/01/27 ..... 145 149,892
Series 2021A , RB , 5.00% , 01/01/27 ..... 13,995 14,467,131
Series 2017A , RB , 5.00% , 01/01/28 ..... 2,070 2,183,962
Series 2016A , RB , 5.00% , 01/01/29 ..... 4,645 4,784,848
Series 2021A , RB , 5.00% , 01/01/29 ..... 5,560 5,970,269
Series 2017A , RB , 5.00% , 01/01/30 ..... 1,420 1,488,148
Series 2024A , RB , 5.00% , 01/01/30 ..... 5,380 5,865,820
Series 2025B , RB , 5.00% , 01/01/30 ..... 4,900 5,342,476
Scottsdale Municipal Property Corp., Series
2017, RB, 5.00%, 07/01/36 .......... 2,000 2,089,491
110,584,749
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 04/01/26 ................. 360 360,581
California — 13.2%
Anaheim City School District, Series 2007, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 500 481,049
Bay Area Toll Authority
Series 2024S-11 , RB , 5.00% , 04/01/28 ... 2,000 2,131,731
Series 2018A , RB , VRDN 2.63% , 04/01/26
(c)
2,765 2,746,381
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 10,260 10,694,855
California Infrastructure & Economic
Development Bank
Series 2023 , RB , 5.00% , 10/01/26 ...... 5,005 5,166,621
Series 2016 , RB , 5.00% , 10/01/29 ...... 1,630 1,657,283
California State Public Works Board
Series 2022A , RB , 5.00% , 08/01/25 ..... 3,000 3,009,366
Series B , RB , 5.00% , 10/01/25 ......... 340 342,207
Series 2021B , RB , 5.00% , 05/01/26 ..... 1,040 1,059,889
Series F , RB , 5.00% , 05/01/26 ......... 290 290,484
Series B , RB , 5.00% , 10/01/26 ......... 145 149,095
Series 2023D , RB , 5.00% , 11/01/26 ..... 670 690,111
Series 2021A , RB , 5.00% , 02/01/27 ..... 15,800 16,361,137
Series 2022D , RB , 5.00% , 05/01/27 ..... 7,845 8,167,445
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,450 2,561,011

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2023C , RB , 5.00% , 09/01/27 ..... USD 5,000 $ 5,234,791
Series B , RB , 5.00% , 10/01/27 ......... 1,115 1,169,199
Series 2021A , RB , 5.00% , 02/01/28 ..... 4,300 4,537,036
Series F , RB , 5.00% , 05/01/28 ......... 1,725 1,727,157
Series 2022B , RB , 5.00% , 06/01/28 ..... 9,590 10,180,419
Series 2024C , RB , 5.00% , 09/01/28 ..... 7,500 7,994,469
Series 2016C , RB , 5.00% , 11/01/28 ..... 14,950 15,345,399
California State University
Series 2015A , RB , 5.00% , 11/01/25 ..... 3,195 3,223,749
Series 2016A , RB , 5.00% , 11/01/25 ..... 2,055 2,073,491
Series 2016A , RB , 5.00% , 11/01/26 ..... 345 352,233
Series 2024A , RB , 5.00% , 11/01/28 ..... 2,000 2,159,827
Series 2024A , RB , 5.00% , 11/01/29 ..... 1,125 1,236,262
Chico Unified School District, Series A, GO,
5.00%, 08/01/27 ................. 1,540 1,614,339
Chino Basin Regional Financing Authority, Series
2020B, RB, 4.00%, 11/01/25 ......... 9,065 9,075,836
City of Los Angeles, Series 2024, RB,
5.00%, 06/26/25 ................. 17,600 17,616,442
City of Los Angeles Department of Airports
Series 2025D , RB , 5.00% , 05/15/29 ..... 2,195 2,370,844
Series 2025E , RB , 5.00% , 05/15/29 ..... 4,020 4,342,047
Series 2025D , RB , 5.00% , 05/15/30 ..... 2,405 2,634,606
City of Los Angeles Wastewater System
Series 2018B , RB , 5.00% , 06/01/25 ..... 640 640,000
Series D , RB , 5.00% , 06/01/25 ......... 90 90,000
Series 2018B , RB , 5.00% , 06/01/26 ..... 690 704,297
Series 2025C , RB , 5.00% , 06/01/27 ..... 10,000 10,424,601
Series A , RB , 5.00% , 06/01/27 ......... 170 170,165
Series D , RB , 5.00% , 06/01/27 ......... 50 50,049
City of San Francisco
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/25 ................ 2,500 2,522,552
Series A , RB , 5.00% , 11/01/25 ......... 4,890 4,934,111
Series D , RB , 5.00% , 11/01/25 ......... 325 327,932
Series A , RB , 5.00% , 11/01/26 ......... 4,655 4,807,388
Series 2023C , RB , 5.00% , 11/01/28 ..... 2,025 2,181,319
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/29
(a)
............... 7,500 8,225,341
Series D , RB , 5.00% , 11/01/29 ......... 2,495 2,616,088
Coast Community College District
(b)
Series 2006B , GO , 0.00% , 08/01/26 ( AGM ) 1,205 1,163,720
Series 2015 , GO , 0.00% , 08/01/33 ...... 500 354,093
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/26 ..... 3,290 3,349,679
Corona-Norco Unified School District, Series A,
GO, 5.00%, 08/01/40 .............. 795 797,698
County of Los Angeles, Series 2024, RB,
5.00%, 06/30/25 ................. 18,040 18,063,411
County of Riverside, Series 2024, RB,
5.00%, 06/30/25 ................. 13,000 13,020,779
East Bay Municipal Utility District Water System
Series 2014B , RB , 5.00% , 06/01/25 ..... 510 510,000
Series 2015A , RB , 5.00% , 06/01/27 ..... 1,890 1,891,402
Series 2025B , RB , 5.00% , 06/01/29
(a)
.... 4,000 4,369,354
Series 2025B , RB , 5.00% , 06/01/30
(a)
.... 4,500 5,001,214
East Side Union High School District
Series D , GO , 5.00% , 08/01/28
(a)
....... 1,200 1,283,677
Series 2024A , GO , 5.00% , 08/01/29 ( AGM ) 2,860 3,115,346
El Camino Community College District
Fountation (The)
(b)
Series 2012C , GO , 0.00% , 08/01/26 ..... 4,875 4,697,754
Series 2012C , GO , 0.00% , 08/01/27 ..... 8,365 7,810,897
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 3,000 2,708,629
Security
Par (000)
Par (000) Value
California (continued)
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/26
( NPFGC )
(b)
.................... USD 1,220 $ 1,178,746
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC )
(b)
.................... 1,250 1,174,186
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC )
(b)
.................... 4,000 3,753,390
Series 2015 , GO , 5.00% , 08/01/28 ...... 1,000 1,003,292
Foothill-Eastern Transportation Corridor Agency,
Series 2013A, RB, 6.13%, 01/15/28 ..... 5,050 5,463,881
Imperial Irrigation District Electric System, Series
2016B-2, RB, 5.00%, 11/01/25 ........ 2,595 2,619,269
Las Virgenes Unified School District, Series
2002D, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 13,870 12,953,210
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/25 ........ 32,000 32,108,589
Series 2016 , GO , 5.00% , 08/01/27 ...... 40 41,058
Los Angeles Community College District
Series C-1 , GO , 5.00% , 08/01/25 ....... 10,780 10,816,940
Series D , GO , 5.00% , 08/01/27 ........ 10,005 10,514,566
Series 2024 , GO , 5.00% , 08/01/29 ...... 3,660 3,997,808
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/25 ..... 20 20,000
Series 2020A , RB , 5.00% , 06/01/25 ..... 1,065 1,065,000
Series 2016A , RB , 5.00% , 07/01/25 ..... 820 821,263
Series 2024A , RB , 5.00% , 07/01/25 ..... 1,275 1,276,963
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,190 1,217,494
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,275 1,306,947
Series 2016A , RB , 5.00% , 06/01/27 ..... 65 66,307
Series 2021A , RB , 5.00% , 06/01/27 ..... 80 83,794
Series 2016A , RB , 5.00% , 07/01/27 ..... 10 10,216
Series 2019A , RB , 5.00% , 07/01/27 ..... 100 104,923
Series 2023A , RB , 5.00% , 07/01/28 ..... 2,470 2,645,956
Series 2016A , RB , 5.00% , 06/01/29 ..... 2,530 2,576,030
Los Angeles Department of Water & Power
Series 2018B , RB , 5.00% , 07/01/25 ..... 980 980,921
Series 2020A , RB , 5.00% , 07/01/25 ..... 9,335 9,344,085
Series 2021C , RB , 3.00% , 07/01/26 ..... 3,080 3,055,649
Series 2021C , RB , 4.00% , 07/01/26 ..... 2,605 2,617,636
Series 2020A , RB , 5.00% , 07/01/26 ..... 205 208,225
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,920 4,991,671
Series 2024C , RB , 5.00% , 07/01/27 ..... 6,930 7,143,403
Series 2022E , RB , 5.00% , 07/01/27 ..... 3,500 3,607,779
Series 2022A , RB , 5.00% , 07/01/27 ..... 105 108,233
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 75,621
Series 2020A , RB , 5.00% , 07/01/27 ..... 2,150 2,216,207
Series 2020A , RB , 5.00% , 07/01/28 ..... 4,750 4,959,526
Series 2023A , RB , 5.00% , 07/01/28 ..... 1,535 1,602,710
Series 2025A , RB , 5.00% , 07/01/28 ...... 855 886,858
Series 2020A , RB , 5.00% , 07/01/29 ..... 12,860 13,583,035
Series 2023A , RB , 5.00% , 07/01/29 ..... 1,000 1,056,224
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,067,785
Los Angeles Department of Water & Power
Water System
Series 2018A , RB , 5.00% , 07/01/25 ..... 20 20,019
Series 2020B , RB , 4.00% , 07/01/26 ..... 1,235 1,241,454
Series 2016B , RB , 5.00% , 07/01/26 ..... 590 594,751
Series 2020B , RB , 4.00% , 07/01/27 ..... 180 181,960
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 75,621
Series 2022B , RB , 5.00% , 07/01/27 ..... 160 164,927
Series 2016A , RB , 5.00% , 07/01/28 ..... 1,480 1,491,698
Series 2023A , RB , 5.00% , 07/01/28 ..... 9,710 10,138,315
Los Angeles Unified School District
Series 2016A , GO , 5.00% , 07/01/25 ..... 455 455,704

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2017A , GO , 5.00% , 07/01/25 ..... USD 4,285 $ 4,291,633
Series 2019A , GO , 5.00% , 07/01/25 ..... 1,380 1,382,136
Series 2020A , GO , 5.00% , 07/01/25 ..... 135 135,209
Series 2024QRR , GO , 5.00% , 07/01/25 ... 5,000 5,007,740
Series 2020C , GO , 5.00% , 07/01/25 ..... 5,055 5,062,825
Series 2016A , GO , 5.00% , 07/01/26 ..... 4,000 4,004,976
Series 2020C , GO , 5.00% , 07/01/26 ..... 2,910 2,979,778
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,880 3,973,038
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 105 107,518
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 400 409,592
Series 2020A , GO , 5.00% , 07/01/26 ..... 250 255,995
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,160 1,212,356
Series 2019A , GO , 5.00% , 07/01/27 ..... 140 146,319
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,310 1,339,442
Series 2025A , GO , 5.00% , 07/01/27
(a)
.... 10,000 10,451,341
Series 2022QRR , GO , 5.00% , 07/01/27 ... 2,405 2,513,548
Series 2024A , GO , 5.00% , 07/01/28 ..... 8,870 9,453,629
Series 2020A , GO , 5.00% , 07/01/28 ..... 2,135 2,275,479
Series 2025A , GO , 5.00% , 07/01/28 ..... 7,590 8,089,408
Series 2020C , GO , 5.00% , 07/01/28 ..... 920 980,534
Series 2024A , GO , 5.00% , 07/01/29 ..... 6,820 7,395,062
Series 2025A , GO , 5.00% , 07/01/29 ..... 10,000 10,843,200
Series 2016B , GO , 5.00% , 07/01/30 ..... 10,865 11,094,020
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/25 .............. 2,300 2,299,432
Marin Community College District, Series A, GO,
5.00%, 08/01/41 ................. 7,500 7,702,695
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/25 ..... 595 594,398
Series 2015A , RB , 5.00% , 07/01/25 ..... 2,545 2,548,961
Series 2019A , RB , 5.00% , 07/01/25 ..... 550 550,784
Series 2022A , RB , 5.00% , 10/01/25 ..... 1,445 1,454,899
Series 2022B , RB , 3.00% , 07/01/26 ..... 3,000 3,002,151
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,180 1,208,676
Series 2022B , RB , 3.00% , 07/01/27 ..... 250 250,929
Series 2022A , RB , 5.00% , 10/01/27 ..... 1,075 1,135,455
Series 2022B , RB , 3.00% , 07/01/28 ..... 3,000 3,010,598
Moreno Valley Unified School District, Series A,
GO, 5.00%, 08/01/44 (AGM) ......... 5,000 5,016,303
Mount Diablo Unified School District, Series
2022B, GO, 4.00%, 08/01/25 ......... 3,100 3,104,742
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/26 ..... 1,000 1,027,394
Series 2016B , RB , 5.00% , 11/01/29 ..... 1,500 1,536,064
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(b)
.................... 3,000 2,813,842
Northern California Transmission Agency, Series
2016A, RB, 5.00%, 05/01/29 ......... 1,775 1,804,737
Oakland Unified School District
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,125 2,171,840
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,785 1,822,391
Series 2015A , GO , 5.00% , 08/01/40 ..... 4,000 4,014,041
Orange County Sanitation District, Series 2017A,
RB, 5.00%, 02/01/27 .............. 3,225 3,352,004
Palomar Community College District, Series C,
GO, 5.00%, 08/01/44 .............. 25,175 25,261,275
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(b)
................ 5,000 4,680,728
Rancho Santiago Community College District
(b)
Series C , GO , 0.00% , 09/01/27 ( AGM ) ... 2,715 2,536,664
Series C , GO , 0.00% , 09/01/29 ( AGM ) ... 2,800 2,446,851
Sacramento City Unified School District, Series
2007, GO, 0.00%, 07/01/28 (AGM)
(b)
..... 1,725 1,566,268
Security
Par (000)
Par (000) Value
California (continued)
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/25 ..... USD 1,950 $ 1,957,955
Series 2022J , RB , 5.00% , 08/15/26 ..... 650 667,230
Series 2022J , RB , 5.00% , 08/15/27 ..... 1,310 1,378,050
Series 2019B , RB , VRDN 5.00% , 10/15/25
(c)
1,890 1,891,449
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/25 ................. 1,040 1,041,417
San Diego Community College District
Series 2016 , GO , 4.00% , 08/01/32 ...... 6,860 6,967,315
Series 2016 , GO , 4.00% , 08/01/41 ...... 13,060 13,264,305
Series 2016 , GO , 5.00% , 08/01/41 ...... 13,000 13,351,338
San Diego County Regional Transportation
Commission, Series 2023A, RB,
5.00%, 04/01/28 ................. 555 592,513
San Diego Unified School District
Series C-2 , GO , 5.50% , 07/01/26 ( AGM ) .. 1,250 1,287,257
Series 2009-1 , GO , 0.00% , 07/01/28
(b)
... 1,235 1,123,488
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 5.00% , 08/01/25 ..... 275 276,002
Series 2019F-1 , GO , 5.00% , 08/01/25 .... 100 100,364
Series 2015D , GO , 5.00% , 08/01/29 ..... 345 345,781
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 4,865 4,901,763
Series 2022B , RB , 5.00% , 10/01/26 ..... 3,000 3,099,401
Series 2022B , RB , 5.00% , 10/01/27 ..... 3,850 4,061,036
Series 2023A , RB , 5.00% , 10/01/27 ..... 3,000 3,164,444
Series 2023C , RB , VRDN 4.00% , 10/01/29
(c)
6,625 6,841,985
San Francisco Community College District
Series 2025 , GO , 5.00% , 06/15/26 ...... 11,125 11,357,749
Series 2025 , GO , 5.00% , 06/15/28
(a)
..... 7,160 7,583,062
Series 2025 , GO , 5.00% , 06/15/29
(a)
..... 6,075 6,533,069
San Francisco Unified School District, Series A,
GO, 5.00%, 06/15/27 .............. 5,500 5,732,131
San Jose Unified School District, Series C, GO,
0.00%, 08/01/27 (NPFGC)
(b)
.......... 5,000 4,687,738
San Juan Unified School District, Series 2001,
GO, 0.00%, 08/01/26 (AGM)
(b)
........ 11,215 10,827,078
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 1,000 934,729
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 800 700,270
San Mateo Foster City Public Financing
Authority, Series 2021B, RB, 5.00%, 08/01/25 27,420 27,516,250
San Mateo Joint Powers Financing Authority,
Series 2019A, RB, 5.00%, 07/15/25 ..... 2,715 2,721,142
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 1,200 1,239,733
Santa Monica Community College District
(b)
Series 2009C , GO , 0.00% , 08/01/25 ..... 1,930 1,920,551
Series 2009C , GO , 0.00% , 08/01/26 ..... 10,525 10,166,771
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 482,429
Series 2009C , GO , 0.00% , 08/01/28 ..... 1,000 909,085
Simi Valley Unified School District, Series 2017,
GO, 5.00%, 08/01/26 .............. 1,635 1,676,336
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/25 ..... 1,605 1,606,508
Series 2024A , RB , 5.00% , 07/01/25 ..... 4,685 4,689,559
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 200 206,321
Series 2024A , RB , 5.00% , 07/01/30 ..... 4,645 4,959,863
Series 2025B , RB , VRDN 3.70% , 07/01/27
(c)
2,500 2,495,025

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Southwestern Community College District
Series 2004 , GO , 0.00% , 08/01/27
( NPFGC )
(b)
.................... USD 1,795 $ 1,680,747
Series D , GO , 5.00% , 08/01/44 ........ 1,000 1,003,394
State of California
GO , 5.00% , 08/01/25 ............... 7,660 7,687,738
Series C , GO , 5.00% , 08/01/25 ........ 940 943,404
Series 2016 , GO , 5.00% , 08/01/25 ...... 895 898,241
GO , 5.00% , 09/01/25 ............... 1,305 1,312,107
Series B , GO , 5.00% , 09/01/25 ........ 240 241,326
GO , 5.00% , 10/01/25 ............... 35,885 36,141,080
GO , 5.00% , 11/01/25 ............... 14,330 14,462,047
Series 2017 , GO , 5.00% , 11/01/25 ...... 3,500 3,532,251
GO , 5.00% , 12/01/25 ............... 9,715 9,823,816
GO , 3.00% , 03/01/26 ............... 800 800,143
GO , 5.00% , 04/01/26 ............... 15,705 15,995,924
GO , 3.88% , 08/01/26 ............... 5,000 5,054,822
GO , 4.00% , 08/01/26 ............... 285 289,119
GO , 5.00% , 08/01/26 ............... 9,775 10,015,752
Series C , GO , 5.00% , 08/01/26 ........ 160 164,132
Series 2016 , GO , 5.00% , 08/01/26 ...... 355 364,168
GO , 4.00% , 09/01/26 ............... 240 243,732
GO , 5.00% , 09/01/26 ............... 11,685 12,008,929
Series C , GO , 5.00% , 09/01/26 ........ 285 286,464
GO , 4.00% , 10/01/26 ............... 9,185 9,338,026
GO , 5.00% , 10/01/26 ............... 1,985 2,043,825
GO , 4.00% , 11/01/26 ............... 9,755 9,928,522
GO , 5.00% , 11/01/26 ............... 3,395 3,502,158
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,885 2,976,061
GO , 5.00% , 12/01/26 ............... 4,660 4,814,066
GO , 5.00% , 04/01/27 ............... 13,870 14,416,550
Series 2016 , GO , 5.00% , 08/01/27 ...... 7,505 7,677,572
Series C , GO , 5.00% , 08/01/27 ........ 175 183,268
GO , 5.00% , 08/01/27 ............... 10,100 10,517,127
GO , 4.00% , 09/01/27 ............... 5,580 5,728,769
GO , 5.00% , 09/01/27 ............... 3,530 3,646,727
Series C , GO , 5.00% , 09/01/27 ........ 215 216,008
GO , 4.00% , 10/01/27 ............... 1,225 1,258,789
GO , 5.00% , 10/01/27 ............... 2,465 2,582,067
GO , 5.00% , 11/01/27 ............... 33,920 35,697,941
GO , 5.00% , 04/01/28 ............... 14,695 15,589,373
Series B , GO , 5.00% , 08/01/28 ........ 4,700 4,910,126
GO , 5.00% , 08/01/28 ............... 8,365 8,622,723
Series C , GO , 5.00% , 09/01/28 ........ 1,470 1,476,782
GO , 5.00% , 10/01/28 ............... 15,810 16,922,028
Series 2017 , GO , 5.00% , 11/01/28 ...... 4,425 4,643,355
GO , 5.00% , 11/01/28 ............... 21,170 22,691,185
GO , 5.00% , 12/01/28 ............... 6,505 6,982,284
GO , 5.00% , 03/01/29 ............... 5,915 6,370,543
GO , 5.00% , 04/01/29 ............... 25,120 27,090,604
GO , 5.00% , 08/01/29 ............... 25,575 27,724,149
GO , 5.00% , 09/01/29 ............... 10,495 10,741,125
GO , 4.00% , 11/01/29 ............... 1,400 1,458,598
GO , 5.00% , 03/01/30 ............... 2,250 2,459,983
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/25 ...... 55 55,654
Series AS , RB , 5.00% , 12/01/25 ........ 350 351,284
Series AX , RB , 5.00% , 12/01/25 ........ 3,115 3,152,056
Series BA , RB , 5.00% , 12/01/25 ........ 1,645 1,664,569
Series BB , RB , 5.00% , 12/01/25 ........ 225 227,677
Series AX , RB , 5.00% , 12/01/26 ........ 70 72,628
Series BA , RB , 5.00% , 12/01/26 ........ 40 41,502
Series BB , RB , 5.00% , 12/01/26 ........ 295 306,075
Security
Par (000)
Par (000) Value
California (continued)
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... USD 5,145 $ 4,471,964
University of California
Series 2017AV , RB , 5.00% , 05/15/26 .... 205 209,215
Series 2017AY , RB , 5.00% , 05/15/26 .... 680 693,981
Series 2017AY , RB , 5.00% , 05/15/27 .... 930 970,128
Series 2023BN , RB , 5.00% , 05/15/27 .... 10,025 10,457,560
Series 2025BZ , RB , 5.00% , 05/15/27
(a)
... 5,000 5,215,741
Series 2023BN , RB , 5.00% , 05/15/28 .... 5,015 5,326,913
Series 2024BS , RB , 5.00% , 05/15/28 .... 3,000 3,186,588
Series 2016K , RB , 5.00% , 05/15/29 ..... 2,895 2,943,112
Series 2023BQ , RB , 5.00% , 05/15/29 .... 5,000 5,406,801
Series 2024BS , RB , 5.00% , 05/15/29 .... 10,000 10,813,601
Series 2024BX , RB , 5.00% , 05/15/29 .... 4,700 5,082,392
Series 2025BZ , RB , 5.00% , 05/15/29
(a)
... 5,000 5,406,801
Series 2025CB , RB , 5.00% , 05/15/29
(a)
... 2,000 2,162,720
Series 2016AR , RB , 5.00% , 05/15/30 .... 2,910 2,958,636
Series 2025CC , RB , 5.00% , 05/15/30
(a)
... 3,850 4,217,951
Series 2013AL-2 , RB , VRDN
2.50% , 06/03/25
(c)
............... 10,000 10,000,000
Upland Unified School District, Series 2008A,
GO, 0.00%, 08/01/30 (AGM)
(b)
........ 675 570,466
West Contra Costa Unified School District
Series C-1 , GO , 0.00% , 08/01/25 ( AGC )
(b)
. 1,500 1,492,778
Series 2025B , GO ,
6.00
% , 08/01/27 ..... 5,050 5,377,979
1,266,491,986
Colorado — 1.5%
Adams & Arapahoe Joint School District 28J
Aurora, Series 2025, GO, 5.50%, 12/01/26
(SAW)
(a)
...................... 1,250 1,296,773
Arapahoe County School District No. 5 Cherry
Creek, Series 2024, GO, 5.00%, 12/15/25
(SAW) ....................... 3,500 3,536,810
Board of Governors of Colorado State University
System, Series 2025B, RB, VRDN (Bank of
America NA SBPA), 1.85%, 06/09/25
(c)
... 10,000 10,000,000
Boulder Larimer & Weld Counties St Vrain Valley
School District Re1J
Series 2024 , GO , 5.00% , 12/15/27 ( SAW ) . 5,170 5,450,074
Series 2024 , GO , 5.00% , 12/15/28 ( SAW ) . 3,665 3,926,174
Series 2024 , GO , 5.00% , 12/15/29 ( SAW ) . 3,000 3,262,183
City & County of Denver
Series 2019B , GO , 5.00% , 08/01/25 ..... 1,325 1,329,055
Series 2019A , GO , 5.00% , 08/01/26 ..... 1,500 1,537,923
Series 2020B , GO , 5.00% , 08/01/26 ..... 14,055 14,410,340
Series 2020B , GO , 5.00% , 08/01/27 ..... 7,980 8,351,859
Series 2022A , GO , 5.00% , 08/01/27 ..... 10 10,466
City & County of Denver Airport System
Series 2022C , RB , 5.00% , 11/15/25 ..... 1,125 1,135,174
Series 2019C , RB , 5.00% , 11/15/27 ..... 3,505 3,678,677
Series 2023A , RB , 5.00% , 11/15/28 ..... 2,950 3,140,895
City of Aurora, Series 2016, RB,
5.00%, 08/01/41 ................. 9,460 9,692,611
City of Colorado Springs Utilities System
Series 2020A , RB , 5.00% , 11/15/25 ..... 905 913,452
Series 2020B , RB , 5.00% , 11/15/25 ..... 1,010 1,019,433
Series 2020B , RB , 5.00% , 11/15/26 ..... 550 567,090
Series 2024B , RB , 5.00% , 11/15/26 ..... 1,805 1,861,087
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,000 1,071,535
Series 2022A , RB , 5.00% , 11/15/28 ..... 1,000 1,072,899
Denver City & County School District No. 1
Series 2016 , GO , 5.00% , 12/01/25 ( SAW ) . 335 338,392
Series 2021B , GO , 4.00% , 12/01/26 ( SAW ) 9,460 9,626,978
Series 2025A , GO , 5.00% , 12/01/26 ( SAW ) 2,150 2,219,264

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2016 , GO , 4.00% , 12/01/27 ( SAW ) . USD 6,090 $ 6,116,663
Series 2025B , GO , 5.00% , 12/01/27 ( SAW ) 1,250 1,316,752
E-470 Public Highway Authority
(b)
Series B , RB , 0.00% , 09/01/26 ( NPFGC ) .. 4,540 4,356,920
Series 2004A , RB , 0.00% , 09/01/28 ( NPFGC ) 4,500 4,037,742
Series 2000B , RB , 0.00% , 09/01/29 ( NPFGC ) 11,000 9,509,257
Metro Water Recovery
Series 2025A , RB , 5.00% , 04/01/26 ..... 1,850 1,882,326
Series 2025A , RB , 5.00% , 04/01/27 ..... 1,765 1,835,295
Series 2025A , RB , 5.00% , 04/01/28
(a)
.... 2,120 2,247,245
Series 2025A , RB , 5.00% , 04/01/29
(a)
.... 3,800 4,095,235
Regional Transportation District, Series 2015A,
COP, 5.00%, 06/01/27 ............. 1,000 1,000,000
Regional Transportation District Sales Tax
Series 2023A , RB , 5.00% , 11/01/27 ..... 5,000 5,258,486
Series 2021B , RB , 5.00% , 11/01/28 ..... 500 535,422
State of Colorado, Series 2020A, COP,
5.00%, 12/15/28 ................. 275 294,119
University of Colorado
Series 2025B , RB , 5.00% , 06/01/29 ..... 2,450 2,643,223
Series 2016A , RB , 5.00% , 06/01/47 ..... 4,195 4,281,099
Series 2021C-3B , RB , VRDN
2.00% , 10/15/26
(c)
............... 250 244,475
Series 2021C-3A , RB , VRDN
2.00% , 10/15/25
(c)
............... 250 248,366
139,351,769
Connecticut — 2.6%
Connecticut State Health & Educational Facilities
Authority
(c)
Series 2017C-1 , RB , VRDN 5.00% , 02/01/28 1,035 1,086,950
Series A-2 , RB , VRDN 2.00% , 07/01/26 ... 2,700 2,649,806
Series 2013A , RB , VRDN 2.80% , 06/01/25 17,085 17,085,000
Series 2010A-4-1 , RB , VRDN
2.80% , 06/02/25 ................ 10,000 10,000,000
Series 2017C-2 , RB , VRDN 2.80% , 02/03/26 11,345 11,258,051
Series 2025B-1 , RB , VRDN 5.00% , 07/01/30 14,700 15,953,816
State of Connecticut
Series 2021B , GO , 3.00% , 06/01/25 ..... 1,535 1,535,000
Series 2018F , GO , 5.00% , 09/15/25 ..... 2,140 2,151,975
Series H , GO , 5.00% , 11/15/25 ........ 30 30,273
Series F , GO , 5.00% , 11/15/25 ......... 565 570,144
Series 2021A , GO , 4.00% , 01/15/26 ..... 2,285 2,298,295
Series 2022A , GO , 4.00% , 01/15/26 ..... 1,815 1,825,560
Series 2024A , GO , 5.00% , 01/15/26 ..... 9,380 9,491,644
Series 2020A , GO , 5.00% , 01/15/26 ..... 1,300 1,315,473
Series 2019B , GO , 5.00% , 02/15/26 ..... 3,075 3,116,882
Series B , GO , 5.00% , 04/15/26 ........ 45 45,772
Series 2018C , GO , 5.00% , 06/15/26 ..... 1,055 1,076,832
Series 2022D , GO , 5.00% , 09/15/26 ..... 845 866,813
Series E , GO , 5.00% , 10/15/26 ........ 1,525 1,567,018
Series 2024H , GO , 5.00% , 11/15/26 ..... 9,060 9,321,648
Series 2022A , GO , 4.00% , 01/15/27 ..... 4,595 4,671,326
Series 2021A , GO , 4.00% , 01/15/27 ..... 4,575 4,650,993
Series B , GO , 5.00% , 04/15/27 ........ 75 77,814
Series 2019A , GO , 5.00% , 04/15/27 ..... 105 108,940
Series 2016B , GO , 5.00% , 05/15/27 ..... 1,605 1,634,837
Series 2021B , GO , 4.00% , 06/01/27 ..... 8,665 8,833,233
Series 2022C , GO , 5.00% , 06/15/27 ..... 1,115 1,163,385
Series 2021D , GO , 5.00% , 07/15/27 ..... 320 334,398
Series 2022D , GO , 5.00% , 09/15/27 ..... 1,365 1,430,973
Series F , GO , 5.00% , 11/15/27 ......... 8,825 8,894,511
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,905 1,954,640
Series 2019A , GO , 5.00% , 04/15/28 ..... 2,705 2,865,356
Series 2018B , GO , 5.00% , 04/15/28 ..... 1,490 1,578,329
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2015B , GO , 5.00% , 06/15/28 ..... USD 1,300 $ 1,304,066
Series 2023B , GO , 5.00% , 08/01/28 ..... 3,340 3,556,055
Series 2022D , GO , 5.00% , 09/15/28 ..... 1,195 1,274,846
Series 2022E , GO , 5.00% , 11/15/28 ..... 1,670 1,786,434
Series 2024F , GO , 5.00% , 11/15/28 ..... 4,000 4,278,884
Series 2024A , GO , 5.00% , 01/15/29 ..... 5,000 5,361,015
Series 2024C , GO , 5.00% , 03/01/29 ..... 3,500 3,760,111
Series 2015A , GO , 5.00% , 03/15/29 ..... 6,340 6,359,828
Series 2025B , GO , 5.00% , 12/01/29
(a)
.... 2,430 2,639,559
Series 2021A , GO , 4.00% , 01/15/30 ..... 400 415,956
Series 2022A , GO , 4.00% , 01/15/30 ..... 2,725 2,833,699
Series 2025A , GO , 5.00% , 03/15/30 ..... 500 545,018
Series 2025B , GO , 5.00% , 12/01/30 ..... 500 550,204
State of Connecticut Clean Water Fund
- State Revolving Fund, Series B, RB,
5.00%, 06/01/26 ................. 480 490,603
State of Connecticut Special Tax
Series A , RB , 5.00% , 08/01/25 ......... 200 200,658
Series A , RB , 5.00% , 09/01/25 ......... 2,970 2,984,930
Series 2018B , RB , 5.00% , 10/01/25 ..... 540 543,678
Series 2021C , RB , 5.00% , 01/01/26 ..... 1,750 1,770,975
Series 2018A , RB , 5.00% , 01/01/26 ..... 325 328,895
Series 2020A , RB , 5.00% , 05/01/26 ..... 2,105 2,146,043
Series 2021A , RB , 5.00% , 05/01/26 ..... 310 316,044
Series 2024B , RB , 5.00% , 07/01/26 ..... 6,665 6,819,645
Series A , RB , 5.00% , 08/01/26 ......... 1,710 1,715,078
Series A , RB , 5.00% , 09/01/26 ......... 125 128,312
Series 2018C , RB , 5.00% , 10/01/26 ..... 10,100 10,386,074
Series 2018B , RB , 5.00% , 10/01/26 ..... 145 149,107
Series 2021D , RB , 5.00% , 11/01/26 ..... 2,010 2,070,645
Series 2018A , RB , 5.00% , 01/01/27 ..... 2,085 2,155,598
Series 2020A , RB , 5.00% , 05/01/27 ..... 145 150,990
Series 2021A , RB , 5.00% , 05/01/27 ..... 270 281,155
Series 2022B , RB , 5.00% , 07/01/27 ..... 1,780 1,858,706
Series B , RB , 5.00% , 08/01/27 ......... 20 20,056
Series A , RB , 5.00% , 09/01/27 ......... 255 261,462
Series 2023B , RB , 5.00% , 07/01/28 ..... 3,125 3,322,587
Series A , RB , 5.00% , 08/01/28 ......... 2,685 2,691,508
Series A , RB , 5.00% , 09/01/28 ......... 1,110 1,137,559
Series B , RB , 5.00% , 09/01/28 ......... 1,045 1,070,945
Series 2018A , RB , 5.00% , 01/01/29 ..... 9,380 9,850,084
Series 2024A-1 , RB , 5.00% , 07/01/29 .... 2,500 2,699,354
Series 2024B , RB , 5.00% , 07/01/29 ..... 4,905 5,296,133
Series A , RB , 5.00% , 08/01/29 ......... 3,540 3,547,336
Series A , RB , 5.00% , 09/01/30 ......... 1,965 2,007,444
University of Connecticut
Series 2022A , RB , 5.00% , 05/01/26 ..... 1,075 1,095,145
Series 2015A , RB , 5.00% , 02/15/27 ..... 8,000 8,012,740
Series 2016A , RB , 5.00% , 03/15/29 ( SAP ) . 3,010 3,048,364
Series 2022A , RB , 5.00% , 05/01/29 ( SAP ) . 860 923,671
245,592,886
Delaware — 0.7%
County of New Castle
Series 2015 , GO , 5.00% , 10/01/27 ...... 10,235 10,299,681
Series 2015 , GO , 5.00% , 10/01/33 ...... 5,000 5,031,598
Series 2015 , GO , 5.00% , 10/01/35 ...... 3,000 3,018,959
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/25 ...... 500 500,790
Series 2020 , RB , 5.00% , 07/01/25 ...... 10 10,016
Series 2020 , RB , 5.00% , 07/01/26 ...... 2,495 2,553,965
Series 2020 , RB , 5.00% , 09/01/26 ...... 195 200,336
Series 2016 , RB , 3.00% , 07/01/28 ...... 1,160 1,155,993
Series 2020 , RB , 5.00% , 09/01/28 ...... 4,815 5,133,482

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Delaware (continued)
State of Delaware
Series 2017A , GO , 5.00% , 01/01/26 ..... USD 4,355 $ 4,407,702
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,460 6,538,176
Series 2021 , GO , 5.00% , 02/01/26 ...... 5,015 5,084,853
Series 2022 , GO , 5.00% , 03/01/26 ...... 40 40,632
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,625 1,680,788
Series 2020A , GO , 5.00% , 01/01/27 ..... 5,530 5,719,852
Series 2018A , GO , 5.00% , 02/01/27 ..... 3,025 3,134,490
Series 2019 , GO , 5.00% , 02/01/27 ...... 3,625 3,756,207
Series 2021 , GO , 5.00% , 02/01/27 ...... 2,605 2,699,288
Series 2016D , GO , 5.00% , 07/01/27 ..... 1,200 1,227,090
Series 2017A , GO , 5.00% , 01/01/28 ..... 1,985 2,097,163
Series 2019 , GO , 5.00% , 02/01/28 ...... 1,500 1,587,308
Series 2019 , GO , 5.00% , 02/01/29 ...... 2,010 2,166,048
68,044,417
District of Columbia — 1.8%
District of Columbia
Series 2016A , GO , 5.00% , 06/01/25 ..... 2,095 2,095,000
Series 2017D , GO , 5.00% , 06/01/25 ..... 70 70,000
Series 2018B , GO , 5.00% , 06/01/25 ..... 325 325,000
Series 2019A , GO , 5.00% , 10/15/25 ..... 9,195 9,263,990
Series 2020 , RB , 5.00% , 12/01/25 ...... 1,000 1,010,055
Series 2021D , GO , 4.00% , 02/01/26 ..... 4,270 4,300,159
Series 2021E , GO , 5.00% , 02/01/26 ..... 125 126,698
Series 2017 , RB , 5.00% , 04/01/26 ...... 195 197,803
Series 2015A , GO , 5.00% , 06/01/26 ..... 975 976,394
Series 2017D , GO , 5.00% , 06/01/26 ..... 155 158,267
Series 2015B , GO , 5.00% , 06/01/26 ..... 1,180 1,181,688
Series 2018B , GO , 5.00% , 06/01/26 ..... 465 474,800
Series D , GO , 5.00% , 06/01/26 ........ 20 20,421
Series 2020 , RB , 5.00% , 12/01/26 ...... 2,880 2,972,168
Series 2021D , GO , 4.00% , 02/01/27 ..... 160 163,123
Series 2021E , GO , 5.00% , 02/01/27 ..... 7,885 8,166,196
Series 2018B , GO , 5.00% , 06/01/27 ..... 3,715 3,868,010
Series 2019A , GO , 5.00% , 10/15/27 ..... 3,005 3,153,152
Series 2024C , GO , 5.00% , 12/01/27 ..... 2,500 2,629,592
Series 2023A , GO , 5.00% , 01/01/28 ..... 2,355 2,479,041
Series 2021D , GO , 5.00% , 02/01/28 ..... 1,225 1,291,453
Series 2023B , GO , 5.00% , 06/01/28 ..... 5,250 5,568,052
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,000 1,066,379
Series 2024C , GO , 5.00% , 12/01/29 ..... 10,250 11,111,457
Series 2017D , GO , 5.00% , 06/01/30 ..... 2,465 2,544,357
District of Columbia Income Tax
Series 2019C , RB , 5.00% , 10/01/25 ..... 5,745 5,783,510
Series 2020B , RB , 5.00% , 10/01/25 ..... 195 196,307
Series 2020A , RB , 5.00% , 03/01/26 ..... 150 152,380
Series 2019C , RB , 5.00% , 10/01/26 ..... 8,135 8,370,568
Series 2020B , RB , 5.00% , 10/01/26 ..... 17,460 17,965,594
Series 2020A , RB , 5.00% , 03/01/27 ..... 2,460 2,554,426
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,005 1,053,775
Series 2022C , RB , 5.00% , 12/01/27 ..... 10,435 10,975,917
Series 2020B , RB , 5.00% , 10/01/28 ..... 15,490 16,516,767
District of Columbia Water & Sewer Authority
Series B , RB , 5.00% , 10/01/25 ......... 195 196,301
Series 2024A , RB , 5.00% , 10/01/28 ..... 5,000 5,336,349
Series 2024B, Sub-Series B-1 , RB , VRDN
( TD Bank NA SBPA ), 2.95% , 06/02/25
(c)
5,675 5,675,000
Series 2022E , RB , VRDN 3.00% , 10/01/27
(c)
8,100 7,982,073
Metropolitan Washington Airports Authority
Aviation, Series 2010D, RB, VRDN (TD Bank
NA LOC), 1.98%, 06/09/25
(c)
.......... 6,750 6,750,000
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/25 ..... 385 385,494
Series 2021A , RB , 5.00% , 07/15/25 ..... 6,850 6,863,149
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2021A , RB , 5.00% , 07/15/26 ..... USD 680 $ 695,674
Series 2021A , RB , 5.00% , 07/15/27 ..... 5,735 5,983,402
Series 2023A , RB , 5.00% , 07/15/27 ..... 1,000 1,043,313
Series 2018 , RB , 5.00% , 07/01/28 ...... 1,060 1,102,601
Series 2021A , RB , 5.00% , 07/15/28 ..... 1,000 1,062,061
171,857,916
Florida — 2.9%
Central Florida Expressway Authority
Series 2019B , RB , 5.00% , 07/01/25 ..... 3,500 3,505,032
Series 2019B , RB , 5.00% , 07/01/26 ..... 1,320 1,348,752
Series 2021 , RB , 5.00% , 07/01/26 ( AGM ) . 5,185 5,304,625
Series 2024B , RB , 5.00% , 07/01/29 ( AGC ) 4,155 4,484,665
City of Jacksonville
Series 2019B , RB , 5.00% , 10/01/28 ..... 4,785 4,902,559
Series 2024 , RB , 5.00% , 10/01/28 ...... 1,160 1,234,992
Series 2024 , RB , 5.00% , 10/01/29 ...... 1,600 1,728,420
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/28 .............. 3,160 3,232,652
County of Miami-Dade
Series 2016A , GO , 5.00% , 07/01/25 ..... 2,515 2,518,843
Series B , RB , 5.00% , 10/01/26 ......... 5,105 5,136,866
Series A , RB , 5.00% , 10/01/27 ......... 300 305,514
Series 2016A , GO , 5.00% , 07/01/29 ..... 10,905 11,770,222
County of Miami-Dade Water & Sewer System
Series 2015 , RB , 5.00% , 10/01/25 ...... 1,005 1,011,570
Series 2015 , RB , 5.00% , 10/01/26 ...... 1,285 1,293,453
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/27 .......... 225 236,388
Florida Department of Environmental Protection
Series 2017A , RB , 5.00% , 07/01/25 ..... 155 155,236
Series 2015A , RB , 5.00% , 07/01/26 ..... 340 340,534
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 400 426,010
Florida Insurance Assistance Interlocal Agency,
Inc.
Series 2023A-1 , RB , 5.00% , 09/01/25 .... 5,025 5,043,960
Series 2023A-1 , RB , 5.00% , 09/01/26 .... 2,600 2,633,004
Series 2023A-1 , RB , 5.00% , 09/01/27 .... 1,000 1,022,127
Series 2023A-1 , RB , 5.00% , 09/01/28 .... 3,970 4,054,830
Florida Municipal Power Agency, Series 2015B,
RB, 5.00%, 10/01/27 .............. 1,370 1,376,640
Hillsborough County School Board, COP,
5.00%, 07/01/28 ................. 8,720 9,018,697
JEA Electric System
Series 2017B , RB , 5.00% , 10/01/26 ..... 3,920 4,025,732
Series 2024A-3 , RB , 5.00% , 10/01/28 ( AGC ) 2,000 2,130,606
Series 2017B , RB , 5.00% , 10/01/29 ..... 1,000 1,040,490
Series 2024A-3 , RB , 5.00% , 10/01/29 ( AGC ) 5,000 5,405,534
JEA Water & Sewer System
Series 2017A , RB , 5.00% , 10/01/29 ..... 195 203,327
Series 2008B-1 , RB , VRDN ( Bank of America
NA SBPA ), 2.16% , 06/04/25
(c)
....... 5,385 5,385,000
Miami-Dade County Educational Facilities
Authority, Series 2024A, RB, 5.00%, 04/01/30 1,045 1,126,167
Orlando Utilities Commission
Series 2020A , RB , 5.00% , 10/01/26 ..... 10,610 10,904,594
Series 2025B , RB , 5.00% , 10/01/29 ..... 1,500 1,629,286
Series 2021B , RB , VRDN 1.25% , 10/01/28
(c)
1,275 1,139,632
Palm Beach County School District
Series 2022B , COP , 5.00% , 08/01/26 .... 115 117,609
Series 2015D , COP , 5.00% , 08/01/27 .... 1,415 1,419,190
Series D , COP , 5.00% , 08/01/28 ........ 7,315 7,336,661
Series 2015D , COP , 5.00% , 08/01/29 .... 4,000 4,011,845
Series 2025A , COP , 5.00% , 08/01/29
(a)
... 1,250 1,346,159

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2025A , COP , 5.00% , 08/01/30
(a)
... USD 3,000 $ 3,271,526
Pasco County School Board
Series 2024 , RB , 5.00% , 10/01/26 ...... 5,000 5,132,220
Series 2024 , RB , 5.00% , 10/01/29 ...... 5,000 5,388,667
Sarasota County School Board, Series 2023A,
COP, 5.00%, 07/01/28 ............. 1,350 1,430,442
School Board of Miami-Dade County (The)
Series 2015D , COP , 5.00% , 02/01/28 .... 4,350 4,396,046
Series 2025A , COP , 5.00% , 05/01/28 .... 5,000 5,257,761
Series 2015D , COP , 5.00% , 02/01/29 .... 6,000 6,060,352
Series 2025A , COP , 5.00% , 05/01/29 .... 5,000 5,329,974
School District of Broward County
Series 2015B , COP , 5.00% , 07/01/25 .... 915 916,203
Series B , COP , 5.00% , 07/01/25 ........ 110 110,145
Series A , COP , 5.00% , 07/01/26 ........ 3,100 3,105,675
Series 2019A , COP , 5.00% , 07/01/27 .... 700 727,638
South Florida Water Management District, COP,
5.00%, 10/01/29 ................. 2,665 2,698,908
State of Florida
Series 2016C , GO , 5.00% , 06/01/25 ..... 4,740 4,740,000
Series 2019C , GO , 5.00% , 06/01/25 ..... 2,870 2,870,000
Series 2020B , GO , 5.00% , 06/01/25 ..... 4,000 4,000,000
Series 2015F , GO , 5.00% , 06/01/26 ..... 4,035 4,035,000
Series 2017A , GO , 5.00% , 06/01/26 ( GTD ) 3,765 3,845,922
Series 2020A , GO , 5.00% , 06/01/26 ..... 175 178,761
Series 2016A , GO , 5.00% , 07/01/26 ..... 3,185 3,259,586
Series 2016C , GO , 5.00% , 06/01/27 ..... 525 535,337
Series 2025A , GO , 5.00% , 06/01/27 ..... 2,455 2,560,597
Series 2022A , GO , 5.00% , 06/01/27 ..... 10,505 10,956,853
Series 2021A , GO , 5.00% , 07/01/27 ..... 6,045 6,322,285
Series 2022B , GO , 5.00% , 06/01/28 ..... 3,985 4,235,851
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,560 1,658,200
Series 2025A , GO , 5.00% , 06/01/28
(a)
.... 7,270 7,727,638
Series 2021B , GO , 5.00% , 07/01/28 ..... 875 932,723
Series 2017C , GO , 5.00% , 06/01/29 ..... 6,365 6,602,796
Series 2025A , GO , 5.00% , 06/01/29
(a)
.... 12,080 13,051,184
State of Florida Department of Transportation
Series 2019A , RB , 5.00% , 07/01/25 ..... 3,000 3,004,442
Series 2020 , RB , 5.00% , 07/01/29 ...... 5,315 5,736,702
Series 2021A , RB , 5.00% , 07/01/29 ..... 2,060 2,219,332
State of Florida Department of Transportation
Turnpike System
Series 2018A , RB , 5.00% , 07/01/25 ..... 825 826,255
Series 2019A , RB , 5.00% , 07/01/25 ..... 110 110,167
Series 2021C , RB , 5.00% , 07/01/25 ..... 5,425 5,433,255
Series 2016B , RB , 2.50% , 07/01/26 ..... 680 672,642
Series 2021C , RB , 5.00% , 07/01/26 ..... 5,630 5,756,998
Series 2020A , RB , 5.00% , 07/01/29 ..... 2,685 2,899,106
Series 2025A , RB , 5.00% , 07/01/30 ..... 9,855 10,794,475
278,099,087
Georgia — 2.0%
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/27 ................. 990 1,042,814
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/25 ..... 6,355 6,364,392
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,000 1,022,414
Series 2020A , RB , 5.00% , 07/01/28 ..... 6,500 6,897,596
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/25 ..... 1,025 1,033,421
Series 2015 , RB , 5.00% , 11/01/26 ...... 1,120 1,121,800
Series 2004 , RB , 5.75% , 11/01/26 ( AGM ) . 2,305 2,398,919
Series 2015 , RB , 5.00% , 11/01/27 ...... 2,645 2,653,403
Series 2009B , RB , 5.25% , 11/01/27 ( AGM ) 2,000 2,063,916
Series 2015 , RB , 5.00% , 11/01/29 ...... 2,430 2,437,681
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2018B , RB , 5.00% , 11/01/29 ..... USD 1,410 $ 1,474,367
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 2,750 2,984,779
Columbia County School District, Series 2020,
GO, 5.00%, 10/01/26 (SAW) ......... 145 149,084
County of DeKalb, Series 2022, RB,
5.00%, 10/01/28 ................. 4,600 4,918,509
County of Forsyth, Series 2019, GO,
5.00%, 09/01/25 ................. 10,110 10,159,756
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/25 ...... 500 500,757
Series 2022 , RB , 5.00% , 07/01/25 ...... 2,050 2,053,102
Series 2021 , RB , 5.00% , 07/01/26 ...... 620 633,919
Series 2022 , RB , 5.00% , 07/01/26 ...... 1,615 1,651,256
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,095 2,188,980
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/25 ...... 4,990 4,990,000
Series 2020 , RB , 5.00% , 06/01/29 ...... 2,630 2,837,313
Gwinnett County School District
Series 2022B , GO , 5.00% , 08/01/25 ..... 260 260,902
Series 2010 , GO , 5.00% , 02/01/26 ...... 2,505 2,505,507
Series 2022B , GO , 5.00% , 08/01/26 ..... 4,125 4,241,065
Series 2010 , GO , 5.00% , 02/01/27 ...... 1,000 1,000,202
Series 2022B , GO , 5.00% , 08/01/27 ..... 890 932,579
Gwinnett County Water & Sewerage Authority
Series 2021 , RB , 4.00% , 08/01/25 ...... 1,110 1,112,076
Series 2019 , RB , 5.00% , 08/01/27 ...... 565 591,909
Henry County School District, Series 2016, GO,
5.00%, 08/01/26 (SAW) ............ 180 184,563
Metropolitan Atlanta Rapid Transit Authority
Series 2018A , RB , 4.00% , 07/01/25 ..... 1,910 1,911,169
Series 2025B , RB , 5.00% , 07/01/26 ..... 1,000 1,023,071
Series 2007A , RB , 5.25% , 07/01/27 ( NPFGC ) 1,470 1,544,984
Series 2025B , RB , 5.00% , 07/01/28
(a)
.... 1,315 1,400,190
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/26 ..... 1,000 1,010,060
Series 2024A , RB , 5.00% , 01/01/27 ..... 445 457,954
Series 2016A , RB , 5.00% , 01/01/28 ..... 9,845 10,055,166
Series 2024A , RB , 5.00% , 01/01/28 ..... 445 465,854
Series 2020A , RB , 5.00% , 11/01/28 ..... 500 530,866
Series 2024A , RB , 5.00% , 01/01/29 ..... 470 498,061
Series 2020A , RB , 5.00% , 11/01/29 ..... 500 538,412
Series 2024A , RB , 5.00% , 01/01/30 ..... 600 643,470
Private Colleges & Universities Authority
Series 2020B , RB , 5.00% , 09/01/25 ..... 16,015 16,081,385
Series 2022A , RB , 5.00% , 09/01/29 ..... 4,590 4,964,348
State of Georgia
Series 2016C-1 , GO , 4.00% , 07/01/25 ... 3,325 3,327,150
Series 2022C , GO , 4.00% , 07/01/25 ..... 80 80,052
Series 2018A , GO , 5.00% , 07/01/25 ..... 4,960 4,967,140
Series 2016E , GO , 5.00% , 12/01/25 ..... 16,290 16,458,013
Series 2016F , GO , 5.00% , 01/01/26 ..... 750 759,076
Series 2017A-1 , GO , 5.00% , 02/01/26 .... 530 537,382
Series 2016F , GO , 5.00% , 07/01/26 ..... 5 5,117
Series 2015A , GO , 5.00% , 02/01/27 ..... 1,000 1,001,473
Series 2022A , GO , 5.00% , 07/01/27 ..... 21,185 22,159,127
Series 2023A , GO , 5.00% , 07/01/27 ..... 17,215 18,006,578
Series 2016F , GO , 5.00% , 01/01/28 ..... 3,805 3,938,150
Series 2021A , GO , 5.00% , 07/01/28 ..... 6,110 6,515,941
Series 2018A , GO , 5.00% , 07/01/29 ..... 2,000 2,126,041
193,413,211
Hawaii — 0.7%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/26 ..... 1,100 1,113,573
Series B , RB , 5.00% , 07/01/26 ......... 1,000 1,001,515

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series A , RB , 4.00% , 07/01/27 ......... USD 5,335 $ 5,338,852
City & County of Honolulu
Series 2021E , GO , 5.00% , 03/01/26 ..... 450 456,953
Series 2023D , GO , 5.00% , 03/01/26 ..... 1,555 1,579,838
Series 2020D , GO , 5.00% , 07/01/26 ..... 1,870 1,912,828
Series 2023D , GO , 5.00% , 03/01/28 ..... 4,280 4,526,299
Series 2019C , GO , 4.00% , 08/01/28 ..... 105 108,648
Series A , GO , 5.00% , 10/01/28 ........ 3,415 3,432,910
Series B , GO , 5.00% , 10/01/28 ........ 5,000 5,026,222
Series 2020B , GO , 5.00% , 03/01/29 ..... 875 941,097
Series A , GO , 5.00% , 10/01/29 ........ 4,000 4,020,978
Series C , GO , 5.00% , 10/01/29 ........ 2,280 2,291,957
State of Hawaii
Series EO , GO , 5.00% , 08/01/25 ....... 2,550 2,553,279
Series EZ , GO , 5.00% , 10/01/25 ....... 3,605 3,628,832
Series FH , GO , 5.00% , 10/01/25 ....... 280 281,851
Series FN , GO , 5.00% , 10/01/25 ....... 45 45,297
Series 2018FT , GO , 5.00% , 01/01/26 .... 5,475 5,540,622
Series EY , GO , 5.00% , 10/01/26 ........ 715 719,471
Series 2018FT , GO , 5.00% , 01/01/27 .... 2,145 2,218,641
Series 2019FW , GO , 5.00% , 01/01/27 .... 1,175 1,215,339
Series FE , GO , 5.00% , 10/01/27 ....... 4,815 4,921,266
Series 2018FT , GO , 5.00% , 01/01/29 .... 10,100 10,617,707
Series 2018FT , GO , 5.00% , 01/01/30 .... 1,680 1,763,611
State of Hawaii Airports System, Series 2018D,
RB, 5.00%, 07/01/29 .............. 1,000 1,078,227
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/29 .............. 1,060 1,076,097
67,411,910
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2025A , RB , 5.00% , 08/15/28 ..... 1,750 1,867,337
Series 2023A , RB , 5.00% , 08/15/29 ..... 625 677,657
Series 2025A , RB , 5.00% , 08/15/29
(a)
.... 1,250 1,355,314
Series 2025A , RB , 5.00% , 08/15/30 ..... 2,155 2,369,016
Idaho State Building Authority
Series 2024A , RB , 5.00% , 06/01/27 ..... 3,000 3,129,634
Series 2024A , RB , 5.00% , 06/01/28 ..... 3,000 3,190,029
Series 2024A , RB , 5.00% , 06/01/29 ..... 5,755 6,220,653
Series 2025A , RB , 5.00% , 06/01/29 ..... 4,500 4,864,107
23,673,747
Illinois — 4.3%
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/28 ( BAM ) 2,770 2,913,936
Series 2023B , RB , 5.00% , 01/01/29 ( BAM ) 3,500 3,739,653
Chicago O'Hare International Airport
Series 2022D , RB , 5.00% , 01/01/26 ..... 3,510 3,545,918
Series 2024D , RB , 5.00% , 01/01/26 ..... 14,715 14,865,579
Series E , RB , 5.00% , 01/01/26 ......... 510 515,219
Series 2024D , RB , 5.00% , 01/01/27 ..... 8,000 8,236,622
Series C , RB , 5.00% , 01/01/28 ......... 1,225 1,234,907
Series 2024D , RB , 5.00% , 01/01/29 ..... 11,000 11,726,209
Series 2024D , RB , 5.00% , 01/01/30 ..... 11,000 11,870,203
Series C , RB , 5.00% , 01/01/30 ......... 5,000 5,037,357
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/27 ...... 1,250 1,285,294
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/29 . 1,500 1,603,185
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 8,500 8,745,513
Series 2020A , GO , 5.00% , 01/01/30 ..... 110 114,458
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/27 ...... 1,750 1,786,589
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2000 , RB , 5.00% , 11/01/28 ...... USD 3,695 $ 3,764,355
Series 2000 , RB , 5.00% , 11/01/29 ...... 3,020 3,073,686
City of Springfield Electric
Series 2024 , RB , 5.00% , 03/01/28 ( BAM ) . 5,735 6,022,424
Series 2024 , RB , 5.00% , 03/01/29 ( BAM ) . 5,930 6,307,529
County of Cook
Series 2022A , GO , 5.00% , 11/15/25 ..... 1,235 1,244,670
Series 2024 , RB , 5.00% , 11/15/27 ...... 750 783,479
Series 2018 , RB , 5.00% , 11/15/28 ...... 2,250 2,354,524
Series 2024 , RB , 5.00% , 11/15/28 ...... 1,000 1,061,898
Series 2016A , GO , 5.00% , 11/15/29 ..... 1,650 1,684,679
Series 2022A , GO , 5.00% , 11/15/29 ..... 3,265 3,522,906
Series 2024 , RB , 5.00% , 11/15/29 ...... 1,135 1,219,276
DuPage County Forest Preserve District
Series 2025 , GO , 5.00% , 11/01/28 ...... 835 889,264
Series 2025 , GO , 5.00% , 11/01/29 ...... 950 1,026,156
Illinois Finance Authority
Series 2016 , RB , 4.00% , 07/01/25 ...... 3,110 3,112,138
Series 2021A , RB , 5.00% , 10/01/25 ..... 1,300 1,307,803
Series 2016 , RB , 5.00% , 01/01/26 ...... 1,255 1,269,461
Series 2019 , RB , 5.00% , 01/01/26 ...... 825 834,506
Series 2024B , RB , 5.00% , 04/01/27 ..... 2,400 2,487,938
Series 2017 , RB , 5.00% , 07/01/27 ...... 290 299,490
Series 2019 , RB , 5.00% , 07/01/27 ...... 2,400 2,502,107
Series 2016 , RB , 5.00% , 01/01/28 ...... 2,630 2,659,428
Series 2024B , RB , 5.00% , 04/01/28 ..... 2,000 2,107,095
Series 2020 , RB , 5.00% , 01/01/29 ...... 1,330 1,420,921
Series 2024B , RB , 5.00% , 04/01/29 ..... 3,500 3,734,919
Series 2020 , RB , 5.00% , 07/01/29 ...... 1,155 1,242,905
Series 2025A , RB , 5.00% , 01/01/30
(a)
.... 990 1,073,900
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,091,825
Illinois Municipal Electric Agency, Series 2015A,
RB, 5.00%, 02/01/28 .............. 6,500 6,512,154
Illinois State Toll Highway Authority
Series 2019B , RB , 5.00% , 01/01/26 ..... 1,600 1,619,548
Series 2019C , RB , 5.00% , 01/01/26 ..... 10,160 10,284,128
Series 2014C , RB , 5.00% , 01/01/27 ..... 1,065 1,066,648
Series 2016B , RB , 5.00% , 01/01/27 ..... 10 10,217
Series 2019B , RB , 5.00% , 01/01/27 ..... 215 222,449
Series 2019C , RB , 5.00% , 01/01/27 ..... 3,495 3,616,087
Series 2018A , RB , 5.00% , 01/01/28 ..... 2,120 2,230,522
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,385 3,561,471
Series 2019C , RB , 5.00% , 01/01/28 ..... 1,655 1,741,280
Series 2017A , RB , 5.00% , 01/01/29 ..... 1,835 1,920,859
Series 2018A , RB , 5.00% , 01/01/29 ..... 5,510 5,894,413
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,755 1,877,440
Series 2019C , RB , 5.00% , 01/01/29 ..... 3,460 3,701,392
Series 2016B , RB , 5.00% , 01/01/30 ..... 2,850 2,893,211
Series 2019C , RB , 5.00% , 01/01/30 ..... 6,295 6,831,292
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/25 ........ 715 722,233
Series A , GO , 5.00% , 12/01/28 ........ 4,000 4,098,010
Series 2021A , GO , 5.00% , 12/01/29 ..... 1,020 1,108,812
Regional Transportation Authority
Series 2004A , RB , 5.50% , 06/01/27 ( AGM ) 3,285 3,453,272
Series 2004A , RB , 5.75% , 06/01/29 ( AGM ) 1,370 1,473,900
Series 2003A , RB , 6.00% , 07/01/29 ( NPFGC ) 7,295 7,775,954
Sales Tax Securitization Corp.
Series 2021A , RB , 5.00% , 01/01/27 ..... 7,405 7,598,627
Series 2017A , RB , 5.00% , 01/01/28 ..... 250 260,768
Series 2020A , RB , 5.00% , 01/01/28 ..... 3,225 3,363,906
Series 2021A , RB , 5.00% , 01/01/28 ..... 3,750 3,911,518
Series 2020A , RB , 5.00% , 01/01/30 ..... 3,000 3,208,128
Series 2021A , RB , 5.00% , 01/01/30 ..... 1,610 1,721,696

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
State of Illinois
Series 2017D , GO , 5.00% , 11/01/25 ..... USD 13,035 $ 13,131,355
Series 2016 , GO , 5.00% , 02/01/26 ...... 6,000 6,068,627
Series 2022B , GO , 5.00% , 03/01/26 ..... 6,630 6,715,236
Series 2021B , GO , 5.00% , 03/01/26 ..... 1,075 1,088,820
Series 2021A , GO , 5.00% , 03/01/26 ..... 950 962,213
Series 2023D , GO , 5.00% , 07/01/26 ..... 1,220 1,242,510
Series 2017D , GO , 5.00% , 11/01/26 ..... 18,000 18,437,062
Series 2024 , GO , 5.00% , 02/01/27 ...... 8,065 8,286,753
Series 2016 , GO , 5.00% , 02/01/27 ...... 570 585,532
Series 2022B , GO , 5.00% , 03/01/27 ..... 4,245 4,365,718
Series 2019B , GO , 5.00% , 09/01/27 ..... 3,100 3,208,427
Series 2018A , GO , 5.00% , 10/01/27 ..... 1,600 1,654,031
Series 2017D , GO , 5.00% , 11/01/27 ..... 12,170 12,660,862
Series 2016 , GO , 5.00% , 02/01/28 ...... 14,800 15,162,032
Series 2024 , GO , 5.00% , 02/01/28 ...... 1,565 1,626,707
Series 2022B , GO , 5.00% , 03/01/28 ..... 4,000 4,162,837
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,000 1,040,709
Series 2023B , GO , 5.00% , 05/01/28 ..... 5,300 5,525,004
Series 2024B , GO , 5.00% , 05/01/28 ..... 2,940 3,064,814
Series 2023D , GO , 5.00% , 07/01/28 ..... 12,380 12,927,602
Series 2018A , GO , 5.00% , 10/01/28 ..... 4,700 4,913,198
Series 2017D , GO , 5.00% , 11/01/28 ..... 13,060 13,494,244
Series 2016 , GO , 5.00% , 11/01/28 ...... 4,500 4,586,625
Series 2024 , GO , 5.00% , 02/01/29 ...... 2,965 3,113,804
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,405 1,437,134
Series 2021A , GO , 5.00% , 03/01/29 ..... 400 420,511
Series 2024B , GO , 5.00% , 05/01/29 ..... 2,915 3,069,305
Series 2017C , GO , 5.00% , 11/01/29 ..... 10,400 10,728,843
State of Illinois Sales Tax
Series 2021C , RB , 5.00% , 06/15/26 ..... 435 442,520
Series 2016D , RB , 5.00% , 06/15/29 ..... 2,890 2,926,141
Series 2021C , RB , 5.00% , 06/15/29 ..... 755 801,463
Series 2024A , RB , 5.00% , 06/15/29 ..... 5,000 5,307,704
Series 2025A , RB , 5.00% , 06/15/30 ..... 9,900 10,595,306
University of Illinois, Series 2016A, RB,
4.00%, 04/01/29 ................. 3,640 3,666,351
415,419,859
Indiana — 0.9%
Indiana Finance Authority
Series 2014A , RB , 5.00% , 10/01/25 ..... 1,140 1,141,573
Series 2021-1 , RB , 5.00% , 10/01/25 ..... 3,680 3,703,106
Series 2016C , RB , 5.00% , 12/01/25 ..... 1,220 1,231,496
Series E , RB , 5.00% , 02/01/26 ......... 710 719,654
Series 2021B , RB , 5.00% , 02/01/26 ..... 1,000 1,013,598
Series 2019C , RB , 5.00% , 02/01/26 ..... 185 187,516
Series 2017C , RB , 5.00% , 02/01/26 ..... 460 466,255
Series 2019A , RB , 5.00% , 02/01/26 ..... 10,095 10,232,270
Series 2021-1 , RB , 5.00% , 10/01/26 ..... 120 123,288
Series 2019A , RB , 5.00% , 02/01/27 ..... 280 289,440
Series 2015A , RB , 5.00% , 02/01/27 ..... 1,070 1,070,738
Series 2019E , RB , 5.00% , 02/01/27 ..... 470 485,847
Series E , RB , 5.00% , 02/01/27 ......... 210 214,864
Series 2021B , RB , 5.00% , 02/01/27 ..... 1,710 1,767,654
Series 2017C , RB , 5.00% , 02/01/27 ..... 195 201,575
Series B , RB , 5.00% , 02/01/27 ......... 150 151,994
Series 2016C , RB , 5.00% , 06/01/27 ..... 2,090 2,141,757
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,275 1,337,533
Series 2016C , RB , 5.00% , 06/01/28 ..... 4,530 4,637,142
Series 2023A , RB , 5.00% , 10/01/28 ..... 110 117,408
Series A , RB , 5.00% , 02/01/29 ......... 3,500 3,547,414
Series E , RB , 5.00% , 02/01/29 ......... 6,695 6,846,279
Series 2016C , RB , 5.00% , 06/01/29 ..... 5,430 5,799,217
Series A , RB , 5.00% , 02/01/30 ......... 3,930 3,983,239
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2025C , RB , 5.00% , 02/01/30
(a)
.... USD 500 $ 545,995
Series A , RB , 5.00% , 02/01/31 ......... 3,645 3,694,378
Series D , RB , 5.00% , 08/01/35 ......... 9,310 9,538,923
Indiana Municipal Power Agency
Series 2025A , RB , 5.00% , 01/01/29 ( AGC ) 9,075 9,690,019
Series 2025A , RB , 5.00% , 01/01/30 ( AGC ) 2,705 2,928,598
Indiana University, Series Z-1, RB,
5.00%, 08/01/29 ................. 1,555 1,683,629
Indianapolis Local Public Improvement Bond
Bank
Series 2021A , RB , 5.00% , 06/01/27 ..... 1,940 2,013,775
Series 2024E , RB , 5.00% , 02/01/29 ..... 450 480,917
Series 2021A , RB , 5.00% , 06/01/29 ..... 6,705 7,168,709
Purdue University, Series EE, RB,
5.00%, 07/01/26 ................. 235 240,293
89,396,093
Iowa — 0.2%
City of Des Moines, Series 2019A, GO,
5.00%, 06/01/26 ................. 5,870 5,993,707
Iowa Finance Authority
Series 2015 , RB , 5.00% , 08/01/25 ...... 3,170 3,180,324
Series 2016 , RB , 5.00% , 08/01/26 ...... 1,305 1,338,264
Series 2017 , RB , 5.00% , 08/01/27 ...... 350 367,256
Series 2017 , RB , 5.00% , 08/01/30 ...... 5,000 5,192,011
State of Iowa
Series 2016 , RB , 5.00% , 06/15/27 ...... 215 219,347
Series 2016A , RB , 5.00% , 06/01/28 ..... 4,065 4,140,025
20,430,934
Kansas — 0.6%
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 4,025 4,023,053
Johnson County Unified School District No. 512
Shawnee Mission
Series 2015A , GO , 5.00% , 10/01/30 ..... 2,000 2,011,975
Series 2015A , GO , 5.00% , 10/01/31 ..... 6,280 6,317,602
Series 2015A , GO , 5.00% , 10/01/32 ..... 4,605 4,632,573
Series 2015A , GO , 5.00% , 10/01/34 ..... 4,000 4,023,950
Series 2015A , GO , 4.00% , 10/01/35 ..... 4,000 4,010,934
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/25 ..... 915 919,211
Series 2018A , RB , 5.00% , 09/01/25 ..... 285 286,312
Series 2015B , RB , 5.00% , 09/01/26 ..... 1,220 1,225,531
Series 2015B , RB , 5.00% , 09/01/27 ..... 6,095 6,122,630
Series 2024A , RB , 5.00% , 09/01/27 ..... 5,000 5,232,197
Series 2025A , RB , 5.00% , 09/01/27
(a)
.... 2,000 2,091,878
Series 2015B , RB , 5.00% , 09/01/28 ..... 2,075 2,084,407
Series 2024A , RB , 5.00% , 09/01/28 ..... 4,030 4,290,112
Series 2017A , RB , 5.00% , 09/01/29 ..... 2,025 2,104,755
Series 2024A , RB , 5.00% , 09/01/29 ..... 4,000 4,329,384
Series 2025A , RB , 5.00% , 09/01/30
(a)
.... 1,500 1,646,794
55,353,298
Kentucky — 0.4%
Fayette County School District, Series 2025, GO,
5.00%, 02/01/30 (ST INTERCEPT)
(a)
.... 7,475 8,097,998
Kentucky State Property & Building Commission
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 5,290 5,427,357
Series A , RB , 5.00% , 10/01/27 ......... 680 711,434
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 1,400 1,433,877
Series A , RB , 5.00% , 10/01/28 ......... 415 441,558
Series A , RB , 5.00% , 04/01/29 ......... 2,300 2,462,014
Series A , RB , 5.00% , 10/01/29 ......... 1,885 2,029,149

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kentucky (continued)
RB , 5.00% , 04/01/30 ............... USD 1,625 $ 1,679,224
Series A , RB , 5.00% , 04/01/30 ......... 2,750 2,978,787
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,020 2,066,435
Series 2024A , RB , 5.00% , 07/01/28 ..... 200 212,281
Series 2024A , RB , 5.00% , 07/01/29 ..... 2,610 2,810,831
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 4,850 5,044,549
Louisville Water Co., Series 2015, RB,
3.00%, 11/15/27 ................. 6,860 6,785,247
42,180,741
Louisiana — 0.5%
City of New Orleans
Series 2021A , GO , 5.00% , 12/01/29 ..... 5,015 5,399,735
Series 2022 , GO , 5.00% , 12/01/29 ...... 6,160 6,632,576
East Baton Rouge Sewerage Commission,
Series 2020A, RB, 5.00%, 02/01/29 ..... 105 112,402
State of Louisiana
Series 2024E , GO , 5.00% , 06/01/25 ..... 4,500 4,500,000
Series 2016B , GO , 5.00% , 08/01/25 ..... 4,235 4,249,215
Series 2021 , RB , 5.00% , 09/01/25 ...... 750 753,789
Series 2020A , GO , 5.00% , 03/01/26 ..... 1,935 1,964,868
Series 2025-B , GO , 5.00% , 06/01/26
(a)
... 2,000 2,042,193
Series 2016B , GO , 5.00% , 08/01/26 ..... 1,890 1,936,642
Series 2016A , GO , 5.00% , 09/01/26 ..... 95 97,517
Series 2021 , RB , 5.00% , 09/01/26 ...... 1,035 1,062,420
Series 2021A , GO , 5.00% , 03/01/27 ..... 65 67,441
Series 2016B , GO , 5.00% , 08/01/27 ..... 2,000 2,043,114
Series 2019A , RB , 5.00% , 09/01/27 ..... 250 261,344
Series 2024C , GO , 5.00% , 12/01/27 ..... 835 878,948
Series 2023A , GO , 5.00% , 02/01/28 ..... 2,500 2,639,716
Series 2023 , RB , 5.00% , 09/01/28 ...... 1,150 1,223,571
Series 2016A , GO , 5.00% , 09/01/28 ..... 3,000 3,068,273
Series 2024E , GO , 5.00% , 09/01/29 ..... 2,815 3,044,710
Series 2025-B , GO , 5.00% , 06/01/30 .... 3,000 3,270,959
State of Louisiana Gasoline & Fuels Tax
Series 2024A , RB , 5.00% , 05/01/27 ..... 4,750 4,946,237
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,500 1,607,675
51,803,345
Maine — 0.3%
Maine Turnpike Authority
Series 2022 , RB , 5.00% , 07/01/26 ...... 1,000 1,022,880
Series 2025 , RB , 5.00% , 07/01/30
(a)
..... 1,100 1,202,149
State of Maine
Series 2019B , GO , 5.00% , 06/01/25 ..... 2,465 2,465,000
Series 2022B , GO , 5.00% , 06/01/25 ..... 100 100,000
Series 2017B , GO , 5.00% , 06/01/26 ..... 115 117,483
Series 2020B , GO , 5.00% , 06/01/26 ..... 45 45,972
Series 2017B , GO , 5.00% , 06/01/27 ..... 80 83,536
Series 2018D , GO , 5.00% , 06/01/27 ..... 4,150 4,333,445
Series 2019B , GO , 5.00% , 06/01/27 ..... 4,225 4,411,760
Series 2020B , GO , 5.00% , 06/01/27 ..... 95 99,199
Series 2021B , GO , 5.00% , 06/01/27 ..... 3,305 3,451,093
Series 2019B , GO , 5.00% , 06/01/28 ..... 3,410 3,627,689
Series 2020B , GO , 5.00% , 06/01/28 ..... 2,935 3,122,365
Series 2021B , GO , 5.00% , 06/01/28 ..... 1,895 2,015,974
26,098,545
Maryland — 3.5%
County of Anne Arundel
Series 2020 , GO , 5.00% , 10/01/25 ...... 1,135 1,143,137
Series 2022 , GO , 5.00% , 10/01/25 ...... 4,620 4,653,120
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2021 , GO , 5.00% , 04/01/26 ...... USD 8,300 $ 8,446,798
Series 2018 , GO , 5.00% , 10/01/26 ...... 5,635 5,794,442
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,760 1,829,318
Series 2018 , GO , 5.00% , 10/01/27 ...... 75 78,765
Series 2019 , GO , 5.00% , 10/01/27 ...... 65 68,263
Series 2021 , GO , 5.00% , 10/01/27 ...... 5,625 5,907,381
County of Baltimore
Series 2024A , GO , 5.00% , 07/01/25 ..... 5,000 5,007,804
GO , 5.00% , 03/01/26 ............... 180 182,843
Series 2018 , GO , 5.00% , 03/01/27 ...... 2,025 2,102,025
Series 2024A , GO , 5.00% , 07/01/29 ..... 5,000 5,421,178
County of Frederick
Series 2021A , GO , 5.00% , 10/01/25 ..... 5,395 5,430,447
Series 2021A , GO , 5.00% , 10/01/26 ..... 3,100 3,188,536
County of Howard
Series 2017D , GO , 5.00% , 02/15/26 ..... 290 294,291
Series 2017A , GO , 3.00% , 02/15/29 ..... 5,000 4,969,124
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/25 ..... 2,335 2,342,402
Series 2017C , GO , 5.00% , 10/01/25 ..... 1,515 1,524,954
Series 2017A , GO , 5.00% , 11/01/25 ..... 4,085 4,119,068
Series 2019A , GO , 5.00% , 11/01/25 ..... 9,025 9,100,267
Series 2020B , GO , 4.00% , 11/01/26 ..... 10 10,167
Series 2017A , GO , 5.00% , 11/01/26 ..... 1,340 1,380,765
Series 2024B , GO , 5.00% , 12/01/26 ..... 10,000 10,323,004
Series 2023A , GO , 5.00% , 08/01/27 ..... 9,380 9,818,891
Series 2020B , GO , 4.00% , 11/01/27 ..... 305 313,327
County of Prince George's
Series 2017B , GO , 5.00% , 07/15/25 ..... 175 175,427
Series 2019A , GO , 5.00% , 07/15/25 ..... 3,455 3,463,428
Series 2017A , GO , 5.00% , 09/15/25 ..... 540 543,236
Series 2019A , GO , 5.00% , 07/15/26 ..... 11,715 11,999,102
Series 2020A , GO , 5.00% , 07/15/26 ..... 2,510 2,570,870
Series 2020A , GO , 5.00% , 07/15/27 ..... 8,500 8,889,994
Series 2020B , GO , 5.00% , 09/15/27 ..... 110 115,422
Series 2022A , GO , 5.00% , 07/01/28 ..... 4,495 4,793,203
Series 2024A , GO , 5.00% , 08/01/28 ..... 6,105 6,519,429
Series 2021A , GO , 5.00% , 07/01/29 ..... 1,000 1,083,432
Series 2017A , GO , 3.00% , 09/15/29 ..... 4,375 4,336,001
Maryland Stadium Authority, Series 2016, RB,
5.00%, 05/01/46 (ST INTERCEPT) ..... 10,000 10,186,997
Maryland State Transportation Authority
Series 2024A , RB , 5.00% , 07/01/28 ..... 2,000 2,126,590
Series 2017 , RB , 3.00% , 07/01/29 ...... 1,030 1,013,281
State of Maryland
Series 2016 , GO , 4.00% , 06/01/25 ...... 1,180 1,180,000
Series 2015B , GO , 4.00% , 08/01/25 ..... 160 160,249
Series 2017A , GO , 5.00% , 08/01/25 ..... 590 591,872
Series 2017B , GO , 5.00% , 08/01/25 ..... 2,820 2,828,950
Series 2018-2B , GO , 5.00% , 08/01/25 .... 3,360 3,370,663
Series 2016 , GO , 5.00% , 06/01/26 ...... 475 475,820
Series 2020C-1 , GO , 3.00% , 08/01/26 ... 19,185 19,178,803
Series 2A , GO , 5.00% , 08/01/26 ....... 245 251,103
Series 2017B , GO , 5.00% , 08/01/26 ..... 1,775 1,819,215
Series 2018-2B , GO , 5.00% , 08/01/26 .... 3,205 3,284,836
Series 2020A-2 , GO , 5.00% , 08/01/26 .... 1,485 1,521,991
Series 2017 , GO , 5.00% , 03/15/27 ...... 180 186,981
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 245 254,502
Series 2016 , GO , 4.00% , 06/01/27 ...... 45 45,003
Series 2022-2D , GO , 3.00% , 08/01/27 ... 1,300 1,302,517
Series 2020A-2 , GO , 5.00% , 08/01/27 .... 7,545 7,899,653
Series 2020-2B , GO , 5.00% , 08/01/27 .... 2,385 2,497,107
Series 2A , GO , 5.00% , 08/01/27 ....... 1,245 1,303,521
Series 2018-2B , GO , 5.00% , 08/01/27 .... 185 193,696
Series 2017A , GO , 5.00% , 08/01/27 ..... 3,805 3,983,854

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2021A , GO , 5.00% , 03/01/28 ..... USD 11,800 $ 12,501,180
Series 2023A , GO , 5.00% , 03/15/28 ..... 10,800 11,450,264
Series 2017 , GO , 5.00% , 03/15/28 ...... 4,280 4,436,749
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,565 1,659,228
Series 2020-2B , GO , 5.00% , 08/01/28 .... 1,000 1,067,570
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 2,535 2,706,290
Series 2A , GO , 5.00% , 08/01/28 ....... 6,695 7,147,382
Series 2023A , GO , 5.00% , 03/15/29 ..... 3,250 3,504,760
Series 2022-1A , GO , 5.00% , 06/01/29 .... 10,000 10,820,510
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/25 ...... 3,370 3,378,814
Series 2017 , RB , 5.00% , 09/01/25 ...... 4,755 4,779,022
Series 2018 , RB , 5.00% , 10/01/25 ...... 625 629,277
Series 2019 , RB , 5.00% , 10/01/25 ...... 6,105 6,146,780
Series 2016 , RB , 4.00% , 11/01/25 ...... 1,010 1,010,443
Series 2022B , RB , 5.00% , 12/01/25 ..... 2,690 2,718,411
Series 2016 , RB , 4.00% , 09/01/26 ...... 2,610 2,649,009
Series 2018 , RB , 5.00% , 10/01/26 ...... 515 529,928
Series 2019 , RB , 5.00% , 10/01/26 ...... 445 457,899
Series 2018 , RB , 5.00% , 10/01/27 ...... 10,570 10,862,922
Series 2015-3 , RB , 4.00% , 12/15/27 ..... 250 250,133
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,725 1,849,715
Series 2019 , RB , 3.00% , 10/01/29 ...... 9,000 8,863,545
Series 2018 , RB , 5.00% , 10/01/29 ...... 2,000 2,051,283
University System of Maryland, Series 2017A,
RB, 4.00%, 04/01/29 .............. 6,100 6,196,828
Washington Suburban Sanitary Commission
Series 2021 , RB , 5.00% , 06/01/25 ( GTD ) .. 1,515 1,515,000
Series 2017 , RB , 5.00% , 06/15/25 ( GTD ) .. 2,500 2,501,838
Series 2020 , RB , 5.00% , 12/01/25 ( GTD ) .. 2,060 2,081,224
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 630 643,589
Series 2020 , RB , 5.00% , 06/01/26 ( GTD ) .. 8,980 9,173,704
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 6,475 6,614,670
Series 2020 , RB , 5.00% , 06/01/27 ( GTD ) .. 3,545 3,697,327
Series 2020 , RB , 5.00% , 12/01/27 ( GTD ) .. 120 126,435
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 1,445 1,474,849
339,093,643
Massachusetts — 3.5%
City of Boston
Series 2022A , GO , 5.00% , 11/01/25 ..... 14,320 14,447,139
Series 2020D , GO , 5.00% , 03/01/26 ..... 200 203,308
Series 2015A , GO , 5.00% , 04/01/26 ..... 4,000 4,006,247
Series 2017A , GO , 5.00% , 04/01/26 ..... 20 20,370
Series 2020A , GO , 5.00% , 11/01/27 ..... 1,000 1,053,243
Series 2025A , GO , 5.00% , 02/01/29
(a)
.... 4,380 4,718,982
Series 2017A , GO , 3.00% , 04/01/29 ..... 5,000 4,964,253
Series 2025A , GO , 5.00% , 02/01/30
(a)
.... 5,900 6,462,269
Commonwealth of Massachusetts
Series A , GO , 5.00% , 07/01/25 ........ 15 15,024
Series 2020B , GO , 5.00% , 07/01/25 ..... 2,675 2,679,246
Series C , GO , 5.00% , 08/01/25 ........ 9,405 9,435,786
Series 2019G , GO , 5.00% , 09/01/25 ..... 50 50,250
Series 2018E , GO , 5.00% , 09/01/25 ..... 1,000 1,005,002
Series 2006B , GO , 5.25% , 09/01/25 ( AGM ) 5,110 5,139,567
Series C , GO , 5.00% , 10/01/25 ........ 1,820 1,832,334
Series 2016C , GO , 5.00% , 10/01/25 ..... 420 422,846
Series 2021B , GO , 5.00% , 11/01/25 ..... 2,055 2,072,668
Series 2020E , GO , 5.00% , 11/01/25 ..... 1,865 1,881,034
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) .. 7,430 7,493,879
Series 2019E , GO , 3.00% , 12/01/25 ..... 385 384,852
Series 2019A , GO , 5.00% , 01/01/26 ..... 1,040 1,052,586
Series 2016A , GO , 5.00% , 03/01/26 ..... 3,060 3,108,374
Series 2019C , GO , 5.00% , 05/01/26 ..... 3,830 3,905,374
Series 2016B , GO , 4.00% , 07/01/26 ..... 205 207,634
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2016B , GO , 5.00% , 07/01/26 ..... USD 2,945 $ 3,013,966
Series 2015D , GO , 5.00% , 09/01/26 ..... 4,455 4,476,788
Series 2020E , GO , 5.00% , 11/01/26 ..... 2,120 2,185,455
Series 2017E , GO , 5.00% , 11/01/26 ..... 440 453,585
Series 2019E , GO , 3.00% , 12/01/26 ..... 500 500,653
Series 2016H , GO , 5.00% , 12/01/26 ..... 1,195 1,234,172
Series 2019C , GO , 5.00% , 05/01/27 ..... 1,965 2,048,049
Series 2016B , GO , 5.00% , 07/01/27 ..... 3,865 4,040,242
Series 2018B , GO , 5.00% , 07/01/27 ..... 2,915 3,047,168
Series A , GO , 5.00% , 07/01/27 ........ 3,610 3,773,680
Series 2017D , GO , 5.00% , 07/01/27 ..... 2,475 2,587,218
Series 2020D , GO , 5.00% , 07/01/27 ..... 1,910 1,996,601
Series 2018C , GO , 5.00% , 09/01/27 ..... 10 10,488
Series 2021A , GO , 5.00% , 09/01/27 ..... 2,420 2,538,015
Series C , GO , 5.00% , 10/01/27 ........ 150 157,572
Series 2023A , GO , 5.00% , 05/01/28 ..... 3,275 3,479,003
Series 2025A , GO , 5.00% , 07/01/28 ..... 4,500 4,794,719
Series 2021A , GO , 5.00% , 09/01/28 ..... 2,830 3,023,939
Series 2016I , GO , 5.00% , 12/01/28 ...... 4,155 4,281,169
Series 2024A , GO , 5.00% , 03/01/29 ..... 11,215 12,091,591
Series 2024B , GO , 5.00% , 05/01/29 ..... 3,030 3,275,657
Series 2016A , GO , 5.00% , 07/01/29 ..... 1,640 1,674,430
Series 2025A , GO , 5.00% , 07/01/29
(a)
.... 4,000 4,335,673
Series 2025A , GO , 5.00% , 07/01/30 ..... 5,405 5,937,434
Series 2015D , GO , 4.00% , 09/01/30 ..... 2,000 2,000,701
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/25 . 4,225 4,225,000
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
5.00%, 07/01/25 ................. 3,515 3,520,146
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/26 ..... 6,070 6,212,146
Series B , RB , 5.00% , 07/01/27 ......... 1,285 1,286,947
Series 2006A , RB , 5.25% , 07/01/28 ..... 9,000 9,654,827
Series 2016A , RB , 0.00% , 07/01/29
(b)
.... 1,730 1,489,746
Series 2024A , RB , 5.00% , 07/01/29 ..... 5,000 5,415,154
Massachusetts Clean Water Trust (The)
Series 2014 , RB , 5.00% , 08/01/25 ...... 14,335 14,379,833
Series 21 , RB , 5.00% , 08/01/25 ........ 525 526,762
Series 2022 , RB , 5.00% , 02/01/27 ...... 1,000 1,036,692
Series 23A , RB , 5.00% , 02/01/27 ....... 2,115 2,192,603
Series 23B , RB , 5.00% , 02/01/27 ....... 3,800 3,939,428
Series 24B , RB , 5.00% , 02/01/27 ....... 1,250 1,295,865
Series 23B , RB , 5.00% , 02/01/28 ....... 205 217,052
Series 24A , RB , 5.00% , 02/01/28 ....... 1,125 1,191,141
Series 24B , RB , 5.00% , 02/01/28 ....... 1,775 1,879,356
Massachusetts Development Finance Agency
Series 2020U , RB , 5.00% , 07/01/25 ..... 1,435 1,437,309
Series 2020A , RB , 5.00% , 10/15/25 ..... 11,440 11,513,082
Series 2020A , RB , 5.00% , 10/15/26 ..... 12,965 13,289,974
Series 2016A , RB , 5.00% , 07/15/27 ..... 280 285,179
Massachusetts School Building Authority
Series 2015C , RB , 5.00% , 08/15/25 ..... 265 266,064
Series D , RB , 4.75% , 08/15/32 ......... 2,285 2,292,999
Series 2016A , RB , 5.00% , 11/15/41 ..... 4,750 4,795,009
Series 2016A , RB , 5.00% , 11/15/45 ..... 12,960 13,082,804
Series 2019A , RB , 5.00% , 02/15/49 ..... 15,360 15,588,737
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,975 5,148,145
Series 2019A , RB , 5.00% , 01/01/27 ..... 9,900 10,244,550
Series 2022A-1 , RB , VRDN ( TD Bank NA
SBPA ), 1.80% , 06/09/25
(c)
.......... 10,000 10,000,000

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Water Resources Authority
Series 2018C , RB , 5.00% , 08/01/25 ..... USD 1,160 $ 1,163,739
Series B , RB , 5.25% , 08/01/25 ( AGM ) .... 825 828,047
Series 2016C , RB , 5.00% , 08/01/34 ..... 10,000 10,257,484
Series 2016D , RB , 5.00% , 08/01/37 ..... 1,250 1,281,316
Series 2016B , RB , 5.00% , 08/01/40 ..... 5,080 5,210,802
Series 2016C , RB , 5.00% , 08/01/40 ..... 6,155 6,313,481
University of Massachusetts Building Authority
Series 2021-1 , RB , 5.00% , 11/01/27 ..... 11,010 11,594,470
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 825 882,285
337,458,409
Michigan — 1.4%
Ann Arbor School District, Series 2025, GO,
5.00%, 05/01/26
(a)
................ 7,075 7,201,481
Great Lakes Water Authority Sewage Disposal
System
Series 2018B , RB , 5.00% , 07/01/25 ..... 125 125,179
Series B , RB , 5.00% , 07/01/25 ......... 1,200 1,201,715
Series 2018B , RB , 5.00% , 07/01/29 ..... 8,045 8,657,287
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 640 654,284
Series 2024A , RB , 5.00% , 07/01/29 ..... 4,000 4,306,025
Howell Public Schools, Series 2025II, GO,
5.00%, 05/01/30 (Q-SBLF) .......... 1,000 1,087,091
Karegnondi Water Authority
Series 2024 , RB , 5.00% , 11/01/25 ( BAM ) .. 1,170 1,179,419
Series 2024 , RB , 5.00% , 11/01/26 ( BAM ) .. 2,950 3,036,843
Series 2024 , RB , 5.00% , 11/01/27 ( BAM ) .. 1,420 1,488,511
Series 2024 , RB , 5.00% , 11/01/28 ( BAM ) .. 1,350 1,439,089
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 1,935 2,092,610
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/27 ..... 10,225 10,497,641
Series 2015C , RB , 5.00% , 07/01/28 ..... 1,415 1,416,426
Michigan State Building Authority
Series 2016I , RB , 5.00% , 04/15/26 ...... 1,395 1,419,656
Series 2020I , RB , 5.00% , 10/15/27 ...... 785 823,497
Series 2023II , RB , 5.00% , 10/15/28 ..... 5,700 6,085,164
Series 2016I , RB , 5.00% , 10/15/29 ...... 2,815 2,885,278
Series 2015I , RB , 5.00% , 04/15/30 ...... 5,000 5,028,462
Michigan State University
Series 2020A , RB , 5.00% , 08/15/26 ..... 2,455 2,517,565
Series 2023A , RB , 5.00% , 02/15/28 ..... 2,400 2,533,334
Series 2023A , RB , 5.00% , 08/15/28 ..... 3,750 3,995,291
Series 2025A , RB , 5.00% , 02/15/29
(a)
.... 2,000 2,145,450
Series 2025A , RB , 5.00% , 08/15/29
(a)
.... 1,750 1,893,505
Series 2025A , RB , 5.00% , 02/15/30
(a)
.... 1,250 1,360,467
Series 2025A , RB , 5.00% , 08/15/30
(a)
.... 1,120 1,228,882
State of Michigan
Series 2016 , RB , 5.00% , 03/15/26 ...... 8,810 8,953,599
Series 2016 , RB , 5.00% , 03/15/27 ...... 7,580 7,871,277
Series 2018 , GO , 4.00% , 05/01/28 ...... 5,000 5,045,368
Series 2018 , GO , 4.00% , 05/01/29 ...... 7,000 7,058,180
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... 11,165 11,981,049
Series 2023 , RB , 5.00% , 11/15/28 ...... 1,500 1,609,635
Series 2023 , RB , 5.00% , 11/15/29 ...... 105 114,481
University of Michigan
Series 2017A , RB , 5.00% , 04/01/26 ..... 1,410 1,434,458
Series 2020A , RB , 5.00% , 04/01/26 ..... 3,880 3,947,303
Series 2019A , RB , 5.00% , 04/01/30 ..... 1,505 1,615,144
Series 2017A , RB , 5.00% , 04/01/42 ..... 5,110 5,306,102
131,236,748
Security
Par (000)
Par (000) Value
Minnesota — 2.4%
City of Minneapolis
Series 2021 , GO , 4.00% , 12/01/26 ...... USD 2,235 $ 2,273,979
Series 2017 , GO , 3.00% , 12/01/27 ...... 25 24,789
County of Hennepin
Series 2020B , GO , 5.00% , 12/01/25 ..... 2,930 2,959,462
Series 2019B , GO , 5.00% , 12/15/26 ..... 1,660 1,715,805
Series 2020C , GO , 5.00% , 12/15/26 ..... 5,365 5,545,359
Series 2019B , GO , 5.00% , 12/15/27 ..... 85 89,619
Series 2016C , GO , 5.00% , 12/01/28 ..... 1,500 1,608,851
Series 2020C , GO , 5.00% , 12/15/29 ..... 125 136,184
Metropolitan Council
Series 2021B , GO , 5.00% , 12/01/25 ..... 5,215 5,269,247
Series 2016C , GO , 5.00% , 03/01/26 ..... 200 203,188
Series 2021C , GO , 5.00% , 12/01/26 ..... 2,780 2,871,865
Minneapolis-St. Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/28 ......... 3,170 3,267,837
Series 2023A , RB , 5.00% , 01/01/29 ..... 2,230 2,378,784
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/26 ..... 1,910 1,942,047
Series 2023B , RB , 5.00% , 03/01/28 ..... 24,110 25,534,653
Series 2016A , RB , 5.00% , 03/01/29 ..... 4,750 4,818,575
Series 2023A , RB , 5.00% , 03/01/29 ..... 18,500 19,936,292
State of Minnesota
Series 2020E , GO , 3.00% , 08/01/25 ..... 875 874,472
Series 2015B , GO , 5.00% , 08/01/25 ..... 1,725 1,730,561
Series 2019A , GO , 5.00% , 08/01/25 ..... 1,495 1,499,819
Series 2016D , GO , 5.00% , 08/01/25 ..... 160 160,516
Series 2020A , GO , 5.00% , 08/01/25 ..... 455 456,467
Series 2015D , GO , 5.00% , 08/01/25 ..... 4,260 4,273,732
Series 2016B , GO , 5.00% , 08/01/25 ..... 115 115,371
Series 2021A , GO , 5.00% , 09/01/25 ..... 10,000 10,049,270
Series 2017A , GO , 5.00% , 10/01/25 ..... 330 332,204
Series 2022A , RB , 5.00% , 03/01/26 ..... 20,000 20,311,698
Series 2023D , GO , 5.00% , 08/01/26 ..... 4,000 4,099,640
Series 2016A , GO , 5.00% , 08/01/26 ..... 30 30,747
Series 2019B , GO , 5.00% , 08/01/26 ..... 765 784,056
Series 2018B , GO , 5.00% , 08/01/26 ..... 185 189,608
Series 2015D , GO , 5.00% , 08/01/26 ..... 1,500 1,504,704
Series 2019A , GO , 5.00% , 08/01/26 ..... 230 235,729
Series 2020A , GO , 5.00% , 08/01/26 ..... 3,205 3,284,836
Series 2021A , GO , 5.00% , 09/01/26 ..... 14,215 14,595,128
Series 2017D , GO , 5.00% , 10/01/26 ..... 235 241,718
Series 2016B , GO , 4.00% , 08/01/27 ..... 3,910 3,962,034
Series 2022A , GO , 5.00% , 08/01/27 ..... 7,525 7,888,070
Series 2019A , GO , 5.00% , 08/01/27 ..... 225 235,856
Series 2018A , GO , 5.00% , 08/01/27 ..... 45 47,171
Series 2016D , GO , 5.00% , 08/01/27 ..... 180 183,966
Series 2021B , GO , 5.00% , 09/01/27 ..... 315 330,612
Series 2017A , GO , 5.00% , 10/01/27 ..... 2,105 2,213,002
Series 2023E , GO , 5.00% , 08/01/28 ..... 17,460 18,605,797
Series 2018A , GO , 5.00% , 08/01/28 ..... 4,225 4,502,262
Series 2023D , GO , 5.00% , 08/01/28 ..... 8,480 9,036,492
Series 2019A , GO , 5.00% , 08/01/28 ..... 400 426,250
Series 2021B , GO , 5.00% , 09/01/28 ..... 3,000 3,209,021
Series 2023 , COP , 5.00% , 11/01/28 ..... 3,550 3,792,741
Series 2024A , GO , 5.00% , 08/01/29 ..... 15,000 16,264,704
Series 2023 , COP , 5.00% , 11/01/29 ..... 6,340 6,875,802
University of Minnesota
Series 2015A , RB , 5.00% , 08/01/25 ..... 55 55,176
Series 2017B , RB , 5.00% , 12/01/25 ..... 6,375 6,440,331
Series 2019B , RB , 5.00% , 10/01/27 ..... 20 20,976
229,437,075

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mississippi — 0.5%
Mississippi Development Bank, Series 2024A,
RB, 5.00%, 01/01/29 .............. USD 800 $ 852,200
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 305 307,059
Series 2017A , GO , 5.00% , 10/01/26 ..... 2,645 2,719,217
Series 2017A , GO , 5.00% , 10/01/27 ..... 305 320,263
Series 2017A , GO , 5.00% , 10/01/28 ..... 15,000 15,703,926
Series 2017A , GO , 5.00% , 10/01/32 ..... 6,645 6,976,035
Series 2015F , GO , 5.00% , 11/01/32 ..... 7,535 7,597,045
Series 2018A , GO , 5.00% , 11/01/32 ..... 3,185 3,280,752
Series 2017A , GO , 5.00% , 10/01/33 ..... 4,005 4,204,517
Series 2017A , GO , 5.00% , 10/01/34 ..... 3,040 3,191,444
Series 2016B , GO , 5.00% , 12/01/35 ..... 1,015 1,047,400
Series 2018A , GO , 5.00% , 11/01/36 ..... 2,105 2,168,283
State of Mississippi Gaming Tax, Series 2015E,
RB, 5.00%, 10/15/27 .............. 1,000 1,005,600
49,373,741
Missouri — 1.2%
City of Kansas City
Series 2017C , RB , 5.00% , 09/01/28 ..... 145 150,625
Series 2025C , RB , 5.00% , 04/01/29 ..... 1,000 1,067,788
Series 2025C , RB , 5.00% , 04/01/30 ..... 1,200 1,296,980
City of Springfield, Series 2015, RB,
5.00%, 08/01/25 ................. 10,000 10,029,704
City of St. Louis, Series 2019C, RB,
5.00%, 07/01/27 ................. 2,000 2,071,683
Curators of the University of Missouri (The)
Series 2024 , RB , 5.00% , 11/01/25 ...... 5,000 5,040,227
Series 2024 , RB , 5.00% , 11/01/26 ...... 6,835 7,036,104
Series 2024 , RB , 5.00% , 11/01/28 ...... 3,400 3,639,517
Series 2024 , RB , 5.00% , 11/01/29 ...... 7,395 8,036,252
Kansas City Industrial Development Authority,
Series 2020B, RB, 5.00%, 03/01/27 ..... 2,955 3,053,006
Metropolitan St. Louis Sewer District, Series
2017A, RB, 5.00%, 05/01/26 ......... 3,810 3,885,598
Missouri Highway & Transportation Commission
Series 2021A , RB , 5.00% , 11/01/25 ..... 4,775 4,815,657
Series A , RB , 5.00% , 05/01/26 ......... 1,575 1,582,758
Series 2019B , RB , 5.00% , 11/01/26 ..... 5,230 5,392,213
Series 2022A , RB , 5.00% , 05/01/27 ..... 15,000 15,636,819
Missouri Joint Municipal Electric Utility
Commission
Series 2015A , RB , 5.00% , 12/01/25 ..... 300 300,000
Series 2023 , RB , 5.00% , 01/01/26 ...... 1,345 1,359,643
Series 2025 , RB , 5.00% , 12/01/26
(a)
..... 7,150 7,362,061
Series 2023 , RB , 5.00% , 01/01/27 ...... 1,045 1,077,761
Series 2024 , RB , 5.00% , 01/01/27 ...... 675 695,739
Series 2023 , RB , 5.00% , 01/01/28 ...... 1,600 1,680,561
Series 2025 , RB , 5.00% , 12/01/28 ...... 7,000 7,464,388
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,265 1,344,397
Series 2025 , RB , 5.00% , 12/01/29
(a)
..... 4,275 4,619,138
Series 2023 , RB , 5.00% , 01/01/30 ...... 1,000 1,081,632
Series 2024 , RB , 5.00% , 01/01/30 ...... 730 784,744
Missouri State Board of Public Buildings, Series
2020B, RB, 5.00%, 10/01/27 ......... 4,160 4,359,869
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 .......... 11,400 11,437,000
116,301,864
Nebraska — 0.5%
City of Lincoln Electric System, Series 2018, RB,
5.00%, 09/01/28 ................. 100 103,366
Douglas County School District No. 17
Series A , GO , 4.00% , 06/15/32 ........ 1,965 1,965,596
Security
Par (000)
Par (000) Value
Nebraska (continued)
Series A , GO , 4.00% , 06/15/33 ........ USD 2,010 $ 2,010,610
Series A , GO , 4.00% , 06/15/34 ........ 2,050 2,050,622
Series A , GO , 4.00% , 06/15/35 ........ 7,000 7,002,124
Gretna Public Schools, Series 2022B, GO,
5.00%, 12/15/27 ................. 5,000 5,037,664
Nebraska Public Power District
Series B , RB , 5.00% , 01/01/27 ......... 785 810,964
Series B , RB , 5.00% , 01/01/28 ......... 185 190,830
Series 2023A , RB , 5.00% , 07/01/28 ..... 8,795 9,227,781
Series C , RB , 5.00% , 01/01/29 ......... 1,225 1,237,013
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/27 ..... 1,415 1,434,912
Series 2016A , RB , 5.00% , 02/01/28 ..... 2,585 2,617,668
Series 2016A , RB , 5.00% , 02/01/29 ..... 250 253,044
Series 2018A , RB , 5.00% , 02/01/29 ..... 110 116,163
Series 2025A , RB , 5.00% , 02/01/30
(a)
.... 2,060 2,244,946
Omaha School District, Series 2016, GO,
5.00%, 12/15/29 ................. 1,630 1,673,261
Public Power Generation Agency
Series 2024A , RB , 5.00% , 01/01/27 ..... 1,365 1,409,029
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,190 4,473,496
Series 2024A , RB , 5.00% , 01/01/30 ..... 500 540,816
44,399,905
Nevada — 1.5%
Clark County School District
Series 2022A , GO , 5.00% , 06/15/25 ..... 6,875 6,879,201
Series 2021B , GO , 5.00% , 06/15/26 ..... 7,835 7,991,664
Series 2024C , GO , 5.00% , 06/15/26 ..... 4,780 4,875,578
Series 2020B , GO , 5.00% , 06/15/27 ( BAM ) 5,245 5,470,710
Series 2015C , GO , 5.00% , 06/15/28 ..... 3,000 3,025,927
Series 2018B , GO , 5.00% , 06/15/28 ( BAM ) 220 233,759
Series 2020A , GO , 5.00% , 06/15/28 ( AGM ) 500 531,271
Series 2024B , GO , 5.00% , 06/15/29 ..... 11,130 11,971,530
County of Clark
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,470 1,502,403
Series 2016B , GO , 5.00% , 11/01/27 ..... 15,030 15,383,319
Series 2017 , GO , 2.38% , 11/01/28 ...... 4,650 4,458,569
Series 2016B , GO , 5.00% , 11/01/28 ..... 800 818,360
Series 2016A , GO , 5.00% , 11/01/28 ..... 10,350 10,495,857
Series 2017 , GO , 2.50% , 11/01/29 ...... 5,780 5,503,450
Series 2016B , GO , 5.00% , 11/01/29 ..... 2,150 2,197,548
County of Clark Department of Aviation
Series 2019A , RB , 5.00% , 07/01/25 ..... 275 275,400
Series 2019D , RB , 5.00% , 07/01/26 ..... 2,065 2,110,398
Series 2024A , RB , 5.00% , 07/01/28 ..... 5,000 5,301,294
Series 2024A , RB , 5.00% , 07/01/29 ..... 10,950 11,784,755
County of Washoe
Series 2021 , GO , 5.00% , 07/01/26 ...... 5,045 5,157,831
Series 2021 , GO , 5.00% , 07/01/27 ...... 1,535 1,602,344
Las Vegas Valley Water District
Series 2020A , GO , 5.00% , 06/01/25 ..... 7,720 7,720,000
Series 2022A , GO , 5.00% , 06/01/25 ..... 5,550 5,550,000
Series 2021A , GO , 5.00% , 06/01/26 ..... 4,000 4,086,453
Series 2022A , GO , 5.00% , 06/01/26 ..... 5,825 5,950,897
State of Nevada
Series 2015A , GO , 5.00% , 08/01/25 ..... 5,030 5,045,880
Series 2025A , GO , 5.00% , 10/01/25 ..... 10,340 10,407,670
Series 2019A , GO , 5.00% , 05/01/26 ..... 120 122,318
State of Nevada Highway Improvement, Series
2016, RB, 5.00%, 12/01/25 .......... 270 272,852
146,727,238

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank
Series 2016D , RB , 4.00% , 08/15/28 ..... USD 1,500 $ 1,513,968
Series 2017B , RB , 5.00% , 08/15/28 ( ST
INTERCEPT ) .................. 1,620 1,694,111
State of New Hampshire, Series 2023A, GO,
5.00%, 02/15/27 ................. 2,475 2,565,511
5,773,590
New Jersey — 4.2%
County of Monmouth
Series 2021A , GO , 5.00% , 01/15/26 ..... 7,125 7,219,386
Series 2021B , GO , 5.00% , 01/15/26 ..... 4,000 4,052,989
Series 2014 , GO , 3.00% , 03/01/26 ...... 5,000 4,992,098
Series 2022ACDE , GO , 5.00% , 01/15/28 .. 4,620 4,884,714
Garden State Preservation Trust, Series 2005A,
RB, 5.75%, 11/01/28 (AGM) .......... 6,370 6,683,683
New Jersey Economic Development Authority
Series 2017DDD , RB , 5.00% , 06/15/25 ... 1,000 1,000,610
Series XX , RB , 5.00% , 06/15/25 ........ 14,250 14,258,697
Series 2005N-1 , RB , 5.50% , 09/01/25 ( AGM ) 3,475 3,495,484
Series B , RB , 5.00% , 11/01/25 ......... 5,700 5,742,637
Series XX , RB , 4.25% , 06/15/26 ........ 3,070 3,070,912
Series 2021QQQ , RB , 5.00% , 06/15/26 ... 875 892,477
Series 2018FFF , RB , 5.00% , 06/15/26 .... 3,000 3,059,921
Series B , RB , 5.00% , 11/01/26 ......... 2,940 3,020,865
Series XX , RB , 5.25% , 06/15/27 ........ 2,300 2,301,821
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,235 1,290,442
Series 2023RRR , RB , 5.00% , 03/01/28 ... 39,535 41,575,714
Series 2018FFF , RB , 5.00% , 06/15/28 .... 6,180 6,519,851
Series 2021QQQ , RB , 5.00% , 06/15/28 ... 750 791,244
Series BBB , RB , 5.50% , 06/15/30 ....... 13,160 13,688,857
Series 2017DDD , RB , 5.00% , 06/15/31 ... 1,500 1,564,280
Series WW , RB , 5.25% , 06/15/31 ....... 1,525 1,526,203
Series 2017DDD , RB , 5.00% , 06/15/32 ... 1,000 1,042,853
Series AAA , RB , 5.50% , 06/15/32 ....... 5,000 5,200,933
New Jersey Educational Facilities Authority
Series 2015A , RB , 5.00% , 07/01/25 ..... 1,640 1,642,626
Series 2016A , RB , 5.00% , 07/01/25 ..... 4,565 4,572,309
Series 2016B , RB , 5.00% , 07/01/25 ..... 2,290 2,293,667
Series 2021C , RB , 5.00% , 03/01/26 ..... 6,770 6,879,382
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,045 2,092,817
Series 2016B , RB , 5.00% , 07/01/26 ..... 355 363,301
Series 2022A , RB , 5.00% , 03/01/27 ..... 19,560 20,283,241
Series 2024A , RB , 5.00% , 05/15/27 ..... 3,435 3,560,481
Series 2024A , RB , 5.00% , 08/01/27 ..... 6,885 7,173,077
Series 2021C , RB , 5.00% , 03/01/29 ..... 4,800 5,160,441
New Jersey Transportation Trust Fund Authority
Series 2021A , RB , 5.00% , 06/15/25 ..... 4,125 4,127,517
Series 2019A , RB , 5.00% , 12/15/25 ..... 6,130 6,190,479
Series 2021A , RB , 5.00% , 06/15/26 ..... 1,055 1,076,072
Series 2006C , RB , 0.00% , 12/15/26
( AMBAC )
(b)
.................... 1,460 1,387,467
Series 2010A , RB , 0.00% , 12/15/26
(b)
.... 765 726,446
Series 2018A , RB , 5.00% , 12/15/26 ..... 2,085 2,147,534
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 1,460 1,486,522
Series 2021A , RB , 5.00% , 06/15/27 ..... 5,755 5,978,071
Series 2006C , RB , 0.00% , 12/15/27 ( BHAC-
CR, MBIA )
(b)
................... 10,935 10,071,334
Series 2018A , RB , 5.00% , 12/15/27 ..... 3,500 3,666,238
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 3,700 3,765,092
Series 2018A , RB , 5.00% , 06/15/28 ..... 3,240 3,297,000
Series 2023AA , RB , 5.00% , 06/15/28 .... 4,920 5,195,383
Series 2008A , RB , 0.00% , 12/15/28
(b)
.... 6,870 6,082,238
Series 2018A , RB , 5.00% , 12/15/28 ..... 3,505 3,725,461
Series 2019A , RB , 5.00% , 12/15/28 ..... 14,125 15,013,448
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2016A-1 , RB , 5.00% , 06/15/29 .... USD 3,750 $ 3,810,680
Series 2006C , RB , 0.00% , 12/15/29 ( AGM )
(b)
4,885 4,179,802
New Jersey Turnpike Authority
Series 2025B , RB , 5.00% , 01/01/26
(a)
.... 2,500 2,528,425
Series 2017E , RB , 5.00% , 01/01/27 ..... 2,950 3,043,869
Series 2020D , RB , 5.00% , 01/01/28 ..... 1,900 1,953,007
Series 2017A , RB , 5.00% , 01/01/29 ..... 3,920 4,038,228
Series 2017B , RB , 5.00% , 01/01/29 ..... 1,000 1,048,364
Series 2025B , RB , 5.00% , 01/01/29
(a)
.... 15,000 15,998,250
Series 2017A , RB , 5.00% , 01/01/30 ..... 3,480 3,578,833
Series 2017E , RB , 5.00% , 01/01/30 ..... 4,520 4,730,752
Series 2025B , RB , 5.00% , 01/01/30
(a)
.... 7,845 8,486,015
State of New Jersey
GO , 5.00% , 06/01/26 ............... 420 420,000
Series 2020A , GO , 5.00% , 06/01/26 ..... 23,545 24,027,705
Series 2020A , GO , 5.00% , 06/01/27 ..... 11,940 12,441,747
GO , 5.00% , 06/01/28 ............... 5,000 5,195,818
Series 2020A , GO , 5.00% , 06/01/28 ..... 18,650 19,785,356
Series 2020A , GO , 5.00% , 06/01/29 ..... 905 974,566
Series 2020A , GO , 4.00% , 06/01/30 ..... 15,700 16,401,044
GO , 5.00% , 06/01/32 ............... 2,355 2,355,000
400,831,776
New Mexico — 0.6%
Albuquerque Bernalillo County Water Utility
Authority, Series 2015, RB, 5.00%, 07/01/26 4,695 4,701,804
New Mexico Finance Authority
Series 2021A , RB , 5.00% , 06/15/25 ..... 2,485 2,486,645
Series 2018A , RB , 5.00% , 06/15/26 ..... 470 480,065
Series 2021A , RB , 5.00% , 06/15/26 ..... 2,365 2,415,646
Series 2018A , RB , 4.00% , 06/01/29 ..... 5,765 5,899,553
Series 2021A , RB , 5.00% , 06/15/29 ..... 120 129,547
Series 2021A , RB , 5.00% , 06/15/30 ..... 4,870 5,331,787
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/26 ...... 700 711,066
Series 2023 , GO , 5.50% , 03/01/28 ...... 5,275 5,652,141
State of New Mexico Severance Tax Permanent
Fund
Series 2015A , RB , 5.00% , 07/01/25 ..... 295 295,437
Series 2022A , RB , 5.00% , 07/01/25 ..... 5,470 5,478,099
Series 2021A , RB , 5.00% , 07/01/26 ..... 5,360 5,483,789
Series 2022A , RB , 5.00% , 07/01/26 ..... 15,000 15,346,425
54,412,004
New York — 12.5%
Battery Park City Authority, Series 2023B, RB,
5.00%, 11/01/28 ................. 2,000 2,159,371
City of New York
Series 2019E , GO , 5.00% , 08/01/25 ..... 3,850 3,862,852
Series 2021C , GO , 5.00% , 08/01/25 ..... 535 536,786
Series 2022B-1 , GO , 5.00% , 08/01/25 .... 15,420 15,471,474
Series 2021A-1 , GO , 5.00% , 08/01/25 .... 2,360 2,367,878
Series E , GO , 5.00% , 08/01/25 ........ 3,700 3,712,351
Series 2020C-1 , GO , 5.00% , 08/01/25 ... 6,135 6,155,479
Series C , GO , 5.00% , 08/01/25 ........ 3,620 3,632,084
Series 2018-1 , GO , 5.00% , 08/01/25 ..... 895 897,988
Series 2025A , GO , 5.00% , 08/01/25 ..... 3,100 3,110,348
Series 2018A , GO , 5.00% , 08/01/25 ..... 990 993,305
Series 2018C , GO , 5.00% , 08/01/25 ..... 3,555 3,566,867
Series A , GO , 5.00% , 08/01/25 ........ 375 376,252
Series 2020B-1 , GO , 5.00% , 10/01/25 .... 675 679,572
Series 2021F-1 , GO , 5.00% , 03/01/26 .... 4,025 4,087,096
Series 2008J-9 , GO , 3.00% , 08/01/26 .... 90 90,072
Series 2018C , GO , 5.00% , 08/01/26 ..... 280 286,906
Series 2021C , GO , 5.00% , 08/01/26 ..... 715 732,636

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series E , GO , 5.00% , 08/01/26 ........ USD 2,315 $ 2,372,100
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 830 850,472
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 145 148,576
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 3,630 3,719,535
Series 2018A , GO , 5.00% , 08/01/26 ..... 840 860,719
Series 2008J-11 , GO , 5.00% , 08/01/26 ... 720 737,759
Series C , GO , 5.00% , 08/01/26 ........ 2,365 2,423,334
Series 2020-1 , GO , 5.00% , 08/01/26 ..... 2,480 2,541,170
Series 2019E , GO , 5.00% , 08/01/26 ..... 330 338,140
Series A , GO , 5.00% , 08/01/26 ........ 700 717,266
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 11,445 11,727,295
Series 2022-1 , GO , 5.00% , 09/01/26 ..... 1,245 1,277,967
Series 2021F-1 , GO , 5.00% , 03/01/27 .... 2,710 2,811,719
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/27 ................ 1,135 1,178,693
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 4,000 4,182,101
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 3,610 3,774,346
Series 2021C , GO , 5.00% , 08/01/27 ..... 1,830 1,913,311
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 130,691
Series 2018A , GO , 5.00% , 08/01/27 ..... 335 350,251
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 12,680 13,257,261
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,085 1,134,395
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/27 ................ 3,000 3,141,543
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 16,000 16,808,018
Series 2024C , GO , 5.00% , 03/01/28 ..... 1,750 1,849,280
Series 2008L-6 , GO , 5.00% , 04/01/28 .... 2,035 2,153,724
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 4,925 5,242,553
Series E , GO , 5.00% , 08/01/28 ........ 3,300 3,368,855
Series 2008J-5 , GO , 5.00% , 08/01/28 .... 2,725 2,900,702
Series 2018-1 , GO , 5.00% , 08/01/28 ..... 2,750 2,856,435
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 5,000 5,322,389
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 1,125 1,200,800
Series 2024C , GO , 5.00% , 03/01/29 ..... 2,750 2,953,680
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 4,140 4,452,298
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/29 ................ 100 107,543
Series 2024D , GO , 5.00% , 04/01/29 ..... 10,000 10,754,342
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 10,335 11,169,711
Series C , GO , 5.00% , 08/01/29 ........ 12,665 12,810,004
Series 2025A , GO , 5.00% , 08/01/29 ..... 7,500 8,105,741
Series 2025F , GO , 5.00% , 08/01/29 ..... 7,500 8,105,741
Series E , GO , 5.00% , 08/01/29 ........ 445 453,926
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/29 ................ 2,500 2,705,153
Series 2024C , GO , 5.00% , 03/01/30 ..... 4,180 4,544,940
Series 2024D , GO , 5.00% , 04/01/30 ..... 1,705 1,855,875
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,000 5,466,040
Series 2023A, Sub-Series A-4 , GO , VRDN
( TD Bank NA SBPA ), 3.00% , 06/02/25
(c)
1,900 1,900,000
Series 2023A, Sub-Series A-3 , GO ,
VRDN ( Bank of Montreal SBPA ),
3.00% , 06/02/25
(c)
............... 6,600 6,600,000
Empire State Development Corp.
Series 2016A , RB , 5.00% , 03/15/26 ..... 5,100 5,186,882
Series 2017C , RB , 5.00% , 03/15/26 ..... 1,100 1,119,569
Series 2020E , RB , 5.00% , 03/15/26 ..... 10,000 10,177,902
Series 2021A , RB , 5.00% , 03/15/26 ..... 25,155 25,602,512
Series 2017C , RB , 5.00% , 03/15/27 ..... 11,400 11,858,157
Series 2020C , RB , 5.00% , 03/15/27 ..... 4,020 4,178,048
Series 2022A , RB , 5.00% , 09/15/27 ..... 25,130 26,422,474
Series 2017A , RB , 5.00% , 03/15/28 ..... 2,615 2,720,095
Series 2022A , RB , 5.00% , 09/15/28 ..... 26,825 28,755,263
Series 2020A , RB , 5.00% , 03/15/29 ..... 190 205,435
Security
Par (000)
Par (000) Value
New York (continued)
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/26 ..... USD 520 $ 527,657
Series 2017A , RB , 5.00% , 02/15/27 ..... 10,005 10,409,560
Long Island Power Authority
Series 2021 , RB , 1.00% , 09/01/25 ...... 8,075 8,011,061
Series 1998A , RB , 0.00% , 12/01/26 ( AGM )
(b)
1,500 1,435,270
Series 2019A , RB , 5.00% , 09/01/27 ..... 1,800 1,889,343
Series 2024A , RB , 5.00% , 09/01/27 ..... 700 734,745
Series 2023F , RB , 5.00% , 09/01/28 ..... 3,340 3,571,991
Series 2024A , RB , 5.00% , 09/01/28 ..... 1,000 1,069,458
Series 2024A , RB , 5.00% , 09/01/29 ..... 625 678,110
Series 2024B , RB , VRDN 3.00% , 09/01/29
(c)
1,000 961,000
Series 2020B , RB , VRDN 0.85% , 09/01/25
(c)
7,000 6,942,926
Series 2021B , RB , VRDN 1.50% , 09/01/26
(c)
390 379,778
Series 2022B , RB , VRDN 5.00% , 09/01/27
(c)
5,340 5,494,725
Metropolitan Transportation Authority
Series 2015F , RB , 5.00% , 11/15/25 ...... 1,880 1,893,967
Series A-2 , RB , 5.00% , 11/15/25 ....... 4,850 4,886,033
Series 2017B , RB , 5.00% , 11/15/25 ..... 560 564,160
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 17,780 17,912,095
Series 2018B , RB , 5.00% , 11/15/25 ..... 1,715 1,727,741
Series 2020E , RB , 4.00% , 11/15/26 ..... 3,530 3,570,505
Series 2016B , RB , 5.00% , 11/15/26 ..... 12,295 12,611,009
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 9,430 9,672,372
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 512,851
Series 2016D , RB , 5.00% , 11/15/27 ..... 1,300 1,333,272
Series 2020E , RB , 5.00% , 11/15/27 ..... 5,000 5,213,963
Series 2020E , RB , 5.00% , 11/15/28 ..... 6,500 6,874,652
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,720 1,793,609
Series 2016D , RB , 5.00% , 11/15/28 ..... 2,000 2,048,607
Series 2018B , RB , 5.00% , 11/15/28 ..... 1,400 1,480,694
Series A-2 , RB , 5.00% , 11/15/28 ....... 9,110 9,396,552
Series 2016D , RB , 5.00% , 11/15/29 ..... 1,865 1,907,607
Series 2025A , RB , 5.00% , 11/15/29 ..... 500 535,050
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2016A, RB, 5.25%, 11/15/29 11,530 11,832,280
Monroe County Industrial Development Corp.,
Series 2015A, RB, 5.00%, 07/01/28 ..... 1,065 1,066,118
New York City Municipal Water Finance Authority
Series 2020FF , RB , 5.00% , 06/15/25 .... 705 705,508
Series 2021DD , RB , 5.00% , 06/15/25 .... 8,130 8,135,863
Series 2015FF , RB , 5.00% , 06/15/26 .... 55 55,038
Series 2015HH , RB , 5.00% , 06/15/27 .... 10 10,007
Series 2022BB-2 , RB , 5.00% , 06/15/27 ... 145 146,435
Series 2022CC-2 , RB , 5.00% , 06/15/27 ... 4,645 4,690,958
Series 2015HH , RB , 5.00% , 06/15/28 .... 4,725 4,728,254
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 1,750 1,805,219
Series 2024BB-2 , RB , 5.00% , 06/15/28 ... 5,670 6,045,241
Series 2024BB-2 , RB , 5.00% , 06/15/29 ... 3,250 3,528,065
Series 2025CC , RB , 5.00% , 06/15/30 .... 1,000 1,096,837
Series BB-2 , RB , 5.00% , 06/15/30 ...... 4,945 5,127,918
Series AA-2 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 3.00% , 06/02/25
(c)
... 27,085 27,085,000
Series 2015BB-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.05% , 06/02/25
(c)
....... 15,800 15,800,000
New York City Transitional Finance Authority
Series B , RB , 4.00% , 08/01/25 ......... 550 550,860
Series 2019A-1 , RB , 5.00% , 08/01/25 .... 1,185 1,188,726
Series B-1 , RB , 5.00% , 08/01/25 ....... 2,120 2,126,822
Series 2021A , RB , 5.00% , 11/01/25 ..... 1,510 1,522,821
Series 2022B-1 , RB , 5.00% , 08/01/26 .... 780 799,234
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 2,315 2,420,446
Series 2024B , RB , 5.00% , 05/01/28 ..... 4,000 4,239,941
Series 2025C , RB , 5.00% , 05/01/28 ..... 3,000 3,179,956
Series 2024D-1 , RB , 5.00% , 11/01/28 .... 12,670 13,542,479

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ USD 8,000 $ 8,550,894
Series 2024G-1 , RB , 5.00% , 05/01/29 .... 8,285 8,921,632
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/29 ................ 1,250 1,346,052
Series 2025D , RB , 5.00% , 05/01/29 ..... 1,820 1,959,852
Series 2025E , RB , 5.00% , 11/01/29 ..... 9,800 10,629,986
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/29 ................ 3,500 3,796,423
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/29 ................ 10,000 10,846,924
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 20,850 22,597,858
Series 2025H, Sub-Series H-2 , RB , VRDN
( TD Bank NA SBPA ), 3.00% , 06/02/25
(c)
20,300 20,300,000
New York City Transitional Finance Authority
Building Aid
Series 2015S-2 , RB , 5.00% , 07/15/25 ( SAW ) 125 125,289
Series 2019S-3A , RB , 5.00% , 07/15/25
( SAW ) ....................... 1,285 1,287,966
Series S-1 , RB , 5.00% , 07/15/25 ( SAW ) .. 135 135,330
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 1,565 1,600,361
Series 2015S-2 , RB , 5.00% , 07/15/27 ( SAW ) 170 170,342
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 156,826
Series 2019S-2A , RB , 5.00% , 07/15/27
( SAW ) ....................... 125 130,688
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 205 214,329
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 280 292,742
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 150 155,869
New York City Transitional Finance Authority
Future Tax Secured
Series 2021F-1 , RB , 5.00% , 11/01/25 .... 8,540 8,612,715
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 1,210 1,220,303
Series 2022A-1 , RB , 5.00% , 11/01/25 .... 3,180 3,207,076
Series C , RB , 5.00% , 11/01/25 ......... 1,450 1,462,346
Series 2024A-1 , RB , 5.00% , 05/01/26 .... 2,700 2,752,152
Series B , RB , 5.00% , 08/01/26 ......... 350 358,647
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 3,715 3,825,522
Series 2023C-1 , RB , 5.00% , 11/01/26 .... 2,000 2,059,500
Series 2023B-1 , RB , 5.00% , 11/01/26 .... 8,980 9,247,156
Series C , RB , 5.00% , 11/01/26 ......... 4,000 4,043,896
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 10,545 10,858,715
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 12,070 12,429,084
Series 2021A , RB , 5.00% , 11/01/26 ..... 6,045 6,224,839
Series 2021G-1 , RB , 5.00% , 11/01/27 .... 2,925 3,072,793
Series 2023B-1 , RB , 5.00% , 11/01/27 .... 12,525 13,157,856
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,075 1,129,317
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 15,480 16,262,164
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 475 499,001
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 5,560 5,942,872
Series 2016E-1 , RB , 5.00% , 02/01/29 .... 2,175 2,196,464
Series B , RB , 5.00% , 08/01/29 ......... 1,275 1,297,059
Series 2015E-3 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 3.00% , 06/02/25
(c)
1,500 1,500,000
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/25 (AGM) ............ 1,450 1,464,250
New York State Dormitory Authority
Series 2020A , RB , 5.00% , 09/15/25 ..... 1,135 1,141,974
Series 2015A , RB , 5.00% , 10/01/25 ..... 2,240 2,256,274
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 710 720,003
Series 2019D , RB , 5.00% , 02/15/26 ..... 1,935 1,965,560
Series 2016D , RB , 5.00% , 02/15/26 ..... 1,185 1,200,615
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 02/15/26 ..... USD 3,335 $ 3,386,536
Series 2021E , RB , 5.00% , 03/15/26 ..... 13,755 13,999,704
Series 2016A , RB , 5.00% , 03/15/26 ..... 765 778,332
Series 2018C , RB , 5.00% , 03/15/26 ..... 525 534,150
Series 2017A , RB , 5.00% , 03/15/26 ..... 775 788,507
Series 2015E , RB , 5.00% , 03/15/26 ..... 3,095 3,113,591
Series 2015B , RB , 5.00% , 03/15/26 ..... 1,340 1,348,049
Series 2018A , RB , 5.00% , 03/15/26 ..... 295 299,415
Series 2019A , RB , 5.00% , 03/15/26 ..... 535 544,518
Series 2021A , RB , 5.00% , 03/15/26 ..... 3,705 3,770,913
Series 2018E , RB , 5.00% , 03/15/26 ..... 670 681,677
Series 2017A , RB , 5.00% , 02/15/27 ..... 320 332,510
Series 2019D , RB , 5.00% , 02/15/27 ..... 4,275 4,416,807
Series 2019A , RB , 5.00% , 03/15/27 ..... 5,735 5,970,590
Series 2018A , RB , 5.00% , 03/15/27 ..... 9,565 9,957,924
Series 2018C , RB , 5.00% , 03/15/27 ..... 4,625 4,814,992
Series 2020A , RB , 5.00% , 03/15/28 ..... 7,750 8,241,135
Series 2021A , RB , 5.00% , 03/15/28 ..... 14,180 14,987,704
Series 2016A , RB , 5.00% , 03/15/28 ..... 380 388,248
Series 2021E , RB , 5.00% , 03/15/28 ..... 18,130 19,162,699
Series 2025A , RB , 5.00% , 07/01/28
(a)
.... 2,675 2,839,860
Series 2024A , RB , 5.00% , 07/01/28 ..... 15,000 15,834,515
Series 2024A , RB , 5.00% , 10/01/28 ( AGM,
SAW ) ....................... 2,900 3,089,796
Series 2017A , RB , 5.00% , 02/15/29 ..... 10,000 10,390,931
Series 2025A , RB , 5.00% , 03/15/29 ..... 5,145 5,523,802
Series 2024B , RB , 5.00% , 03/15/29 ..... 2,750 2,965,782
Series 2024A , RB , 5.00% , 03/15/29 ..... 9,935 10,666,467
Series 2023A , RB , 5.00% , 03/15/29 ..... 11,630 12,486,262
Series 2016A , RB , 5.00% , 07/01/29 ..... 315 320,853
Series 2025A , RB , 5.00% , 07/01/29
(a)
.... 4,210 4,543,895
Series 2025A , RB , 5.00% , 10/01/29 ( AGC )
(a)
2,905 3,135,343
Series 2017A , RB , 5.00% , 02/15/30 ..... 3,350 3,448,186
Series 2016A , RB , 5.00% , 03/15/30 ..... 10,000 10,203,105
Series 2024A , RB , 5.00% , 03/15/30 ..... 2,950 3,210,687
Series 2019A , RB , 5.00% , 03/15/30 ..... 6,070 6,465,586
Series 2025A , RB , 5.00% , 07/01/30
(a)
.... 3,500 3,833,725
Series 2023A-2 , RB , 5.00% , 09/15/30 .... 9,265 10,101,834
New York State Environmental Facilities Corp.
Series 2022A , RB , 5.00% , 06/15/25 ..... 2,090 2,091,499
Series 2015D , RB , 5.00% , 09/15/25 ..... 1,590 1,595,188
Series 2016A , RB , 4.00% , 06/15/26 ..... 25 25,320
Series 2017A , RB , 5.00% , 06/15/27 ..... 3,775 3,948,746
Series 2018A , RB , 5.00% , 06/15/27 ..... 70 73,222
Series 2021A , RB , 5.00% , 06/15/27 ..... 650 679,917
Series 2022A , RB , 5.00% , 06/15/27 ..... 2,750 2,876,570
Series 2016A , RB , 5.00% , 06/15/29 ..... 4,345 4,431,005
Series 2024A , RB , 5.00% , 06/15/29 ..... 10,000 10,851,601
Series 2017A , RB , 5.00% , 06/15/30 ..... 2,835 2,945,558
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/26 ......... 1,300 1,316,033
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 5,140 5,231,442
Series 2016A , RB , 5.00% , 01/01/27 ..... 500 505,574
Series P , RB , 5.00% , 01/01/29 ......... 3,710 3,985,068
Series Q , RB , 5.00% , 01/01/29 ........ 10,000 10,741,424
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 5,000 5,379,282
Series Q , RB , 5.00% , 01/01/30 ........ 10,000 10,907,498
Port Authority of New York & New Jersey
Series 245 , RB , 5.00% , 09/01/25 ....... 5,805 5,833,554
Series 194 , RB , 5.00% , 10/15/25 ....... 1,050 1,057,874
Series 205 , RB , 5.00% , 11/15/25 ....... 1,220 1,231,536
Series 230 , RB , 4.00% , 12/01/25 ....... 355 356,916
Series 189 , RB , 5.00% , 05/01/26 ....... 215 215,075
Series 194 , RB , 5.00% , 10/15/26 ....... 270 271,990
Series 205 , RB , 5.00% , 11/15/26 ....... 580 598,573

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 230 , RB , 4.00% , 12/01/26 ....... USD 415 $ 422,537
Series 222 , RB , 5.00% , 07/15/27 ....... 510 533,746
Series 194 , RB , 5.00% , 10/15/27 ....... 345 346,635
Series 230 , RB , 4.00% , 12/01/27 ....... 665 684,430
Series 230 , RB , 4.00% , 12/01/28 ....... 1,500 1,558,425
Series 243 , RB , 5.00% , 12/01/28 ....... 5,835 6,265,362
Series 248 , RB , 5.00% , 01/15/30 ....... 1,310 1,431,507
Triborough Bridge & Tunnel Authority
Series 2021A , RB , 5.00% , 11/01/25 ..... 2,480 2,500,911
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 5,530 5,577,846
Series 2018B , RB , 5.00% , 11/15/25 ..... 4,410 4,448,155
Series 2022B , RB , 4.00% , 05/15/26 ..... 5,000 5,046,773
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 4,950 5,105,806
Series 2023A , RB , 5.00% , 11/15/27 ..... 9,000 9,477,039
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,244,122
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,635 5,898,680
Series 2022B , RB , 5.00% , 05/15/28 ..... 3,500 3,719,731
Series 2022D-1A , RB , 5.00% , 11/15/28 ... 990 1,061,194
Series 2023A , RB , 5.00% , 11/15/28 ..... 485 519,878
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,335,388
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/29 ................ 1,040 1,131,871
Series B , RB , 5.00% , 11/15/29 ......... 5,120 5,312,237
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(c)
............... 1,950 1,916,491
Series 2021B-2 , RB , VRDN
5.00% , 05/15/26
(c)
............... 2,000 2,031,726
Series 2021C-1B , RB , VRDN
5.00% , 05/15/26
(c)
............... 2,500 2,539,657
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 06/15/27 ..... 3,245 3,247,151
Series 2022TE-1 , RB , 5.00% , 12/15/27 ... 3,500 3,536,048
Series 2016A , RB , 5.00% , 06/15/28 ..... 4,965 5,074,010
Series 2016A , RB , 5.00% , 12/15/28 ..... 1,565 1,598,877
Series 2022TE-1 , RB , 5.00% , 12/15/28 ... 8,500 8,772,092
Series 2023TE-1 , RB , 5.00% , 12/15/28 ... 3,000 3,096,032
1,201,183,405
North Carolina — 2.1%
City of Charlotte
Series 2021B , COP , 5.00% , 12/01/25 .... 2,305 2,327,607
Series 2021A , GO , 5.00% , 06/01/26 ..... 1,455 1,485,808
Series 2025A , RB , 5.00% , 07/01/29
(a)
.... 2,435 2,626,334
Series 2025A , RB , 5.00% , 07/01/30
(a)
.... 1,500 1,641,769
City of Charlotte Water & Sewer System, Series
2015, RB, 5.00%, 07/01/27 .......... 1,500 1,502,131
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 2,360 2,527,379
City of Raleigh
Series 2020A , RB , 5.00% , 06/01/25 ..... 125 125,000
Series 2016A , GO , 5.00% , 09/01/25 ..... 270 271,336
Series 2016A , GO , 5.00% , 09/01/26 ..... 3,095 3,179,218
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/27 ...... 1,110 1,164,793
City of Winston-Salem Water & Sewer System,
Series 2020A, RB, 5.00%, 06/01/26 ..... 5,045 5,152,822
County of Buncombe, Series 2015, RB,
5.00%, 06/01/28 ................. 1,475 1,475,000
County of Cabarrus
Series 2024B , RB , 5.00% , 08/01/26 ..... 4,510 4,613,355
Series 2024B , RB , 5.00% , 08/01/29 ..... 1,250 1,354,423
County of Forsyth, Series 2021B, GO,
4.00%, 03/01/26 ................. 130 131,100
County of Guilford
Series 2017B , GO , 5.00% , 05/01/26 ..... 70 71,376
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2017 , GO , 5.00% , 03/01/27 ...... USD 1,000 $ 1,038,558
Series 2017B , GO , 5.00% , 05/01/27 ..... 1,500 1,563,334
Series 2024 , GO , 5.00% , 03/01/28 ...... 5,000 5,298,323
Series 2025 , GO , 5.00% , 03/01/30
(a)
..... 1,455 1,593,353
County of Johnston, Series 2015, GO,
4.00%, 02/01/26 ................. 20 20,148
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/26 ...... 1,150 1,168,161
Series 2022 , GO , 5.00% , 09/01/26 ...... 1,125 1,155,472
Series 2016B , GO , 5.00% , 12/01/26 ..... 1,780 1,838,290
Series 2017A , GO , 5.00% , 04/01/27 ..... 55 57,196
Series 2015A , GO , 5.00% , 04/01/28 ..... 5,000 5,006,597
County of Wake
Series 2016A , GO , 5.00% , 03/01/26 ..... 80 81,275
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,675 1,701,452
Series 2021 , GO , 5.00% , 04/01/26 ...... 5,845 5,949,346
Series 2022A , GO , 5.00% , 02/01/27 ..... 10,725 11,119,904
Series 2019A , GO , 5.00% , 03/01/27 ..... 2,625 2,726,672
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,245 1,295,621
Series 2023A , GO , 5.00% , 05/01/27 ..... 10,615 11,067,233
Series 2023A , GO , 5.00% , 05/01/28 ..... 1,015 1,079,301
Series 2025A , RB , 5.00% , 05/01/29 ..... 2,500 2,698,530
Series 2025A , RB , 5.00% , 05/01/30
(a)
.... 2,100 2,300,156
North Carolina Capital Facilities Finance Agency
Series 2015B , RB , 5.00% , 10/01/41 ..... 1,580 1,590,772
Series 2015B , RB , 5.00% , 10/01/55 ..... 15,200 15,303,634
North Carolina Municipal Power Agency No. 1
Series A , RB , 5.00% , 01/01/26 ......... 690 698,031
Series A , RB , 5.00% , 01/01/27 ......... 1,845 1,864,184
Series 2016A , RB , 5.00% , 01/01/28 ..... 1,250 1,269,984
Series C , RB , 5.00% , 01/01/29 ......... 3,115 3,141,148
North Carolina Turnpike Authority, Series 2017,
RB, 5.00%, 01/01/28 (AGM) .......... 3,200 3,290,154
State of North Carolina
Series 2013B , GO , 5.00% , 06/01/25 ..... 1,350 1,350,000
Series 2014B , RB , 5.00% , 06/01/25 ..... 3,535 3,535,000
Series 2019B , GO , 5.00% , 06/01/25 ..... 310 310,000
Series 2016A , GO , 5.00% , 06/01/25 ..... 1,320 1,320,000
Series 2019 , RB , 5.00% , 03/01/26 ...... 170 172,624
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,645 1,670,392
Series 2022A , RB , 5.00% , 05/01/26 ..... 70 71,371
Series 2014C , RB , 5.00% , 05/01/26 ..... 535 536,863
Series 2019A , RB , 5.00% , 05/01/26 ..... 435 443,521
Series 2017B , RB , 5.00% , 05/01/26 ..... 270 275,289
Series 2018A , GO , 5.00% , 06/01/26 ..... 12,770 13,048,271
Series 2025 , RB , 5.00% , 03/01/27 ...... 5,000 5,183,429
Series 2017B , RB , 5.00% , 05/01/27 ..... 875 911,482
Series 2019A , RB , 5.00% , 05/01/27 ..... 210 218,756
Series 2014C , RB , 5.00% , 05/01/27 ..... 120 120,204
Series 2019B , GO , 5.00% , 06/01/27 ..... 9,760 10,193,365
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,235 2,334,239
Series 2022A , RB , 5.00% , 05/01/28 ..... 2,650 2,813,290
Series 2017B , RB , 5.00% , 05/01/28 ..... 3,830 3,984,200
Series 2016B , GO , 5.00% , 06/01/28 ..... 8,565 8,746,443
Series 2020A , GO , 5.00% , 06/01/28 ..... 10,335 11,008,697
Series 2013A , RB , 3.00% , 05/01/29 ..... 2,055 2,029,260
Series 2025A , RB , 5.00% , 05/01/29 ..... 5,000 5,397,059
Series 2020B , RB , 5.00% , 05/01/29 ..... 3,445 3,718,574
Series 2025 , RB , 5.00% , 03/01/30 ...... 1,440 1,566,176
Series 2019 , RB , 5.00% , 03/01/30 ...... 3,625 3,878,047
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 4,590 4,714,898
205,117,730

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Dakota — 0.2%
North Dakota Public Finance Authority
Series 2024A , RB , 5.00% , 10/01/28 ..... USD 10,785 $ 11,532,935
Series 2024A , RB , 5.00% , 10/01/29 ..... 6,315 6,860,139
18,393,074
Ohio — 2.2%
American Municipal Power, Inc.
Series 2023A , RB , 5.00% , 02/15/27 ..... 300 310,047
Series 2023A , RB , 5.00% , 02/15/29 ..... 4,260 4,551,767
City of Cincinnati Water System, Series C, RB,
5.00%, 12/01/29 ................. 2,520 2,577,338
City of Cleveland
Series 2025A , RB , 5.00% , 01/01/26
(a)
.... 100 101,093
Series 2025A , RB , 5.00% , 01/01/27
(a)
.... 100 103,099
Series 2025A , RB , 5.00% , 01/01/28
(a)
.... 100 104,688
Series 2025A , RB , 5.00% , 01/01/29 ..... 2,300 2,443,810
Series 2025A , RB , 5.00% , 01/01/30
(a)
.... 1,960 2,108,985
City of Columbus
Series 2016-1 , GO , 5.00% , 07/01/25 ..... 930 931,459
Series 2023A , GO , 5.00% , 08/15/25 ..... 1,070 1,074,312
Series 2018A , GO , 5.00% , 04/01/26 ..... 3,070 3,124,552
Series 2019A , GO , 5.00% , 04/01/26 ..... 930 946,525
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 1,650 1,688,778
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 5,195 5,390,067
Series 2017-1 , GO , 4.00% , 04/01/27 ..... 155 158,525
Series 2018A , GO , 5.00% , 04/01/27 ..... 410 426,596
Series 2021A , GO , 5.00% , 04/01/27 ..... 425 442,203
Series 2022A , GO , 5.00% , 04/01/27 ..... 3,000 3,121,432
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 815 830,854
Series 2016-1 , GO , 3.00% , 07/01/28 ..... 5,830 5,799,693
Series 2024-1 , GO , 5.00% , 02/15/29 ..... 6,765 7,295,576
County of Cuyahoga, Series 2020D, RB,
5.00%, 12/01/25 ................. 5,000 5,046,567
County of Hamilton Sewer System
Series 2020A , RB , 5.00% , 12/01/25 ..... 1,295 1,307,381
Series 2019A , RB , 5.00% , 12/01/27 ..... 5,000 5,266,601
Kent State University, Series 2016, RB,
5.00%, 05/01/29 ................. 1,245 1,263,670
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/29 .......... 5,000 5,441,458
Ohio State University (The)
Series 2021A , RB , 5.00% , 12/01/25 ..... 1,700 1,716,748
Series 2021A , RB , 5.00% , 12/01/26 ..... 905 933,409
Ohio Turnpike & Infrastructure Commission,
Series 2022A, RB, 5.00%, 02/15/29 ..... 5,120 5,494,819
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 06/01/25 ...... 1,500 1,500,000
Series 2019A , RB , 5.00% , 06/01/25 ..... 1,650 1,650,000
Series 2016 , RB , 5.00% , 06/01/26 ...... 1,970 2,012,537
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 153,692
Series 2018 , RB , 5.00% , 06/01/28 ...... 21,555 22,781,954
Series 2023A , RB , 5.00% , 12/01/28 ..... 2,000 2,148,817
Series 2019 , RB , 5.00% , 12/01/29 ...... 5,630 6,078,404
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 12/01/25 ..... 2,605 2,631,868
Series 2020B , RB , 5.00% , 06/01/27 ..... 165 172,195
Series 2020A , RB , 5.00% , 06/01/29 ..... 1,090 1,180,768
State of Ohio
Series 2022A , GO , 4.00% , 06/15/25 ..... 3,375 3,376,158
Series 2017C , GO , 5.00% , 08/01/25 ..... 4,250 4,263,700
Series 2020B , GO , 5.00% , 08/01/25 ..... 7,470 7,494,078
Series 2015A , GO , 5.00% , 09/15/25 ..... 585 588,358
Series 2017B , GO , 5.00% , 09/15/25 ..... 6,030 6,064,613
Series 2020B , GO , 5.00% , 09/15/25 ..... 3,370 3,389,344
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2024-1 , RB , 5.00% , 12/15/25 ..... USD 3,250 $ 3,284,492
Series 2018-1 , RB , 5.00% , 12/15/25 ..... 145 146,539
Series 2020C , GO , 5.00% , 03/01/26 ..... 45 45,711
Series 2021C , GO , 5.00% , 03/15/26 ..... 3,200 3,253,413
Series 2018A , RB , 5.00% , 04/01/26 ..... 225 228,797
Series U , GO , 5.00% , 05/01/26 ........ 9,260 9,442,235
Series 2019A , GO , 5.00% , 05/01/26 ..... 6,230 6,352,605
Series 2022A , GO , 4.00% , 06/15/26 ..... 2,800 2,834,452
Series 2021A , GO , 5.00% , 06/15/26 ..... 280 286,285
Series 2015A , GO , 5.00% , 08/01/26 ..... 5,685 5,827,423
Series 2017C , GO , 5.00% , 08/01/26 ..... 235 240,936
Series 2017B , GO , 5.00% , 09/15/26 ..... 680 698,423
Series 2024-1 , RB , 5.00% , 12/15/26 ..... 2,500 2,577,264
Series 2021-1A , RB , 5.00% , 12/15/26 .... 75 77,318
Series 2021A , GO , 5.00% , 03/01/27 ..... 1,870 1,939,576
Series U , GO , 5.00% , 05/01/27 ........ 255 265,438
Series 2019A , GO , 5.00% , 06/15/27 ..... 405 422,820
Series 2017C , GO , 5.00% , 08/01/27 ..... 35 36,676
Series 2021A , RB , 5.00% , 10/01/27 ..... 1,035 1,085,549
Series 2025B , GO , 5.00% , 11/01/27 ..... 10,000 10,531,348
Series 2024-1 , RB , 5.00% , 12/15/27 ..... 1,500 1,581,259
Series 2022A , GO , 5.00% , 03/01/28 ..... 1,155 1,224,297
Series 2021A , RB , 5.00% , 10/01/28 ..... 1,100 1,174,477
Series 2024-1 , RB , 5.00% , 12/15/28 ..... 1,250 1,341,255
Series S , GO , 5.00% , 05/01/29 ........ 100 101,572
Series 2025B , GO , 5.00% , 11/01/29 ..... 5,000 5,451,357
Series 2024-1 , RB , 5.00% , 12/15/29 ..... 1,500 1,631,092
Series 2018A , GO , 5.00% , 02/01/38 ..... 8,020 8,130,770
University of Cincinnati, Series 2016A, RB,
5.00%, 06/01/29 ................. 1,545 1,571,973
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 4,125 4,350,627
211,624,517
Oklahoma — 0.4%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 4,900 5,039,804
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/27 ..... 295 303,254
Series 2016A , RB , 5.00% , 06/01/28 ..... 7,680 7,879,753
Series 2016A , RB , 5.00% , 06/01/29 ..... 2,225 2,280,902
Oklahoma Capitol Improvement Authority
Series 2020A , RB , 5.00% , 07/01/25 ..... 2,465 2,468,609
Series 2016 , RB , 5.00% , 07/01/28 ...... 2,890 2,943,472
Oklahoma County Independent School District
No. 89 Oklahoma City, Series 2023A, GO,
3.00%, 07/01/26 ................. 4,000 4,006,918
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/29 ................. 3,020 3,211,358
Oklahoma Municipal Power Authority, Series
2021A, RB, 5.00%, 01/01/26 (AGM) ..... 6,000 6,066,362
Oklahoma Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/26 ..... 810 819,568
Series 2017D , RB , 5.00% , 01/01/28 ..... 5,060 5,318,780
40,338,780
Oregon — 1.5%
City of Portland, Series 2021A, GO,
5.00%, 06/01/26 ................. 2,665 2,722,599
City of Portland Sewer System
Series 2015A , RB , 5.00% , 06/01/26 ..... 5,350 5,350,000
Series 2025B , RB , 5.00% , 06/01/27 ..... 425 443,298
Series 2025B , RB , 5.00% , 06/01/29
(a)
.... 3,750 4,053,423
Series 2025A , RB , 5.00% , 10/01/29 ..... 2,140 2,324,734

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/26 ..... USD 600 $ 611,492
Series 2016A , RB , 4.00% , 04/01/28 ..... 6,000 6,049,185
Series 2024A , RB , 5.00% , 05/01/28 ..... 2,500 2,654,206
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,950 2,105,011
Clackamas & Washington Counties
School District No. 3, Series 2015, GO,
5.00%, 06/15/29 (GTD) ............. 1,550 1,551,050
Clackamas Community College District
Series 2025 , GO , 5.00% , 06/15/29 ( GTD ) . 1,000 1,079,955
Series 2025 , GO , 5.00% , 06/15/30 ( GTD ) . 750 821,117
Multnomah County School District No. 1J
Portland
Series 2023 , GO , 5.00% , 06/15/25 ( GTD ) . 450 450,295
Series 2023 , GO , 5.00% , 06/15/28 ( GTD ) . 15,090 16,056,401
Multnomah County School District No. 7
Reynolds, Series B, GO, 0.00%, 06/15/36
(GTD)
(b)
...................... 8,500 5,242,826
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/28 ..... 5,500 5,828,575
Series 2025A , RB , 5.00% , 04/01/29
(a)
.... 8,450 9,106,508
Series 2025A , RB , 5.00% , 04/01/30 ..... 1,000 1,091,781
Series C , RB , 5.00% , 04/01/30 ......... 4,650 4,800,947
Portland Community College District
Series 2018 , GO , 5.00% , 06/15/25 ...... 1,615 1,616,130
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,500 1,525,898
Series 2018 , GO , 5.00% , 06/15/27 ...... 225 228,839
Series 2016 , GO , 5.00% , 06/15/28 ...... 100 101,681
Series 2018 , GO , 5.00% , 06/15/29 ...... 130 132,052
State of Oregon
Series 2015A , GO , 5.00% , 08/01/25 ..... 25 25,080
Series 2019A , GO , 5.00% , 05/01/26 ..... 145 147,827
Series 2019N , GO , 5.00% , 05/01/26 ..... 2,785 2,839,301
Series 2021A , GO , 5.00% , 05/01/26 ..... 525 535,236
Series 2023A , GO , 5.00% , 05/01/26 ..... 650 662,674
Series F , GO , 5.00% , 05/01/26 ......... 3,025 3,083,981
Series 2017A , GO , 5.00% , 05/01/27 ..... 25 26,047
Series 2021A , GO , 5.00% , 05/01/27 ..... 6,140 6,397,165
Series 2021A , GO , 5.00% , 05/01/28 ..... 4,565 4,847,897
Series 2023A , GO , 5.00% , 05/01/28 ..... 4,710 5,001,882
Series F , GO , 5.00% , 05/01/28 ......... 4,580 4,657,807
Series 2025A , GO , 5.00% , 05/01/30 ..... 3,000 3,289,121
Series 2015O , GO , 5.00% , 08/01/40 ..... 7,005 7,026,908
State of Oregon Department of Transportation
Series 2015A , RB , 5.00% , 11/15/25 ..... 835 835,837
Series A , RB , 5.00% , 11/15/25 ......... 690 696,375
Series A , RB , 5.00% , 11/15/26 ......... 1,080 1,113,994
Series 2024A , RB , 5.00% , 11/15/28 ..... 4,940 5,293,383
Series B , RB , 5.00% , 11/15/28 ......... 6,385 6,625,186
Series 2024 , RB , 5.00% , 05/15/29 ...... 750 810,114
Series B , RB , 5.00% , 11/15/29 ......... 3,800 3,939,283
Tri-County Metropolitan Transportation District of
Oregon, Series 2018A, RB, 5.00%, 10/01/29 5,020 5,236,603
Washington & Multnomah Counties School
District No. 48J Beaverton, Series 2025B, GO,
5.00%, 06/15/29 (GTD)
(a)
............ 1,250 1,350,439
140,390,143
Pennsylvania — 2.6%
City of Philadelphia
Series 2019A , GO , 5.00% , 08/01/25 ..... 2,165 2,171,431
Series 2019B , GO , 5.00% , 02/01/28 ..... 2,000 2,094,340
City of Philadelphia Water & Wastewater
Series 2015B , RB , 5.00% , 07/01/28 ..... 2,640 2,643,029
Series 2024C , RB , 5.00% , 09/01/29 ( AGC ) 10,355 11,164,736
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 09/15/25 ...... USD 3,645 $ 3,665,397
Series 2017 , GO , 5.00% , 01/01/26 ...... 2,875 2,908,960
Series 2016 , GO , 5.00% , 02/01/26 ...... 1,170 1,185,909
Series 2019 , GO , 5.00% , 07/15/26 ...... 5,000 5,118,591
Series 2015 , GO , 3.25% , 08/15/26 ...... 100 100,040
Series 2024 , GO , 5.00% , 08/15/26 ...... 10,000 10,255,244
Series 2016 , GO , 5.00% , 09/15/26 ...... 2,985 3,066,635
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,640 1,695,530
Series 2018-1 , GO , 5.00% , 03/01/27 ..... 11,080 11,496,095
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 200 208,263
Series 2016 , GO , 5.00% , 09/15/27 ...... 15,385 15,779,261
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 14,800 15,525,116
Series 2018-1 , GO , 5.00% , 03/01/28 ..... 21,720 22,914,891
Series 2016 , GO , 5.00% , 09/15/28 ...... 2,465 2,522,512
Series 2017 , GO , 4.00% , 01/01/29 ...... 7,950 8,040,162
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,300 1,317,270
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 5,000 4,964,803
Series 1 , GO , 5.00% , 03/15/29 ........ 2,090 2,092,530
Series 2015 , GO , 4.00% , 08/15/29 ( AGM ) . 1,400 1,402,621
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 18,065 19,567,611
Series 2016 , GO , 5.00% , 09/15/29 ...... 5,265 5,385,830
County of Chester, Series 2016A, GO,
4.00%, 07/15/28 ................. 1,075 1,086,705
County of Montgomery
Series 2022 , GO , 5.00% , 07/01/25 ...... 3,190 3,194,953
Series 2022 , GO , 5.00% , 07/01/26 ...... 2,260 2,311,412
Delaware River Joint Toll Bridge Commission,
Series 2019B, RB, 5.00%, 07/01/25 ..... 350 350,506
Delaware River Port Authority, Series 2018B,
RB, 5.00%, 01/01/26 .............. 1,100 1,113,234
Pennsylvania Higher Educational Facilities
Authority, Series B, RB, 5.00%, 10/01/26 .. 1,675 1,686,290
Pennsylvania State University (The), Series B,
RB, 5.00%, 09/01/28 .............. 5,040 5,150,897
Pennsylvania Turnpike Commission
Series 1 , RB , 5.00% , 06/01/25 ......... 1,005 1,005,000
Series 2016B , RB , 5.00% , 06/01/25 ..... 3,000 3,000,000
Series 2019 , RB , 5.00% , 12/01/25 ...... 245 247,406
Series A-2 , RB , 5.00% , 12/01/25 ....... 1,300 1,312,765
Series 2025-2 , RB , 5.00% , 12/01/26
(a)
.... 3,000 3,093,876
Series A-2 , RB , 5.00% , 12/01/26 ....... 935 964,258
Series 2016B , RB , 5.00% , 06/01/27 ..... 19,700 20,056,720
Series 2016B-2 , RB , 5.00% , 06/01/28 .... 825 839,005
Series 2024 , RB , 5.00% , 12/01/28 ...... 2,870 3,063,459
Series 2016-2B , RB , 5.00% , 06/01/29 .... 7,925 8,054,731
Series 2017A , RB , 5.00% , 12/01/29 ..... 1,085 1,111,027
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,160 1,254,953
Series 2025-2 , RB , 5.00% , 12/01/29
(a)
.... 3,000 3,253,449
Series 2020 , RB , VRDN ( TD Bank NA LOC ),
1.95% , 06/05/25
(c)
............... 2,270 2,270,000
Philadelphia Gas Works Co.
Series 17B , RB , 5.00% , 08/01/27 ....... 1,000 1,040,961
Series 15 , RB , 5.00% , 08/01/29 ........ 1,135 1,171,578
Series 17B , RB , 5.00% , 08/01/29 ....... 1,370 1,469,906
Series 14TH , RB , 5.00% , 10/01/29 ...... 2,000 2,039,830
Pittsburgh Water & Sewer Authority, Series
1998B, RB, 0.00%, 09/01/29 (NPFGC)
(b)
.. 3,930 3,400,236
Temple University-of The Commonwealth
System of Higher Education
Series 2025 , RB , 5.00% , 04/01/28 ( AGC ) . 4,355 4,595,475
Series 2025 , RB , 5.00% , 04/01/29 ( AGC ) . 3,385 3,627,372

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. USD 14,690 $ 14,791,333
253,844,144
Rhode Island — 0.1%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/28 ..... 3,200 3,383,704
Series 2016B , RB , 5.00% , 06/15/28 ..... 5,970 6,080,202
Rhode Island Health & Educational Building
Corp., Series 2019A, RB, 5.00%, 09/01/29 . 1,130 1,221,690
10,685,596
South Carolina — 0.7%
Charleston Educational Excellence Finance
Corp.
Series 2023 , RB , 5.00% , 12/01/28 ...... 1,660 1,775,888
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,000 1,085,799
City of Charleston Waterworks & Sewer System,
Series 2024A, RB, 5.00%, 01/01/30 ..... 2,720 2,971,470
City of Columbia Waterworks & Sewer System,
Series 2016B, RB, 5.00%, 02/01/27 ..... 70 72,462
County of Charleston, Series 2021A, GO,
5.00%, 11/01/26 ................. 3,000 3,092,532
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 290 301,031
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,674,529
Piedmont Municipal Power Agency, Series
2004A-2, RB, 0.00%, 01/01/26 (NPFGC)
(b)
. 15,000 14,700,300
South Carolina Public Service Authority
Series 2021A , RB , 5.00% , 12/01/26 ..... 625 642,950
Series 2025B , RB , 5.00% , 12/01/28 ..... 1,555 1,654,042
Series 2025B , RB , 5.00% , 12/01/29 ..... 780 839,125
Series 2019A , RB , VRDN ( Bank of America
NA LOC ), 2.22% , 06/04/25
(c)
........ 20,000 20,000,000
South Carolina Transportation Infrastructure
Bank
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,645 1,655,766
Series 2021B , RB , 5.00% , 10/01/25 ..... 6,480 6,522,408
Series 2021B , RB , 5.00% , 10/01/26 ..... 8,620 8,865,296
66,853,598
Tennessee — 1.3%
City of Chattanooga, Series 2025, RB,
5.00%, 09/01/26
(a)
................ 4,415 4,528,356
City of Memphis
Series 2018 , GO , 5.00% , 06/01/25 ...... 6,260 6,260,000
Series 2018 , GO , 5.00% , 06/01/29 ...... 915 930,692
City of Memphis Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 1,330 1,399,600
Series 2024 , RB , 5.00% , 12/01/28 ...... 1,205 1,290,367
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,205 1,309,446
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,960 7,040,110
Series 2024A , GO , 5.00% , 08/01/27 ..... 3,000 3,142,880
Series 2024A , GO , 5.00% , 08/01/28 ..... 3,000 3,203,547
Series 2024A , GO , 5.00% , 08/01/29 ..... 2,585 2,806,238
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 215 223,468
County of Wilson, Series 2018, GO,
3.00%, 04/01/29 ................. 5,100 5,062,293
Metropolitan Government of Nashville &
Davidson County
Series 2020B , RB , 5.00% , 07/01/25 ..... 940 941,375
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2022A , GO , 4.00% , 01/01/26 ..... USD 7,725 $ 7,777,377
Series 2016 , GO , 5.00% , 01/01/26 ...... 520 526,497
Series 2021C , GO , 5.00% , 01/01/26 ..... 5,000 5,062,471
Series 2024A , GO , 5.00% , 01/01/26 ..... 10,000 10,124,942
Series 2018 , GO , 5.00% , 07/01/26 ...... 645 660,089
Series 2020B , RB , 5.00% , 07/01/26 ..... 1,575 1,610,999
Series 2021C , GO , 5.00% , 01/01/27 ..... 2,210 2,286,491
Series 2018 , GO , 5.00% , 07/01/27 ...... 2,075 2,167,989
Series 2024A , GO , 5.00% , 01/01/28 ..... 6,790 7,156,112
Series 2024B , RB , 5.00% , 05/15/29 ..... 1,390 1,499,082
State of Tennessee
Series A , GO , 5.00% , 08/01/25 ........ 120 120,389
Series B , GO , 5.00% , 08/01/25 ........ 1,705 1,710,524
Series 2019A , GO , 5.00% , 09/01/25 ..... 25 25,124
Series A , GO , 5.00% , 08/01/26 ........ 30 30,761
Series B , GO , 5.00% , 08/01/26 ........ 740 758,777
Series 2019A , GO , 5.00% , 09/01/26 ..... 2,420 2,485,916
Series 2021A , GO , 5.00% , 11/01/26 ..... 2,615 2,696,106
Series A , GO , 5.00% , 08/01/27 ........ 2,980 3,056,083
Series B , GO , 5.00% , 08/01/27 ........ 3,060 3,138,125
Series 2021A , GO , 5.00% , 11/01/27 ..... 3,080 3,243,810
Series A , GO , 5.00% , 08/01/28 ........ 2,230 2,237,345
Series A , GO , 5.00% , 08/01/29 ........ 3,000 3,009,882
Series A , GO , 5.00% , 08/01/30 ........ 1,365 1,369,496
Series A , GO , 5.00% , 08/01/31 ........ 3,010 3,019,915
Tennessee State School Bond Authority
Series 2022A , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 3,845 3,877,208
Series 2015B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 1,150 1,159,294
Series 2022A , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 6,255 6,573,567
Series A , RB , 5.00% , 11/01/27 ( HERBIP ) .. 100 105,093
Series 2015B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 1,995 2,008,014
Series 2015B , RB , 5.00% , 11/01/29 ( ST
INTERCEPT ) .................. 5,500 5,547,566
123,183,416
Texas — 11.8%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/27 ...... 3,110 3,224,896
Series 2022 , GO , 5.00% , 02/15/29 ...... 3,140 3,359,488
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/29 (PSF) ..... 1,465 1,514,992
Allen Independent School District, Series 2016,
GO, 5.00%, 02/15/30 (PSF) .......... 1,500 1,515,028
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 685 710,655
Series 2023 , GO , 5.00% , 02/15/30 ( PSF ) .. 2,050 2,234,026
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 3,750 4,086,632
Austin Community College District Public Facility
Corp., Series 2015, RB, 5.00%, 08/01/28 .. 1,750 1,755,020
Austin Independent School District
Series 2020 , GO , 5.00% , 08/01/25 ( PSF ) .. 25 25,082
Series 2021 , GO , 5.00% , 08/01/25 ( PSF ) .. 1,510 1,514,923
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 35 35,885
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 815 835,605
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 115 117,907
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 1,630 1,700,985
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 80 83,484
Series 2023 , GO , 5.00% , 08/01/27 ...... 1,350 1,413,071
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 1,075 1,141,894
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 6,900 7,329,367

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Birdville Independent School District
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. USD 10,225 $ 10,951,638
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,000 5,430,522
Board of Regents of the University of Texas
System
Series 2014B , RB , 5.00% , 08/15/25 ..... 675 677,649
Series 2016J , RB , 5.00% , 08/15/25 ..... 385 386,511
Series 2017C , RB , 5.00% , 08/15/25 ..... 8,260 8,292,420
Series 2014B , RB , 5.00% , 08/15/26 ..... 1,925 1,974,289
Series 2016B , RB , 5.00% , 08/15/26 ..... 5,055 5,184,431
Series 2016D , RB , 5.00% , 08/15/26 ..... 675 692,283
Series 2016E , RB , 5.00% , 08/15/26 ..... 945 969,196
Series 2016J , RB , 5.00% , 08/15/26 ..... 4,370 4,481,892
Series 2017C , RB , 5.00% , 08/15/26 ..... 4,990 5,117,767
Series 2021A , RB , 5.00% , 08/15/27 ..... 100 104,603
Series 2016J , RB , 5.00% , 08/15/27 ..... 155 159,101
Series 2016E , RB , 5.00% , 08/15/27 ..... 135 141,215
Series 2020C , RB , 5.00% , 08/15/28 ..... 245 261,026
Series 2021A , RB , 5.00% , 08/15/28 ..... 5,060 5,390,980
Series 2025A , RB , 5.00% , 08/15/28 ..... 10,000 10,647,793
Series 2024B , RB , 5.00% , 08/15/29 ..... 6,000 6,490,144
Series 2025A , RB , 5.00% , 08/15/29
(a)
.... 4,250 4,595,436
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/28
(PSF) ....................... 15,135 15,995,918
Central Texas Regional Mobility Authority
Series 2021D , RB , 5.00% , 01/01/30 ..... 250 268,467
Series A , RB , 5.00% , 01/01/40 ......... 5,330 5,338,296
Series A , RB , 5.00% , 01/01/45 ......... 13,095 13,115,381
Central Texas Turnpike System, Series 2002-A,
RB, 0.00%, 08/15/28 (AMBAC)
(b)
....... 3,000 2,689,267
City of Austin
Series 2020 , GO , 5.00% , 09/01/25 ...... 530 532,532
Series 2015 , GO , 5.00% , 09/01/26 ...... 2,300 2,311,375
Series 2021 , GO , 5.00% , 09/01/26 ...... 695 713,344
Series 2016 , GO , 5.00% , 09/01/27 ...... 1,000 1,023,265
City of Austin Electric Utility
Series 2015A , RB , 5.00% , 11/15/25 ..... 200 201,777
Series 2020A , RB , 5.00% , 11/15/26 ..... 3,310 3,410,462
City of Austin Water & Wastewater System
Series 2021 , RB , 5.00% , 11/15/26 ...... 2,045 2,107,954
Series 2024 , RB , 5.00% , 11/15/26 ...... 1,525 1,571,946
Series 2017 , RB , 5.00% , 11/15/28 ...... 2,115 2,210,757
City of Dallas
Series 2024C , GO , 5.00% , 02/15/26 ..... 7,310 7,409,670
Series 2023A , GO , 5.00% , 02/15/28 ..... 4,515 4,759,496
Series 2024C , GO , 5.00% , 02/15/28 ..... 15,760 16,613,434
Series 2024A , GO , 5.00% , 02/15/29 ..... 1,015 1,085,949
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/25 ..... 15,120 15,221,067
Series 2015A , RB , 5.00% , 10/01/27 ..... 2,000 2,010,040
Series 2016A , RB , 5.00% , 10/01/29 ..... 2,000 2,048,141
City of Denton, Series 2024, GO,
5.00%, 02/15/29 ................. 10,000 10,717,147
City of El Paso
Series 2016 , GO , 5.00% , 08/15/28 ...... 1,500 1,531,355
Series 2025 , RB , 5.00% , 03/01/30
(a)
..... 1,000 1,082,099
City of Fort Worth, Series 2016, GO,
5.00%, 03/01/28 ................. 2,625 2,661,623
City of Fort Worth Water & Sewer System
Series 2020A , RB , 5.00% , 02/15/26 ..... 360 365,085
Series 2020A , RB , 5.00% , 02/15/28 ..... 1,760 1,857,238
City of Garland Electric Utility System
Series 2024 , RB , 5.00% , 03/01/26 ( AGC ) . 1,250 1,268,012
Series 2024 , RB , 5.00% , 03/01/27 ( AGC ) . 2,420 2,505,092
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019A , RB , 5.00% , 03/01/28 ..... USD 3,890 $ 4,092,421
Series 2024 , RB , 5.00% , 03/01/28 ( AGC ) . 1,400 1,473,986
Series 2024 , RB , 5.00% , 03/01/29 ( AGC ) . 1,650 1,761,728
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/30 (BAM) .......... 1,500 1,612,050
City of Houston
Series 2017A , GO , 5.00% , 03/01/26 ..... 1,330 1,350,655
Series 2024B , GO , 5.00% , 03/01/26 ..... 2,815 2,858,706
Series 2016A , GO , 5.00% , 03/01/28 ..... 19,700 19,993,896
Series 2017A , GO , 5.00% , 03/01/28 ..... 9,430 9,723,613
City of Houston Airport System, Series 2018D,
RB, 5.00%, 07/01/25 .............. 975 976,201
City of Houston Combined Utility System
Series 2024A , RB , 5.00% , 11/15/27 ..... 4,000 4,199,930
Series 1998A , RB , 0.00% , 12/01/27 ( AGM )
(b)
2,000 1,843,042
City of Lubbock, Series 2016, GO,
5.00%, 02/15/26 ................. 1,250 1,266,869
City of Plano, Series 2025, GO,
5.00%, 09/01/27
(a)
................ 2,850 2,981,807
City of San Antonio
Series 2015 , GO , 5.00% , 02/01/27 ...... 4,915 4,922,640
Series 2024 , GO , 5.00% , 02/01/27 ...... 2,000 2,072,791
Series 2019 , GO , 5.00% , 08/01/27 ...... 125 130,545
Series 2024 , GO , 5.00% , 02/01/29 ...... 1,100 1,178,610
City of San Antonio Electric & Gas Systems
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,855 3,009,125
Series 2024D , RB , 5.00% , 02/01/29 ..... 3,430 3,672,784
Series 2019 , RB , 4.00% , 02/01/30 ...... 320 332,556
Series 2016 , RB , 5.00% , 02/01/30 ...... 11,605 11,841,862
Series 2017 , RB , 5.00% , 02/01/30 ...... 2,600 2,695,174
Series 2024D , RB , 5.00% , 02/01/30 ..... 1,000 1,085,978
Clear Creek Independent School District
Series 2024B , GO , 5.00% , 02/15/29 ..... 3,205 3,418,595
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 5,000 5,439,673
College Station Independent School District
(a)
Series 2025 , GO , 5.00% , 08/15/29 ( PSF ) .. 2,000 2,150,397
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,400 1,527,981
Collin County Community College District
Series 2024 , RB , 5.00% , 08/15/26 ...... 5,315 5,440,919
Series 2024 , RB , 5.00% , 08/15/28 ...... 5,860 6,228,516
Conroe Independent School District
Series 2019 , GO , 5.00% , 02/15/26 ( PSF ) .. 3,570 3,622,427
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 5,975 6,196,753
Series 2016 , GO , 3.00% , 02/15/28 ( PSF ) .. 6,430 6,414,966
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 9,795 10,352,165
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 7,500 7,926,619
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,373,507
Coppell Independent School District, Series
2019, GO, 5.00%, 08/15/25 (PSF) ...... 5,995 6,017,734
County of Dallas, Series 2016, GO,
5.00%, 08/15/25 ................. 3,325 3,337,678
County of Denton, Series 2017, GO,
5.00%, 07/15/28 ................. 3,500 3,576,469
County of Fort Bend, Series B, GO,
5.00%, 03/01/29 ................. 1,250 1,251,487
County of Galveston, Series 2017, GO,
5.00%, 02/01/28 ................. 7,135 7,227,108
County of Harris
Series 2015A , GO , 5.00% , 10/01/25 ..... 2,320 2,335,816
Series 2015B , RB , 5.00% , 08/15/26 ..... 2,330 2,339,800
Series 2015A , GO , 5.00% , 10/01/27 ..... 6,335 6,373,313
Series 2015B , RB , 5.00% , 08/15/28 ..... 1,905 1,911,628
Series 2016A , RB , 5.00% , 08/15/28 ..... 2,455 2,506,829
Series 2015A , GO , 5.00% , 10/01/28 ..... 6,660 6,698,510
Series 2024A , GO , 5.00% , 09/15/29 ..... 1,000 1,082,482

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
County of Harris Toll Road
Series 2021 , RB , 5.00% , 08/15/25 ...... USD 1,000 $ 1,003,751
Series 2022A , RB , 5.00% , 08/15/25 ..... 2,760 2,770,353
Series 2018A , RB , 5.00% , 08/15/29 ..... 330 346,169
Series 2022A , RB , 5.00% , 08/15/29 ..... 2,095 2,264,330
County of Hays, Series 2017, GO,
5.00%, 02/15/28 ................. 1,010 1,042,796
County of Travis, GO, 5.00%, 03/01/29 ..... 10,000 10,728,073
County of Williamson
Series 2021 , GO , 4.00% , 02/15/26 ...... 10,000 10,077,158
Series 2020 , GO , 5.00% , 02/15/26 ...... 1,505 1,526,996
Series 2021 , GO , 4.00% , 02/15/27 ...... 5,000 5,102,150
Series 2021 , GO , 4.00% , 02/15/28 ...... 10,000 10,254,597
Series 2024 , GO , 5.00% , 02/15/29 ...... 5,000 5,349,503
Series 2025 , GO , 5.00% , 02/15/29
(a)
..... 5,000 5,347,279
GO , 5.00% , 02/15/30
(a)
............. 3,105 3,366,508
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 5,180 5,258,250
Series 2020A , GO , 5.00% , 02/15/26 ( PSF ) 3,905 3,963,990
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,325 1,343,869
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 300 311,236
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 185 191,929
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 225 233,427
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,366,225
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/25 ...... 1,230 1,241,847
Series 2016A , RB , 5.00% , 12/01/26 ..... 1,340 1,353,371
Series 2019 , RB , 5.00% , 12/01/27 ...... 7,000 7,354,217
Series 2019 , RB , 5.00% , 12/01/28 ...... 445 475,454
Dallas College
Series 2023 , GO , 5.00% , 02/15/27 ...... 3,000 3,107,786
Series 2023 , GO , 5.00% , 02/15/28 ...... 3,020 3,180,318
Dallas Fort Worth International Airport
Series 2020B , RB , 5.00% , 11/01/25 ..... 2,525 2,542,705
Series 2020A , RB , 5.00% , 11/01/26 ..... 630 647,211
Series 2021B , RB , 5.00% , 11/01/26 ..... 1,605 1,648,847
Series 2020B , RB , 5.00% , 11/01/28 ..... 1,745 1,862,104
Series 2023B , RB , 5.00% , 11/01/28 ..... 5,915 6,311,947
Series 2024 , RB , 5.00% , 11/01/28 ...... 2,635 2,811,831
Series 2020A , RB , 5.00% , 11/01/29 ..... 4,300 4,656,376
Series 2024 , RB , 5.00% , 11/01/29 ...... 5,470 5,923,344
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/27 ( PSF ) .. 7,180 7,330,297
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 2,075 2,194,698
Series 2025C , GO , 5.00% , 02/15/29 ( PSF ) 3,750 4,034,232
Series 2025C , GO , 5.00% , 02/15/30 ( PSF )
(a)
3,800 4,142,865
Series 2025A, Sub-Series 2025A-4 , GO ,
VRDN 5.00% , 02/15/29 ( PSF )
(a) (c)
..... 7,120 7,563,610
Series 2025A, Sub-Series 2025A-5 , GO ,
VRDN 5.00% , 02/15/30 ( PSF )
(c)
...... 6,500 6,990,980
Del Valle Independent School District, Series
2022, GO, 5.00%, 06/15/29 (PSF) ...... 860 927,329
Denton Independent School District
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 750 798,339
Series 2016 , GO , 5.00% , 08/15/29 ( PSF ) .. 1,695 1,714,579
Series 2023 , GO , 5.00% , 08/15/29 ( PSF ) .. 3,000 3,240,141
Fort Bend Independent School District
Series 2020 , GO , 5.00% , 08/15/25 ( PSF ) .. 550 552,097
Series 2017E , GO , 5.00% , 02/15/26 ( PSF ) 7,870 7,981,162
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 2,900 3,053,360
Series 2024A , GO , 5.00% , 08/15/29 ( PSF ) 2,550 2,759,364
Series 2019B , GO , 5.00% , 02/15/30 ( PSF ) 2,130 2,235,928
Series 2024B , GO , VRDN 4.00% , 08/01/27
( PSF )
(c)
...................... 12,180 12,361,595
Security
Par (000)
Par (000) Value
Texas (continued)
Fort Worth Independent School District, Series
2023, GO, 5.00%, 02/15/29 (PSF) ...... USD 1,160 $ 1,245,809
Frisco Independent School District
Series 2016 , GO , 3.00% , 08/15/28 ( PSF ) .. 5,520 5,510,751
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 6,080 6,625,793
Garland Independent School District
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 2,100 2,218,891
Series 2016 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,040 1,041,417
Series 2023A , GO , 5.00% , 02/15/29 ( PSF ) 925 993,088
Grand Parkway Transportation Corp., Series
2023, RB, VRDN, 5.00%, 04/01/28
(c)
..... 2,800 2,921,047
Harris County Flood Control District, Series
2015B, RB, 5.00%, 10/01/29 ......... 10,000 10,071,776
Highland Park Independent School District,
Series 2025, GO, 5.00%, 02/15/29
(a)
..... 9,345 10,004,998
Houston Independent School District
(a)
Series 2025B , GO , 5.00% , 02/15/26 ( PSF ) 2,000 2,029,090
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) 1,300 1,347,807
Series 2025A , GO , 5.00% , 02/15/29 ( PSF ) 3,380 3,632,491
Humble Independent School District
Series 2025 , GO , 5.00% , 02/15/26 ( PSF ) .. 2,500 2,537,239
Series 2025 , GO , 5.00% , 02/15/30 ( PSF )
(a)
8,675 9,453,743
Katy Independent School District
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 2,000 2,073,211
Series D , GO , 5.00% , 02/15/28 ( PSF ) .... 5,080 5,253,226
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,360 1,480,214
Lamar Consolidated Independent School District
Series 2024A , GO , 5.00% , 02/15/26 ( PSF ) 1,625 1,648,408
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 4,220 4,356,076
Series 2024A , GO , 5.00% , 02/15/29 ( PSF ) 3,960 4,250,050
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 3,475 3,780,573
Leander Independent School District
Series 2022 , GO , 5.00% , 08/15/25 ( PSF ) .. 1,200 1,204,748
Series 2025A , GO , 0.00% , 08/15/26 ( PSF )
(a) (b)
800 768,954
Series 2025B , GO , 0.00% , 08/15/28
(a) (b)
... 910 814,834
Series 2025B , GO , 5.00% , 08/15/30
(a)
.... 1,500 1,633,007
Lewisville Independent School District
Series 2016A , GO , 5.00% , 08/15/25 ( PSF ) 3,145 3,156,991
Series 2016B , GO , 5.00% , 08/15/25 ..... 7,820 7,849,816
Series 2016B , GO , 5.00% , 08/15/26 ..... 115 115,436
Series 2020 , GO , 5.00% , 08/15/26 ( PSF ) .. 2,640 2,705,871
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 430 449,512
Series 2024 , GO , 5.00% , 08/15/29 ( PSF ) .. 2,670 2,887,018
Series 2025 , GO , 5.00% , 08/15/29 ( PSF )
(a)
1,000 1,080,174
Series 2025 , GO , 5.00% , 08/15/30 ( PSF )
(a)
1,000 1,096,130
Lower Colorado River Authority
Series 2015D , RB , 5.00% , 05/15/27 ..... 1,200 1,201,725
Series 2019 , RB , 5.00% , 05/15/28 ...... 5,110 5,391,493
Series 2019A , RB , 5.00% , 05/15/28 ..... 1,335 1,408,541
Series 2020 , RB , 5.00% , 05/15/28 ...... 1,800 1,899,156
Series 2022 , RB , 5.00% , 05/15/28 ...... 1,875 1,978,287
Series 2025 , RB , 5.00% , 05/15/28
(a)
..... 4,000 4,220,346
Series 2016 , RB , 5.00% , 05/15/29 ...... 1,025 1,039,598
Series 2023 , RB , 5.00% , 05/15/29 ( AGM ) . 1,770 1,899,316
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 1,845 1,979,795
Series 2024A , RB , 5.00% , 05/15/29 ( AGC ) 2,000 2,146,119
Series 2025 , RB , 5.00% , 05/15/29 ...... 12,155 12,996,254
Series 2023B , RB , VRDN 5.00% , 05/15/28
(c)
3,805 3,947,335
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/28 ............... 2,000 2,135,412
Series A , RB , 5.00% , 11/01/29 ......... 1,440 1,479,126
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/29 (PSF) ...... 3,185 3,415,969

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
North East Independent School District, Series
2015, GO, 5.00%, 08/01/25 (PSF) ...... USD 2,635 $ 2,643,240
North Texas Municipal Water District Water
System, Series 2016, RB, 5.00%, 09/01/29 5,115 5,225,163
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/26 ..... 2,430 2,456,626
Series B , RB , 5.00% , 01/01/26 ......... 50 50,070
Series 2021B , RB , 5.00% , 01/01/27 ..... 2,465 2,542,745
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(b)
10,000 9,171,056
Series 2019B , RB , 5.00% , 01/01/28 ..... 4,405 4,630,282
Series 2022B , RB , 5.00% , 01/01/28 ..... 2,860 3,006,267
Series 2016A , RB , 5.00% , 01/01/29 ..... 1,265 1,278,080
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,840 5,179,550
Series 2016A , RB , 5.00% , 01/01/30 ..... 4,180 4,221,227
Series 2024B , RB , 5.00% , 01/01/30 ..... 9,065 9,805,416
Series A , RB , 5.00% , 01/01/30 ......... 2,015 2,034,874
Northside Independent School District, Series
2020, GO, VRDN, 3.55%, 06/01/25 (PSF)
(a) (c)
2,835 2,842,471
Permanent University Fund - Texas A&M
University System
Series 2023 , RB , 5.00% , 07/01/27 ...... 1,085 1,132,555
Series 2023 , RB , 5.00% , 07/01/28 ...... 3,850 4,092,430
Permanent University Fund - University of Texas
System
Series 2014B , RB , 5.00% , 07/01/25 ..... 2,680 2,683,611
Series 2015B , RB , 5.00% , 07/01/26 ..... 5,000 5,007,371
Series 2016A , RB , 5.00% , 07/01/26 ..... 1,000 1,001,474
Series 2016B , RB , 5.00% , 07/01/27 ..... 150 153,159
Series 2022A , RB , 5.00% , 07/01/27 ..... 9,750 10,177,342
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,305 1,387,571
Series 2006B , RB , 5.25% , 07/01/28 ..... 1,600 1,712,954
Series 2024A , RB , 5.00% , 07/01/29 ..... 1,750 1,889,619
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/27 ( PSF ) 3,540 3,588,926
Series 2016A , GO , 5.00% , 02/15/28 ( PSF ) 5,000 5,063,309
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,595 1,712,406
Series 2025 , GO , 5.00% , 02/15/30 ( PSF )
(a)
3,000 3,266,554
Richardson Independent School District, Series
2017, GO, 5.00%, 02/15/29 (PSF) ...... 3,000 3,040,521
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 145 151,625
Series 2016 , GO , 5.00% , 08/01/31 ( PSF ) .. 3,255 3,264,639
Series 2016 , GO , 5.00% , 08/01/32 ( PSF ) .. 3,420 3,430,127
Series 2016 , GO , 5.00% , 08/01/33 ( PSF ) .. 3,590 3,600,631
Series 2016 , GO , 5.00% , 08/01/34 ( PSF ) .. 3,770 3,781,164
Series 2016 , GO , 5.00% , 08/01/35 ( PSF ) .. 3,355 3,364,935
San Antonio Water System
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,100 1,166,028
Series 2018A , RB , 5.00% , 05/15/29 ..... 2,365 2,494,639
Series 2020A , RB , 5.00% , 05/15/29 ..... 2,560 2,752,965
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,955 2,102,362
Series 2022B , RB , 5.00% , 05/15/29 ..... 920 989,347
Series 2013F , RB , VRDN 1.00% , 11/01/26
(c)
2,000 1,926,406
Sherman Independent School District, Series
2023B, GO, 5.00%, 02/15/29 (PSF) ..... 1,000 1,073,973
Southwest Higher Education Authority, Inc.
Series 2016A , RB , 5.00% , 10/01/28 ..... 2,725 2,789,796
Series 2016A , RB , 5.00% , 10/01/29 ..... 1,470 1,504,181
Spring Independent School District
Series 2015 , GO , 5.00% , 08/15/28 ( PSF ) .. 6,575 6,599,061
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 6,905 7,059,640
Series 2017A , GO , 5.00% , 08/15/28 ..... 5,940 6,071,237
State of Texas
Series 2018A , GO , 5.00% , 08/01/25 ..... 1,430 1,434,610
Series 2016 , GO , 5.00% , 10/01/25 ...... 50 50,334
Security
Par (000)
Par (000) Value
Texas (continued)
Series A , GO , 5.00% , 10/01/25 ........ USD 4,000 $ 4,026,710
Series 2016 , GO , 5.00% , 04/01/26 ...... 2,885 2,936,078
Series 2016A , GO , 5.00% , 04/01/26 ..... 4,270 4,345,599
Series 2015A , GO , 5.00% , 10/01/26 ..... 2,845 2,863,392
Series A , GO , 5.00% , 10/01/26 ........ 2,000 2,057,973
Series 2015A , GO , 5.00% , 10/01/27 ..... 7,045 7,079,665
Series 2024A , GO , 5.00% , 04/01/28 ..... 2,000 2,030,093
Series 2024 , GO , 5.00% , 10/01/28 ...... 4,165 4,447,913
Series 2016 , GO , 5.00% , 04/01/29 ...... 14,570 14,778,419
Series 2016A , GO , 5.00% , 04/01/29 ..... 2,160 2,190,898
Series 2024 , GO , 5.00% , 10/01/29 ...... 1,665 1,803,564
Series 2013B , GO , VRDN ( State Street Bank
& Trust Co. SBPA ), 2.25% , 06/09/25
(c)
.. 4,745 4,745,000
Tarrant County College District, Series 2022,
GO, 5.00%, 08/15/25 .............. 3,500 3,513,488
Tarrant Regional Water District, Series 2025, RB,
5.00%, 09/01/29
(a)
................ 7,365 7,959,241
Tarrant Regional Water District Water Supply
System
Series 2015 , RB , 5.00% , 03/01/27 ...... 1,390 1,392,278
Series 2015 , RB , 5.00% , 03/01/28 ...... 1,000 1,001,340
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,500 1,609,269
Texas A&M University
Series 2016C , RB , 5.00% , 05/15/26 ..... 255 259,996
Series 2017E , RB , 5.00% , 05/15/26 ..... 3,160 3,221,909
Series 2017C , RB , 5.00% , 05/15/27 ..... 1,660 1,726,407
Series 2017E , RB , 5.00% , 05/15/27 ..... 5,760 5,990,426
Series 2021A , RB , 5.00% , 05/15/27 ..... 1,460 1,518,407
Series 2024A , RB , 5.00% , 05/15/28 ..... 3,500 3,712,281
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,005 1,082,739
Series 2024A , RB , 5.00% , 05/15/29 ..... 5,000 5,386,762
Texas Department of Transportation State
Highway Fund
Series 2015 , RB , 5.00% , 10/01/25 ...... 29,190 29,396,557
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,605 1,616,357
Series 2015 , RB , 5.00% , 10/01/26 ...... 8,920 9,178,559
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 2,870 2,968,186
Texas State University System
Series 2017A , RB , 5.00% , 03/15/26 ..... 565 574,018
Series 2024 , RB , 5.00% , 03/15/28 ...... 5,000 5,273,406
Series 2017A , RB , 5.00% , 03/15/29 ..... 2,750 2,840,893
Series 2024 , RB , 5.00% , 03/15/29 ...... 4,325 4,630,092
Texas Tech University System
Series 2025A , RB , 5.00% , 02/15/29 ..... 2,620 2,809,041
Series 2025A , RB , 5.00% , 02/15/30
(a)
.... 1,890 2,056,215
Texas Transportation Commission
Series 2024 , GO , 5.00% , 04/01/29 ...... 7,000 7,532,200
Series 2014B , GO , VRDN 0.65% , 04/01/26
(c)
5,000 4,854,136
Texas Water Development Board
Series 2018 , RB , 5.00% , 08/01/25 ...... 530 531,576
Series 2022 , RB , 5.00% , 08/01/25 ...... 1,090 1,093,242
Series 2017A , RB , 5.00% , 04/15/26 ..... 725 738,505
Series 2018B , RB , 5.00% , 04/15/26 ..... 335 341,240
Series 2020 , RB , 5.00% , 08/01/26 ...... 600 614,946
Series 2019A , RB , 5.00% , 10/15/26 ..... 805 828,714
Series 2018 , RB , 5.00% , 08/01/27 ...... 420 438,911
Series 2019A , RB , 5.00% , 10/15/27 ..... 1,860 1,951,265
Series 2017A , RB , 5.00% , 04/15/28 ..... 7,865 8,232,825
Series 2023A , RB , 5.00% , 04/15/28 ..... 1,000 1,058,715
Series 2024A , RB , 5.00% , 04/15/28 ..... 1,600 1,693,943
Series 2024A , RB , 5.00% , 04/15/29 ..... 2,000 2,151,892
Series 2017A , RB , 5.00% , 04/15/30 ..... 1,095 1,141,657
Tomball Independent School District, Series
2024, GO, 5.00%, 02/15/29 (PSF) ...... 7,820 8,398,468

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/28 ...... USD 3,370 $ 3,500,030
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,590 1,688,392
Series 2022 , RB , 5.00% , 08/01/28 ...... 1,285 1,364,518
Series 2017 , RB , 5.00% , 08/01/29 ...... 135 139,941
Series 2018 , RB , 5.00% , 08/01/29 ...... 1,890 1,995,427
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/28 ..... 1,200 1,241,465
Series 2025A , RB , 5.00% , 04/15/28 ..... 500 528,529
Series 2017A , RB , 5.00% , 04/15/29 ..... 4,080 4,216,044
Series 2025A , RB , 5.00% , 04/15/29 ..... 750 805,282
Series 2025A , RB , 5.00% , 04/15/30
(a)
.... 480 522,466
Weatherford Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 5,400 5,476,274
1,133,933,893
Utah — 0.9%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 6,000 6,236,116
Intermountain Power Agency
Series 2023A , RB , 5.00% , 07/01/26 ..... 1,000 1,011,489
Series 2022A , RB , 5.00% , 07/01/27 ..... 3,500 3,624,810
Series 2022A , RB , 5.00% , 07/01/28 ..... 2,000 2,105,496
Series 2022A , RB , 5.00% , 07/01/29 ..... 3,815 4,068,201
Series 2023A , RB , 5.00% , 07/01/29 ..... 2,000 2,132,740
State of Utah
Series 2020 , GO , 3.00% , 07/01/25 ...... 210 209,941
Series 2017 , GO , 5.00% , 07/01/25 ...... 45 45,076
Series 2018 , GO , 5.00% , 07/01/25 ...... 1,685 1,687,841
Series 2020 , GO , 5.00% , 07/01/25 ...... 4,245 4,252,157
Series 2020B , GO , 5.00% , 07/01/25 ..... 7,150 7,162,055
Series 2018 , GO , 5.00% , 07/01/26 ...... 1,745 1,785,864
Series 2020 , GO , 5.00% , 07/01/26 ...... 5,090 5,209,197
Series 2020B , GO , 5.00% , 07/01/26 ..... 3,000 3,070,253
Series 2017 , GO , 5.00% , 07/01/27 ...... 25 25,780
Series 2020B , GO , 5.00% , 07/01/27 ..... 8,165 8,531,648
University of Utah (The)
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 1,500 1,537,829
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,605 1,680,065
Series B1 , RB , 5.00% , 08/01/29 ........ 2,000 2,040,322
Utah Transit Authority
Series 2015A , RB , 5.00% , 06/15/26 ..... 5,035 5,038,411
Series 2015A , RB , 5.00% , 06/15/30 ..... 4,005 4,007,713
Series 2015A , RB , 5.00% , 06/15/34 ..... 5,000 5,003,388
Series 2015A , RB , 5.00% , 06/15/37 ..... 9,480 9,486,423
Series 2015A , RB , 5.00% , 06/15/38 ..... 2,385 2,386,616
82,339,431
Virginia — 3.4%
City of Alexandria
Series 2021A , GO , 5.00% , 12/15/25 ( SAW ) 2,775 2,806,197
Series 2022B , GO , 5.00% , 12/15/25 ..... 5,195 5,253,402
Series 2023 , GO , 5.00% , 12/15/27 ( SAW ) . 8,115 8,568,232
City of Harrisonburg, Series 2021A, GO,
5.00%, 07/15/26 (SAW) ............ 7,165 7,337,960
City of Norfolk, Series 2017C, GO,
5.00%, 09/01/31 (SAW) ............ 1,600 1,659,872
Commonwealth of Virginia
Series 2024B , GO , 5.00% , 06/01/25 ..... 10,000 10,000,000
Series 2015B , GO , 5.00% , 06/01/26 ( SAW ) 11,810 11,828,785
Series 2024B , GO , 5.00% , 06/01/26 ..... 10,000 10,218,903
Series B , GO , 5.00% , 06/01/27 ........ 1,000 1,021,375
County of Arlington
Series B , GO , 5.00% , 08/15/25 ........ 1,015 1,019,111
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2017 , GO , 5.00% , 08/15/26 ...... USD 260 $ 266,848
Series B , GO , 5.00% , 08/15/26 ........ 1,450 1,488,188
Series B , GO , 5.00% , 08/15/27 ........ 75 76,906
Series 2019 , GO , 5.00% , 06/15/28 ...... 560 596,650
County of Fairfax
Series 2021A , GO , 4.00% , 10/01/25 ( SAW ) 2,235 2,242,701
Series 2022A , GO , 4.00% , 10/01/25 ( SAW ) 5,825 5,845,071
Series 2014B , GO , 5.00% , 10/01/25 ( SAW ) 3,525 3,530,052
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 235 237,094
Series 2019A , GO , 4.00% , 10/01/26 ( SAW ) 1,415 1,436,139
Series 2024A , GO , 5.00% , 10/01/26 ( SAW ) 5,875 6,038,901
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 150 154,058
Series 2022A , GO , 4.00% , 10/01/27 ( SAW ) 3,750 3,851,443
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 3,000 3,109,117
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 460 492,608
Series 2024A , GO , 5.00% , 10/01/28 ( SAW ) 5,775 6,184,373
County of Henrico, Series 2020A, GO,
5.00%, 08/01/25 (SAW) ............ 1,470 1,474,782
County of Loudoun
Series 2019A , GO , 5.00% , 12/01/25 ( SAW ) 9,000 9,090,053
Series 2020B , GO , 5.00% , 12/01/25 ( SAW ) 95 95,951
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 515 531,788
Series 2017A , GO , 3.00% , 12/01/28 ( SAW ) 5,435 5,401,585
Series 2017A , GO , 3.00% , 12/01/29 ( SAW ) 5,235 5,152,516
Hampton Roads Sanitation District, Series
2016A, RB, 5.00%, 08/01/34 ......... 120 122,881
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/52 ..... 16,000 16,857,272
Series 2018A , RB , 5.50% , 07/01/57 ..... 7,650 8,154,408
Upper Occoquan Sewage Authority, Series 2014,
RB, 4.00%, 07/01/39 .............. 1,000 1,000,804
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/26 ..... 465 471,467
Series 2022A , RB , 5.00% , 02/01/26 ..... 6,650 6,742,482
Series 2020A , RB , 5.00% , 02/01/26 ..... 1,520 1,541,139
Series 2021A , RB , 5.00% , 02/01/26 ..... 11,010 11,163,116
Series 2020A , RB , 5.00% , 02/01/27 ..... 730 755,899
Series B , RB , 5.00% , 02/01/27 ......... 80 82,838
Series 2017E , RB , 5.00% , 02/01/27 ..... 18,410 19,063,161
Series A , RB , 5.00% , 02/01/27 ......... 515 521,903
Series 2021A , RB , 5.00% , 02/01/27 ..... 9,130 9,453,920
Series B , RB , 4.00% , 02/01/28 ......... 2,000 2,010,083
Series B , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 1,655 1,662,567
Series B , RB , 4.00% , 02/01/29 ......... 5,000 5,020,465
Series 2017C , RB , 4.00% , 02/01/29 ..... 10,000 10,070,774
Series 2017E , RB , 5.00% , 02/01/29 ..... 1,050 1,107,226
Series 2016A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 6,610 6,755,442
Series 2017C , RB , 5.00% , 02/01/30 ..... 2,315 2,386,020
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,555 1,662,003
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 09/15/25 ...... 825 829,712
Series 2017 , RB , 5.00% , 03/15/26 ...... 9,565 9,715,660
Series 2017A , RB , 5.00% , 05/15/26 ..... 710 723,798
Series 2017 , RB , 5.00% , 09/15/26 ...... 365 374,655
Series 2017A , RB , 5.00% , 05/15/27 ..... 5,505 5,729,838
Series 2017 , RB , 5.00% , 09/15/27 ...... 180 188,781
Series 2016 , RB , 5.00% , 03/15/28 ...... 500 512,005
Series 2018 , RB , 3.00% , 05/15/30 ...... 5,550 5,456,164
Series 2017A , RB , 5.00% , 05/15/30 ..... 4,465 4,655,551
Virginia Public Building Authority
Series B , RB , 5.00% , 08/01/25 ......... 440 441,418
Series 2015B , RB , 5.00% , 08/01/26 ..... 3,050 3,060,224

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2020B , RB , 5.00% , 08/01/26 ..... USD 4,075 $ 4,177,925
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 9,005 9,232,446
Series 2022A , RB , 5.00% , 08/01/26 ..... 5,500 5,638,917
Series B , RB , 5.00% , 08/01/26 ......... 280 287,072
Series 2020A , RB , 5.00% , 08/01/27 ..... 50 52,326
Series A , RB , 5.00% , 08/01/27 ......... 3,000 3,071,641
Series 2022A , RB , 5.00% , 08/01/28 ..... 4,370 4,659,510
Series 2017A , RB , 5.00% , 08/01/29 ..... 155 162,068
Series 2025A , RB , 5.00% , 08/01/29
(a)
.... 4,245 4,599,438
Virginia Public School Authority
Series 2015A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 2,415 2,422,785
Series 2016 , RB , 5.00% , 08/01/26 ( SAW ) . 2,125 2,178,673
Series 2017B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 1,360 1,394,350
Series 2022 , RB , 5.00% , 01/15/27 ( SAW ) . 3,550 3,672,676
Series XI , RB , 5.00% , 04/15/27 ........ 2,745 2,858,197
Series 2025B , RB , 5.00% , 08/01/27 ( SAW )
(a)
10,000 10,463,132
Series 2016B , RB , 3.00% , 08/01/28 ( ST
INTERCEPT ) .................. 6,835 6,743,479
Series 2020B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 133,242
Virginia Resources Authority
Series 2016C , RB , 5.00% , 11/01/28 ..... 1,085 1,116,458
Series 2024B , RB , 5.00% , 11/01/28 ..... 4,265 4,570,990
322,739,662
Washington — 4.5%
Central Puget Sound Regional Transit Authority
Series 2021S-1 , RB , 5.00% , 11/01/25 .... 2,000 2,017,212
Series 2015S-1 , RB , 5.00% , 11/01/26 .... 2,670 2,691,986
Series 2016S-1 , RB , 5.00% , 11/01/26 .... 1,260 1,298,054
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 3,885 4,002,332
Series 2021S1 , RB , 5.00% , 11/01/29 .... 1,000 1,088,970
Series 2015S-1 , RB , 5.00% , 11/01/30 .... 4,190 4,224,502
Series 2015S-1 , RB , 5.00% , 11/01/31 .... 6,065 6,114,941
Series 2015S-1 , RB , 5.00% , 11/01/32 .... 3,805 3,836,332
Series 2015S-1 , RB , 5.00% , 11/01/35 .... 1,990 2,006,386
Series 2015S-1 , RB , 5.00% , 11/01/45 .... 7,100 7,158,464
Series 2015S-1 , RB , 5.00% , 11/01/50 .... 15,050 15,173,926
City of Seattle
Series 2015A , GO , 5.00% , 06/01/25 ..... 250 250,000
Series 2022 , RB , 5.00% , 09/01/25 ...... 8,095 8,135,533
Series 2016 , RB , 4.00% , 04/01/26 ...... 130 131,277
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,015 1,038,901
Series 2022 , RB , 5.00% , 07/01/26 ...... 5,000 5,117,741
Series 2022A , GO , 4.00% , 09/01/26 ..... 2,000 2,028,712
Series 2017C , RB , 5.00% , 09/01/26 ..... 3,225 3,312,927
Series 2023A , GO , 5.00% , 11/01/26 ..... 1,380 1,421,678
Series 2021A , GO , 5.00% , 12/01/26 ..... 2,495 2,575,007
Series 2016 , RB , 5.00% , 04/01/27 ...... 1,555 1,582,550
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,905 3,032,449
Series 2023A , RB , 5.00% , 03/01/28 ..... 13,645 14,430,223
Series 2017C , RB , 5.00% , 09/01/28 ..... 105 109,539
City of Seattle Water System
(a)
Series 2025 , RB , 5.00% , 05/01/29 ...... 3,500 3,778,224
Series 2025 , RB , 5.00% , 05/01/30 ...... 775 848,945
Clark County Public Utility District No. 1 Electric
Series 2024 , RB , 5.00% , 01/01/28 ...... 915 963,038
Series 2024 , RB , 5.00% , 01/01/29 ...... 720 770,591
Series 2024 , RB , 5.00% , 01/01/30 ...... 700 758,518
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/29 (GTD) . 500 528,892
County of King
Series 2018B , RB , 5.00% , 07/01/25 ..... 425 425,623
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2021A , GO , 4.00% , 01/01/27 ..... USD 1,705 $ 1,737,938
Series 2023 , RB , 5.00% , 01/01/28 ...... 9,310 9,822,554
Series 2021A , GO , 5.00% , 01/01/29 ..... 1,000 1,073,789
Series 2024 , RB , VRDN ( Bank of America NA
SBPA ), 2.95% , 06/02/25
(c)
.......... 15,000 15,000,000
County of Snohomish
Series 2022 , GO , 5.00% , 12/01/25 ...... 2,000 2,020,153
Series 2022 , GO , 5.00% , 12/01/26 ...... 1,500 1,547,654
Energy Northwest
Series 2015A , RB , 5.00% , 07/01/25 ..... 9,360 9,373,415
Series 2015C , RB , 5.00% , 07/01/25 ..... 2,805 2,809,020
Series 2016A , RB , 5.00% , 07/01/25 ..... 1,845 1,847,644
Series 2018C , RB , 5.00% , 07/01/25 ..... 915 916,311
Series 2015C , RB , 5.00% , 07/01/26 ..... 90 90,129
Series 2016A , RB , 5.00% , 07/01/26 ..... 245 250,474
Series 2021A , RB , 5.00% , 07/01/26 ..... 715 730,975
Series 2022A , RB , 5.00% , 07/01/26 ..... 1,735 1,773,764
Series 2015A , RB , 5.00% , 07/01/27 ..... 9,310 9,323,343
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,910 2,035,028
Series 2020A , RB , 5.00% , 07/01/28 ..... 15,000 15,981,894
Series 2015-A , RB , 5.00% , 07/01/29 ..... 2,500 2,503,583
Series 2017-A , RB , 5.00% , 07/01/29 ..... 180 186,980
Series 2025A , RB , 5.00% , 07/01/29 ..... 4,000 4,332,292
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,800 1,976,328
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
Series 2024B , RB , 5.00% , 01/01/27 ..... 2,000 2,066,215
Series 2024B , RB , 5.00% , 01/01/28 ..... 1,500 1,580,664
Series 2024B , RB , 5.00% , 01/01/29 ..... 1,500 1,606,982
King County School District No. 401 Highline
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 145 148,427
Series 2017 , GO , 4.00% , 12/01/29 ( GTD ) . 1,950 1,969,808
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 360 368,721
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 4,000 4,136,753
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/25 ..... 1,865 1,870,754
Series 2022A , RB , 5.00% , 08/01/26 ..... 1,175 1,203,544
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,500 2,612,623
Series 2024A , RB , 5.00% , 03/01/28 ..... 2,200 2,322,288
Series 2016 , RB , 5.00% , 02/01/29 ...... 500 505,227
Series 2024A , RB , 5.00% , 03/01/29 ..... 1,500 1,609,327
Series 2022A , RB , 5.00% , 08/01/29 ..... 3,000 3,238,373
Port of Tacoma
Series 2016A , GO , 5.00% , 12/01/28 ..... 790 809,253
Series 2008B , RB , VRDN ( Bank of America
NA LOC ), 1.85% , 06/04/25
(c)
........ 6,280 6,280,000
State of Washington
Series 2021E , GO , 5.00% , 06/01/25 ..... 1,000 1,000,000
Series R-2020C , GO , 5.00% , 07/01/25 ... 4,515 4,522,019
Series R-2020D , GO , 5.00% , 07/01/25 ... 4,535 4,542,050
Series R-2022C , GO , 5.00% , 07/01/25 ... 7,635 7,646,869
Series R-2018D , GO , 5.00% , 08/01/25 ... 975 978,127
Series R-2018C , GO , 5.00% , 08/01/25 ... 700 702,245
Series 2017D , GO , 5.00% , 02/01/26 ..... 3,080 3,122,697
Series 2018C , GO , 5.00% , 02/01/26 ..... 175 177,426
Series R-2022C , GO , 4.00% , 07/01/26 ... 2,500 2,530,791
Series R-2016B , GO , 5.00% , 07/01/26 ... 2,215 2,241,754
Series R-2020D , GO , 5.00% , 07/01/26 ... 5,335 5,457,064
Series R-2025C , GO , 5.00% , 07/01/26 ... 3,340 3,416,419
Series R-2025B , GO , 5.00% , 07/01/26 ... 1,660 1,697,981
Series R-2017B , GO , 4.00% , 08/01/26 ... 120 121,598
Series 2016A-1 , GO , 5.00% , 08/01/26 .... 30 30,089

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2021C , GO , 5.00% , 02/01/27 ..... USD 165 $ 170,890
Series R-2022B , GO , 5.00% , 02/01/27 ... 5,015 5,194,028
Series 2017D , GO , 5.00% , 02/01/27 ..... 45 46,606
Series 2022C , GO , 5.00% , 02/01/27 ..... 19,030 19,709,344
Series R-2022D , GO , 4.00% , 07/01/27 ... 5,000 5,113,936
Series R-2020C , GO , 5.00% , 07/01/27 ... 95 99,325
Series 2020A , GO , 5.00% , 08/01/27 ..... 50 52,362
Series R-2024A , GO , 5.00% , 02/01/28 ... 6,270 6,630,521
Series 2022C , GO , 5.00% , 02/01/28 ..... 840 888,299
Series 2005C , GO , 0.00% , 06/01/28
( AMBAC )
(b)
.................... 3,855 3,507,121
Series 2024B , GO , 5.00% , 06/01/28 ..... 9,575 10,187,189
Series 2020E , GO , 5.00% , 06/01/28 ..... 2,000 2,127,872
Series R-2016C , GO , 5.00% , 07/01/28 ... 1,250 1,263,548
Series R-2017B , GO , 5.00% , 08/01/28 ... 455 464,908
Series 2024A , GO , 5.00% , 08/01/28 ..... 14,540 15,518,418
Series R-2023A , GO , 5.00% , 08/01/28 ... 19,160 20,449,305
Series 2016B , GO , 5.00% , 08/01/28 ..... 7,050 7,070,876
Series 2025A , COP , 5.00% , 01/01/29
(a)
... 8,100 8,683,409
Series 2024C , GO , 5.00% , 02/01/29 ..... 16,885 18,173,371
Series R-2025B , GO , 5.00% , 07/01/29 ... 3,585 3,884,256
Series R-2023A , GO , 5.00% , 08/01/29 ... 4,000 4,339,408
Series R-2017A , GO , 5.00% , 08/01/29 ... 10,660 10,878,601
Series 2025A , COP , 5.00% , 01/01/30 .... 2,655 2,882,870
Series R-2022C , GO , 4.00% , 07/01/30 ... 1,750 1,826,719
Series R-2018D , GO , 5.00% , 08/01/30 ... 2,500 2,592,408
University of Washington
Series 2015B , RB , 5.00% , 06/01/27 ..... 5,175 5,175,000
Series 2025A , RB , 5.00% , 04/01/29
(a)
.... 2,500 2,685,567
Series 2024A , RB , 5.00% , 04/01/30 ..... 2,840 3,092,391
Series 2025A , RB , 5.00% , 04/01/30
(a)
.... 2,000 2,177,741
Series 2022C , RB , VRDN 4.00% , 08/01/27
(c)
12,965 13,129,574
434,718,692
West Virginia — 0.1%
State of West Virginia
Series 2015A , GO , 5.00% , 06/01/25 ..... 530 530,000
Series 2015A , GO , 3.00% , 11/01/25 ..... 425 424,418
Series 2018A , GO , 5.00% , 06/01/28 ..... 4,710 5,003,699
Series 2019A , GO , 5.00% , 12/01/28 ..... 100 107,119
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/26 ..... 1,045 1,071,749
Series 2017A , RB , 5.00% , 09/01/29 ..... 3,625 3,759,781
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 1,490 1,602,786
12,499,552
Wisconsin — 1.5%
City of Milwaukee
Series 2021N-3 , GO , 5.00% , 04/01/26 ... 12,535 12,720,448
Series 2021N-4 , GO , 5.00% , 04/01/26 ... 5,425 5,505,260
Germantown School District
Series 2017A , GO , 4.00% , 04/01/34 ..... 4,585 4,690,481
Series 2017A , GO , 4.00% , 04/01/36 ..... 6,795 6,951,323
Series 2017A , GO , 4.00% , 04/01/37 ..... 7,070 7,232,650
Green Bay Area Public School District
GO , 5.00% , 04/01/28 ............... 835 882,678
GO , 5.00% , 04/01/29
(a)
............. 1,555 1,670,302
GO , 5.00% , 04/01/30 ............... 980 1,066,067
Racine Unified School District, GO,
5.00%, 04/01/30 (AGC)
(a)
............ 2,000 2,170,029
State of Wisconsin
Series 2016-2 , GO , 5.00% , 11/01/25 ..... 2,715 2,737,892
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 2,240 2,258,887
Series 2022-1 , GO , 5.00% , 05/01/26 ..... 8,185 8,345,334
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2021B , GO , 5.00% , 05/01/26 ..... USD 5,725 $ 5,837,145
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 1,000 1,019,589
Series 2021-2 , GO , 5.00% , 05/01/26 ..... 1,835 1,870,945
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,995 4,117,784
Series 2020B , GO , 5.00% , 05/01/27 ..... 1,775 1,849,343
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 3,055 3,182,954
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 485 504,880
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 765 796,358
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 4,500 4,774,405
Series 2021A , GO , 5.00% , 05/01/28 ..... 1,315 1,395,187
Series 2023-1 , GO , 5.00% , 05/01/28 ..... 12,885 13,670,713
Series 2019A , RB , 5.00% , 05/01/28 ..... 15,180 15,776,085
Series 2025-3 , GO , 5.00% , 05/01/29 ..... 5,000 5,392,807
Series 2024-1 , GO , 5.00% , 05/01/29 ..... 4,000 4,314,245
Series 2024-2 , GO , 5.00% , 05/01/29 ..... 1,880 2,027,695
Series 2025-3 , GO , 5.00% , 05/01/30 ..... 5,000 5,471,263
State of Wisconsin Environmental Improvement
Fund
Series 2018A , RB , 5.00% , 06/01/25 ..... 2,340 2,340,000
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,405 1,435,337
Sun Prairie Area School District, GO,
5.00%, 03/01/30 ................. 2,250 2,442,890
Wisconsin Department of Transportation
Series 2015-1 , RB , 5.00% , 07/01/25 ..... 605 605,945
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 3,355 3,495,221
Series 2025-1 , RB , 5.00% , 07/01/29
(a)
.... 4,000 4,330,013
142,882,155
Total Long-Term Investments — 100 .3%
(Cost: $ 9,658,808,209 ) ............................ 9,626,870,030
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.02%
(d) (e)
......... 6,749,567 6,750,242
Total Short-Term Securities — 0 .1%
(Cost: $ 6,750,242 ) ............................... 6,750,242
Total Investments — 100 .4%
(Cost: $ 9,665,558,451 ) ............................ 9,633,620,272
Liabilities in Excess of Other Assets — (0.4) % ............. (34,024,050)
Net Assets — 100.0% ...............................
$ 9,599,596,222
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
Shares
Held at
05/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 84,934 $ 6,665,308
(a)
$ — $ — $ — $ 6,750,242 6,749,567 $ 100,413 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 9,626,870,030 $ — $ 9,626,870,030
Short-Term Securities
Money Market Funds ...................................... 6,750,242 — — 6,750,242
$ 6,750,242 $ 9,626,870,030 $ — $ 9,633,620,272

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short-Term National Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BHAC-CR Berkshire Hathaway Assurance Corp. Custodial Receipt
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LOC Letter of Credit
MBIA Municipal Bond Insurance Association
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
VRDN Variable Rate Demand Notes